                                                                                           Registration No. 2-57116
                                                                                                  File No. 811-2668

                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549
                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                         /X/

       PRE-EFFECTIVE AMENDMENT NO. ___                                                                        /   /

       POST-EFFECTIVE AMENDMENT NO. 45                                                                          /X/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     /X/

       AMENDMENT NO. 33                                                                                         /X/

                                          OPPENHEIMER MUNICIPAL BOND FUND
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                                (Exact Name of Registrant as Specified in Charter)

                                 6803 South Tuscon Way, Centennial, Colorado 80112
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                                     (Address of Principal Executive Offices)

                                                  (303) 768-3200
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                                          (Registrant's Telephone Number)

                                               ROBERT G. ZACK, ESQ.
                                              OppenheimerFunds, Inc.
                                      498 Seventh Avenue, New York, NY 10018
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

      /   /immediately upon filing pursuant to paragraph (b)
      /   /on ________________, pursuant to paragraph (b)
      /   /60 days after filing pursuant to paragraph (a)(1)
      / X /on November 27, 2002, pursuant to paragraph (a)(1)
      /   /75 days after filing pursuant to paragraph (a)(2)
      /   /on _______, pursuant to paragraph (a)(2)
           of Rule (485)

If appropriate, check the following box:

      /   /This post-effective amendment designates a new effective date for a previously filed post-amendment.

Oppenheimer
Municipal Bond Fund

Prospectus dated November 27, 2002

                                                              Oppenheimer  Municipal  Bond Fund is a mutual fund. It
                                                              seeks current  income exempt from federal income taxes
                                                              by   investing   in   municipal   securities,    while
                                                              attempting to preserve capital.
                                                                   This Prospectus  contains  important  information
                                                              about the Fund's objective,  its investment  policies,
                                                              strategies  and  risks.  It  also  contains  important
                                                              information  about  how to buy and sell  shares of the
                                                              Fund and  other  account  features.  Please  read this
                                                              Prospectus  carefully  before  you  invest and keep it
                                                              for future reference about your account.

As  with  all  mutual  funds,   the   Securities  and
Exchange  Commission  has not approved or disapproved
the  Fund's  securities  nor has it  determined  that
this Prospectus is accurate or complete.
It is a criminal offense to represent otherwise.

CONTENTS

                             ABOUT THE FUND

                  3          The Fund's Investment Objective and Strategies
                  3          Main Risks of Investing in the Fund
                  5          The Fund's Past Performance
                  6          Fees and Expenses of the Fund
                  8          About the Fund's Investments
                  11         How the Fund is Managed

                             ABOUT YOUR ACCOUNT

                  12         How to Buy Shares
                             Class A Shares
                             Class B Shares
                             Class C Shares

                  19         Special Investor Services
                             AccountLink
                             PhoneLink
                             OppenheimerFunds Internet Web Site

                  20         How to Sell Shares
                             By Wire
                             By Mail
                             By Telephone
                             By Checkwriting
                  23         How to Exchange Shares
                  25         Shareholder Account Rules and Policies
                  26         Dividends and Taxes
28                           Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies
WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund seeks as high a level of current  interest  income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital.

WHAT DOES THE FUND MAINLY  INVEST IN? The Fund invests  mainly in  municipal  securities  that pay interest  exempt from federal  individual  income tax. These primarily  include  municipal bonds (which are long term  obligations), municipal notes (short term obligations),  interests in municipal leases, and tax-exempt  commercial paper. Most of the  securities the Fund buys must be "investment  grade" (the four highest  rating  categories of national  rating organizations such as Moody's).

       The Fund does not limit its  investments  to  securities  of a  particular  maturity  range,  but  currently focuses on longer-term  securities with maturities  between 5 and 30 years when issued.  This portfolio strategy is subject to change.  These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO  MANAGERS  DECIDE WHAT  SECURITIES TO BUY OR SELL? In selecting  securities  for the Fund, the portfolio  managers look nationwide for municipal  securities using a variety of factors which may change over time and may vary in particular cases. The portfolio managers currently look for:
   o   Securities that provide high current income,
   o   A wide range of securities to diversify the portfolio,
   o   Securities having favorable credit characteristics, and
   o   Special situations that provide opportunities for value.

WHO IS THE FUND DESIGNED  FOR? The Fund is designed for  individual  investors  who are seeking  income exempt from federal  income  taxes.  The Fund  does  not seek  capital  gains or  growth.  Because  it  invests  in  tax-exempt securities,  the Fund is not  appropriate  for retirement plan accounts or for investors who want to pursue capital growth.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund
All  investments  have risks to some degree.  The Fund's  investments  are subject to changes in their value from a number of factors,  described below.  There is also the risk that poor security  selection by the Fund's investment
Manager,  OppenheimerFunds,  Inc.,  will cause the Fund to  underperform  other funds  having a similar  objective.
There is no assurance that the Fund will achieve its objective.

CREDIT RISK.  Municipal  securities are debt  securities  that are subject to credit risk.  Credit risk is the risk that the issuer of a municipal  security  might not make  interest and  principal  payments on the security as they become due. If the issuer fails to pay  interest,  the Fund's  income might be reduced,  and if the issuer fails to repay  principal,  the value of that security and of the Fund's shares may be reduced.  Because the Fund can invest as much as 25% of its assets in municipal  securities  below  investment  grade to seek higher  income,  the Fund's credit  risks are greater  than those of funds that buy only  investment-grade  bonds.  A downgrade  in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's security.

Special  Risks of  Lower-Grade  Securities.  The Fund's  credit risks are greater than those of funds that buy only investment-grade  securities.  Lower-grade  debt  securities  (these are  sometimes  called  "junk  bonds")  may be subject to greater  market  fluctuations  and greater risks of loss of income and principal  than  investment-grade debt  securities.  Securities that are (or that have fallen) below  investment  grade are exposed to a greater risk that the  issuers of those  securities  might not meet their debt  obligations.  These  risks can reduce the Fund's share prices and the income it earns.

         While  investment  grade  securities  are  subject to risks of  non-payment  of  interest  and  principal, generally,  higher yielding lower-grade bonds,  whether rated or unrated,  have greater risks than investment grade securities.  The  market  for  lower-grade  securities  may be less  liquid,  especially  during  times of  general economic distress, and therefore they may be harder to sell at an acceptable price.

INTEREST RATE RISKS.  Municipal  securities are subject to changes in value when prevailing  interest rates change.
When interest rates fall,  the values of  already-issued  municipal  securities  generally  rise.  When  prevailing interest rates rise, the values of already-issued  municipal  securities generally fall and the securities may sell at a discount  from their face amount.  The  magnitude of these price  changes is generally  greater for bonds with longer  maturities.  When the average  maturity of the Fund's  portfolio is longer,  its share price may  fluctuate more if interest  rates change.  Additionally,  the Fund can buy variable  rate  obligations.  When interest  rates fall,  the yields of these  securities  decline.  Callable  bonds the Fund buys are more  likely to be called  when interest  rates fall,  and the Fund might then have to reinvest the proceeds of the  callable  instrument  in other securities  that have lower yields,  reducing its income.  When interest  rates fall,  the income the Fund earns on its investments,  and the Fund's  distributions to shareholders,  may decline. The Fund currently focuses on longer term securities to seek higher income. Therefore, its share prices may fluctuate more when interest rates change.

Borrowing for Leverage.  As a  fundamental  policy,  the Fund can borrow from banks in amounts up to 33 1/3% of its total assets for emergency  purposes or to buy portfolio  securities,  and this use of "leverage"  will subject the
Fund to greater  costs than funds that do not borrow for  leverage,  and may also make the Fund's  share price more sensitive to interest rate changes.

Risks of Using Derivative  Investments.  The Fund can use derivatives to seek increased  returns or to try to hedge investment  risks. In general terms, a derivative  investment is an investment  contract whose value depends on (or is derived from) the value of an underlying asset,  interest rate or index.  Options,  futures,  "inverse floaters"
and variable rate obligations are examples of derivatives the Fund may use.

         If the issuer of the  derivative  investment  does not pay the amount due,  the Fund can lose money on its investment.  Also,  the  underlying  security or investment on which the  derivative is based,  and the  derivative itself,  may not perform  the way the Manager  expected  it to  perform.  If that  happens,  the Fund will get less income  than  expected or its share price could  decline.  To try to preserve  capital,  the Fund has limits on the amount of particular types of derivatives it can hold.  However,  using  derivatives can increase the volatility of the Fund's share prices.  Also,  some  derivatives  may be illiquid,  making it difficult for the Fund to sell them quickly at an acceptable price.

Inverse  Floaters Have Special  Risks.  Variable rate bonds known as "inverse  floaters" pay interest at rates that move in the opposite  direction of yields on  short-term  bonds in response to market  changes.  As interest  rates rise,  inverse floaters produce less current income,  and their market value can become volatile.  Inverse floaters are a type of  "derivative  security."  Some have a "cap," so that if  interest  rates  rise  above the  "cap," the security  pays  additional  interest  income.  If rates do not rise  above  the  "cap,"  the Fund will have paid an additional amount for a feature that proves  worthless.  The Fund will not invest more than 35% of its total assets in inverse floaters.

HOW RISKY IS THE FUND OVERALL?  The risks described above  collectively  form the overall risk profile of the Fund, and can affect the value of the Fund's  investments,  its  investment  performance,  and the prices of its  shares.
This means that you can lose money by  investing in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.
The value of the Fund's  investments  in  municipal  securities  will  change over time due to a number of factors.
They include  changes in general  bond market  movements,  the change in value of  particular  bonds  because of an event  affecting the issuer,  or changes in interest rates that can affect bond prices  overall.  These changes can affect the value of the Fund's  investments and its prices per share. In the  OppenheimerFunds  spectrum,  the Fund is more  conservative  than some types of taxable bond funds,  such as high yield bond funds, but has greater risks than money market funds.

An  investment in the Fund is not a deposit of any bank,  and is not insured or  guaranteed by the Federal  Deposit
Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of  investing  in the Fund,  by showing  changes in the
Fund's  performance  (for its Class A shares)  from year to year for the last 10 calendar  years and by showing how the  average  annual  total  returns of the Fund's  shares,  both  before  and after  taxes,  compare to those of a broad-based  market index.  The after-tax  returns are shown for Class A shares only and are  calculated  using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown,  and do not reflect the impact of state or local taxes.  The  after-tax  returns for the other  classes of shares will vary. In certain  cases,  the figure  representing  "Return  After Taxes on  Distributions  and Sale of Fund  Shares" may be
higher than the other return  figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption and translates into an assumed tax deduction that benefits the  shareholder.  The after-tax returns are calculated based on certain  assumptions  mandated by regulation and your actual after-tax  returns may differ from those shown,  depending on your  individual  tax  situation.  The Fund's past  investment  performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                                                    (BAR CHART)
                                         [see appendix to the prospectus]

Sales  charges are not included in the  calculations  of return in this bar chart,  and if those  charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/02  through  9/30/02,  the  cumulative  return for Class A shares  before  taxes was 4.54%.
During the period shown in the bar chart, the highest return (not  annualized)  before taxes for a calendar quarter was 8.58% (1st Q'95) and the lowest  return (not  annualized)  before taxes for a calendar  quarter was -6.51% (1st
Q'94).

                                              ---------------------- ------------------------- ----------------------

Average Annual Total Returns                              1 Year               5 Years               10 Years
for the periods ended December 31, 2001             (or life of class,    (or life of class,    (or life of class,
                                                         if less)              if less)              if less)

---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------

Class A Shares (inception 10/27/76)
  Return Before Taxes                                     -2.51%                2.99%                 4.99%
  Return After Taxes on Distributions                     -2.51%                2.97%                 4.87%
  Return After Taxes on Distributions and Sale            0.50%                 3.44%                 5.86%
  of Fund Shares

-------------------------------------------------- --------------------- --------------------- ---------------------
---------------------------------------------------------------------------------------------- ----------------------

Lehman Brothers Municipal Bond Index (from                5.13%                 5.98%                 6.63%1
12/31/91) (reflects no deduction for fees,
expenses or taxes)

-------------------------------------------------- --------------------- --------------------- ---------------------
---------------------------------------------------------------------------------------------- ----------------------

Class B Shares (inception 3/16/93)                        -3.17%                -2.88%                4.16%

-------------------------------------------------- --------------------- --------------------- ---------------------
---------------------------------------------------------------------------------------------- ----------------------

Class C Shares (inception 8/29/95)                        0.72%                 3.21%                 4.11%

                                              ---------------------- ------------------------- ----------------------

(1)      inception 10/27/76
The Fund's  average  annual total  returns  include the  applicable  sales  charge:  for Class A, the current maximum initial sales charge of 4.75%;  for Class B, the applicable  contingent  deferred sales charges of 5%
(1-year) and 2%  (5-years);  for Class C, the 1%  contingent  deferred  sales  charge for the 1-year  period.
Because  Class B  shares  convert  to  Class A shares  72  months  after  purchase,  Class B  "life-of-class"
performance  does not include the  contingent  deferred  sales  charge and uses Class A  performance  for the period after  conversion.  The returns measure the performance of a hypothetical  account and assume that all dividends and capital gains  distributions  have been reinvested in additional shares. The performance of the
Fund's  Class A shares is compared to the Lehman  Brothers  Municipal  Bond Index,  an  unmanaged  index of a broad range of investment  grade municipal  bonds. The index  performance  reflects  investment of income but does not consider  transaction  costs or taxes.  The Fund's  investments  may vary from the securities in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses  directly for  management of its assets,  administration,  distribution  of its shares and other  services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  All  shareholders  therefore pay those  expenses  indirectly.  Shareholders  pay other  expenses directly,  such as sales  charges and  account  transaction  charges.  The  following  tables are meant to help you understand  the fees and expenses you may pay if you buy and hold shares of the Fund.  The numbers  below are based on the Fund's expenses during its fiscal year ended July 31, 2002.

Shareholder Fees (charges paid directly from your investment):

                                                   Class A Shares       Class B Shares      Class C Shares
-------------------------------------------------- -------------------- ------------------- -----------------------
-------------------------------------------------- -------------------- ------------------- -----------------------
Maximum Sales Charge (Load) on                     4.75%                None                None
Purchases (as a % of offering price)
-------------------------------------------------- -------------------- ------------------- -----------------------
-------------------------------------------------- -------------------- ------------------- -----------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original offering        None1                5%2                 1%3
price or redemption proceeds)
--------------------------------------------------

1. A 1% contingent  deferred  sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy Shares" for details.
2. Applies to redemptions in first year after  purchase.  The  contingent  deferred sales charge  declines to 1% in the sixth year and is eliminated after that.
3. Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------
                                                    Class A Shares       Class B Shares       Class C Shares
--------------------------------------------------- -------------------- -------------------- -------------------
--------------------------------------------------- -------------------- -------------------- -------------------
Management Fees                                     0.53%                0.53%                0.53%
--------------------------------------------------- -------------------- -------------------- -------------------
--------------------------------------------------- -------------------- -------------------- -------------------
Distribution and/or Service (12b-1) Fees            0.23%                1.00%                1.00%
--------------------------------------------------- -------------------- -------------------- -------------------
--------------------------------------------------- -------------------- -------------------- -------------------

Other Expenses                                      0.12%                0.12%                0.12%

--------------------------------------------------- -------------------- -------------------- -------------------
--------------------------------------------------- -------------------- -------------------- -------------------

Total Annual Operating Expenses                     0.88%                1.65%                1.65%

---------------------------------------------------

The Fund's transfer agent has voluntarily  agreed to limit transfer and shareholder  servicing agency fees to 0.35% per annum,  effective  October 1,  2001.  That  undertaking  may be amended or  withdrawn  at any time.  Effective  January 1, 2002, the Manager has voluntarily  agreed to waive advisory fees at an annual rate  equal to  0.05%  of the  Fund's  average  daily  net  assets  until  the  Fund's  trailing  one year performance  percentile  at the end of the  preceding  quarter is in the third  quintile  or better of the
Fund's Lipper peer group.  The  foregoing  waiver is voluntary and may be terminated by the Manager at any time.

Expenses may vary in future years.  "Other Expenses"  include  transfer agent fees,  custodial fees, and accounting and legal expenses the Fund pays.

EXAMPLES.  The  following  examples  are  intended to help you compare the cost of  investing  in the Fund with the cost of investing in other mutual funds.  The examples  assume that you invest  $10,000 in a class of shares of the
Fund for the time periods indicated, and reinvest your dividends and distributions.

       The first  example  assumes  that you  redeem  all of your  shares at the end of those  periods.  The second example  assumes that you keep your shares.  Both  examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your actual costs may be higher or lower  because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------------------- ----------------- ----------------- --------------- ----------------

If shares are redeemed:                        1 year            3 years           5 years         10 years

---------------------------------------------- ----------------- ----------------- --------------- ----------------
---------------------------------------------- ----------------- ----------------- --------------- ----------------

Class A Shares                                 $561              $742              $939            $1,508

---------------------------------------------- ----------------- ----------------- --------------- ----------------
---------------------------------------------- ----------------- ----------------- --------------- ----------------

Class B Shares                                 $668              $820              $1,097          $1,5601

---------------------------------------------- ----------------- ----------------- --------------- ----------------
---------------------------------------------- ----------------- ----------------- --------------- ----------------

Class C Shares                                 $268              $520              $897            $1,955

----------------------------------------------

---------------------------------------------- ----------------- ----------------- --------------- ----------------

If shares are not redeemed:                    1 year            3 years           5 years         10 years

---------------------------------------------- ----------------- ----------------- --------------- ----------------
---------------------------------------------- ----------------- ----------------- --------------- ----------------

Class A Shares                                 $561              $742              $939            $1,508

---------------------------------------------- ----------------- ----------------- --------------- ----------------
---------------------------------------------- ----------------- ----------------- --------------- ----------------

Class B Shares                                 $168              $520              $897            $1,5601

---------------------------------------------- ----------------- ----------------- --------------- ----------------
---------------------------------------------- ----------------- ----------------- --------------- ----------------

Class C Shares                                 $168              $520              $897            $1,955

----------------------------------------------

In the first example,  expenses  include the initial sales charge for Class A and the applicable Class B or Class C contingent  deferred sales  charges.  In the second  example,  the Class A expenses  include the sales charge,  but
Class B and Class C expenses do not include contingent deferred sales charges.
1.  Class B expense  for  years 7 through  10 are based on Class A  expenses,  since  Class B shares  automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends.  Under normal market conditions, the Fund attempts to invest 100% of its assets in municipal securities.  As a fundamental policy, the Fund invests at least 80% of its total assets (plus borrowing for investment purposes) in municipal securities.  Securities  that generate  income subject to alternative  minimum tax (AMT) will count towards the 80%
municipal  securities  requirement.  The Fund's  portfolio  might not always include all of the different  types of investments described below.

       The Manager tries to reduce risks by carefully researching securities before they are purchased.  The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer.  However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yield and share price of the Fund will change daily based on changes in interest  rates and market  conditions,  and in response to other  economic  events.  The  Statement of  Additional
Information contains more detailed information about the Fund's investment policies and risks.

MUNICIPAL  SECURITIES.  The Fund buys municipal  bonds and notes,  tax-exempt  commercial  paper,  certificates  of participation  in  municipal  leases,  and other  debt  obligations.  These  debt  obligations  are issued by state governments,  as well as their political subdivisions (such as cities, towns and counties),  and their agencies and authorities.  The Fund can also buy securities issued by the District of Columbia,  any commonwealths,  territories or possessions  of the United States,  or their  respective  agencies,  instrumentalities  or  authorities,  if the interest  paid on the security is not subject to federal  individual  income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

       Municipal  securities  are  issued to raise  money for a variety of public or  private  purposes,  including financing state or local  governments,  financing  specific  projects or public  facilities.  The Fund can buy both long-term and short-term  municipal  securities.  Long-term  securities  have a maturity of more than one year. The
Fund currently  focuses on  longer-term  securities  with  maturities  between 5 and 30 years when issued,  to seek higher income.

       The Fund can buy municipal  securities  that are "general  obligations,"  secured by the issuer's  pledge of its full faith,  credit and taxing power for the payment of principal and interest.  Some debt securities,  such as zero coupon  securities  may be subject to calls by the issuer to redeem the debt or to  prepayment  prior to their stated  maturity.  The Fund can also buy  "revenue  obligations,"  payable  only from the  revenues  derived from a particular  facility  or class of  facilities,  or a specific  excise tax or other  revenue  source.  Some of these revenue  obligations  are private  activity  bonds that pay interest  that may be a tax  preference  for  investors subject to alternative minimum tax.

o      Municipal Lease  Obligations.  Municipal  leases are used by state and local  governments to obtain funds to acquire land,  equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate  interest in payments made under municipal lease obligations.  Most municipal leases,  while secured  by the leased  property,  are not  general  obligations  of the  issuing  municipality.  They often contain  "non-appropriation"  clauses under which the municipal  government  has no obligation to make lease or installment  payments in future years unless money is  appropriated  on a yearly basis. If the government stops making payments or transfers its payment  obligations to a private entity,  the obligation  could lose value or  become  taxable.  Some  lease  obligations  might  not have an active  trading  market,  making it difficult for the Fund to sell them quickly at an acceptable price.

Ratings of Municipal  Securities  the Fund Buys.  Most of the municipal  securities  the Fund buys are  "investment grade" at the time of  purchase.  The Fund does not invest  more than 25% of its total  assets in  municipal securities  that at the time of purchase  are not  "investment-grade."  "Investment  grade"  securities  are those rated  within the four highest  rating  categories  of Moody's,  Standard & Poor's or Fitch or another nationally  recognized  rating  organization,  or (if unrated) are judged by the Manager to be comparable to rated  investment  grade  securities.  Rating  categories  are  described  in the  Statement  of  Additional
       Information.  A reduction in the rating of a security after the Fund buys it will not automatically  require the Fund to dispose of that  security.  However,  the Manager will  evaluate  those  securities to determine whether to keep them in the Fund's portfolio.

       The  Manager  may rely to some  extent on  credit  ratings  by  nationally  recognized  rating  agencies  in evaluating  the  credit  risk of  securities  selected  for the  Fund's  portfolio.  It may also use its own research and  analysis.  Many factors  affect an issuer's  ability to make timely  payments,  and the credit risks of a particular security may change over time.

CAN THE FUND'S  INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustee can change  non-fundamental policies  without  shareholder  approval,  although  significant  changes will be described in  amendments  to this
Prospectus.  Fundamental  policies cannot be changed  without the approval of a majority of the Fund's  outstanding voting shares.  The Fund's investment  objective is a fundamental  policy.  Other investment  restrictions that are fundamental  policies are listed in the Statement of Additional  Information.  An investment policy or technique is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek  its  objective,  the  Fund can  also  use the  investment  techniques  and strategies  described below.  The Fund might not always use all of them.  These  techniques  involve risks although some are designed to help reduce overall investment risks.

Floating  Rate/Variable  Rate  Obligations.  Some municipal  securities  have variable or floating  interest rates.
       Variable rates are  adjustable at stated  periodic  intervals.  Floating  rates are  automatically  adjusted according to a specified  market rate for such  investments,  such as the  percentage of the prime rate of a bank, or the 91-day U.S.  Treasury  Bill rate.  These  obligations  may be secured by bank letters of credit or other credit support arrangements.

       Variable rate bonds known as "inverse  floaters"  pay interest at rates that move in the opposite  direction of yields on  short-term  bonds in response to market  changes.  As interest  rates rise,  inverse  floaters produce less current  income,  and their market value can become  volatile.  Inverse  floaters are a type of
       "derivative  security."  Some have a "cap," so that if  interest  rates rise  above the "cap," the  security pays  additional  interest  income.  If rates do not rise  above  the  "cap,"  the Fund  will  have  paid an additional amount for a feature that proves worthless.

Other  Derivatives.  The Fund can invest in derivative  securities  that pay interest that depends on the change in value of an  underlying  asset,  interest  rate or index.  Options  and futures  (discussed  below) are also examples  of  derivatives.  The  Fund  may use  derivatives  to seek  increased  returns  or to try to hedge investment risks.  Examples of external pricing  mechanisms are interest rate swaps,  municipal bond indices or swap indices.
   o   There Are Special Risks in Using  Derivatives.  If the issuer of the derivative  investment does not pay the amount due, the Fund can lose money on its  investment.  Also,  the  underlying  security or  investment  on which the derivative is based,  and the derivative  itself,  may not perform the way the Manager expected it to perform.  If that happens,  the Fund will get less income than expected or its share price could decline.
       To try to preserve  capital,  the Fund has limits on the amount of particular  types of  derivatives  it can hold. For example, the Fund will not invest more than 20% of its total assets in inverse floaters.
Puts and Stand-By  Commitments.  The Fund can acquire  "stand-by  commitments"  or "puts" with respect to municipal securities.  The Fund  obtains  the  right to sell  specified  securities  at a set  price on  demand to the issuing  broker-dealer or bank.  However,  this feature may result in a lower interest rate on the security.
       The Fund acquires stand-by commitments or puts solely to enhance portfolio liquidity.

"When-Issued" and "Delayed Delivery"  Transactions.  The Fund can purchase municipal  securities on a "when-issued"
         basis and can purchase or sell such  securities on a "delayed  delivery"  basis.  Between the purchase and settlement,  no  payment  is  made  for the  security  and no  interest  accrues  to the  buyer  from  the investment.  There  is a risk of loss to the  Fund if the  value  of the  security  declines  prior to the settlement date.
Borrowing  for  Investment  Leverage.  The Fund can borrow  money to purchase  additional  securities,  a technique referred to as  "leverage." As a fundamental  policy,  the Fund's  borrowing for investment  purposes must be from  banks and is  limited  to not more than 33 1/3% of the  Fund's  total  assets.  The  interest  on borrowed money is an expense that might reduce the Fund's yield.

Illiquid  Securities.  Investments  may be illiquid  because they do not have an active trading  market,  making it difficult to value them or dispose of them  promptly at an acceptable  price.  The Fund will not invest more than 15% of its net assets in illiquid  securities.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate  liquidity.  The Fund cannot buy a security that has a restriction on its resale.

Hedging. The Fund can buy and sell futures contracts, put and call options, or enter into interest rate swap agreements. These are all referred to as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them. The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its goal. Hedging involves risks. If the
       Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could  reduce the Fund's  returns.  The Fund could also  experience  losses if the prices of its futures and options  positions  were not  correlated  with its other  investments  if it could not close out a  position because of an illiquid market for the future or option.
Portfolio  Turnover.  The Fund may engage in short-term  trading to try to achieve its objective.  While  portfolio turnover  can  affect  transaction  costs the Fund  pays,  in most  cases the Fund does not pay  brokerage commissions  on debt  securities it buys.  If the Fund realizes  capital gains when it sells its portfolio
         investments,   it  generally  must  pay  those  gains  out  to  shareholders,   increasing  their  taxable
         distributions.  The Financial  Highlights  table at the end of this Prospectus  shows the Fund's portfolio turnover rates during recent prior fiscal years.

Temporary Defensive and Interim Investments.  In times of unstable adverse market or economic conditions,  the Fund can invest up to 100% of its total assets in temporary  defensive  investments  that are  inconsistent  with the Fund's principal  investment  strategies.  Generally they would be short-term  municipal  securities but could be U.S.  government  securities  or  highly-rated  corporate  debt  securities.  The income  from some temporary  defensive  investments  may not be tax-exempt,  and therefore when making those  investments  the
       Fund  might  not  achieve  its  objective.  The Fund may also  hold cash and cash  equivalents  pending  the investment  of  proceeds  from the sale of Fund  shares  or  portfolio  securities,  or to meet  anticipated redemptions of Fund shares.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and handles  its  day-to-day  business.  The Manager carries out its duties,  subject to the policies  established by the Fund's Board of Trustees,  under an investment advisory  agreement which states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

       The Manager has been an  investment  advisor since 1960.  The Manager and its  subsidiaries  and  affiliates managed more than $125 billion in assets as of June 30, 2002,  including other Oppenheimer  funds, with more than 7 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, NY 10018.

Portfolio  Manager.  Effective  July 1, 2002,  the Fund is managed by a  portfolio  management  team  comprised  of
       Ronald Fielding and other investment  professionals  selected from the Manager's  Rochester  Division.  This portfolio  management team is primarily  responsible for the day-to-day  management of the Fund's portfolio.
       Mr.  Fielding is a Senior Vice  President of the Manager  (since January  1996).  Mr.  Fielding  serves in a similar capacity for other Oppenheimer funds.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate which declines as the Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million,
       0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion. The Fund's management fee for its last fiscal year ended July 31, 2002, was 0.53% of average annual net assets for each class of shares.  The Manager has  voluntarily  agreed to waive  advisory  fees at an annual rate equal to 0.05% of the Fund's average daily net assets until the Fund's trailing  one-year  performance  percentile at the end of the  preceding  calendar  quarter is in the third  quintile  or better of the  Lipper  general municipal bond fund peer group.

ABOUT YOUR ACCOUNT

How to Buy Shares

HOW  DO  YOU  BUY  SHARES?  You  can  buy  shares  several  ways,  as  described  below.  The  Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint servicing agents to accept purchase (and redemption)  orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.
Buying Shares Through Your Dealer.  You can buy shares  through any dealer,  broker or financial  institution  that has a sales agreement with the  Distributor.  Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor.  Complete an  OppenheimerFunds  New Account Application and return it with a check payable to "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If
       you don't list a dealer on the  application,  the  Distributor  will act as your agent in buying the shares.
       However,  we recommend that you discuss your investment with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.

   o   Paying by Federal Funds Wire.  Shares  purchased  through the  Distributor  may be paid for by Federal Funds wire. The minimum  investment is $2,500.  Before sending a wire, call the  Distributor's  Wire Department at
       1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
   o   Buying Shares  Through  OppenheimerFunds  AccountLink.  With  AccountLink,  you pay for shares by electronic funds  transfers  from your bank account.  Shares are purchased for your account by a transfer of money from your bank account  through the Automated  Clearing  House (ACH) system.  You can provide those  instructions
       automatically,   under  an  Asset  Builder  Plan,  described  below,  or  by  telephone  instructions  using
       OppenheimerFunds PhoneLink, also described below.  Please refer to "AccountLink," below for more details.

   o   Buying Shares  Through Asset Builder Plans.  You may purchase  shares of the Fund  automatically  each month from your account at a bank or other  financial  institution  under an Asset Builder Plan with  AccountLink.
       Details are in the Asset Builder Application and the Statement of Additional Information.

HOW  MUCH  MUST YOU  INVEST?  You can buy  Fund  shares  with a  minimum  initial  investment  of  $1,000  and make additional  investments  at any time with as little as $25 (effective  November 1, 2002,  the  additional  purchase amount is $50).  There are reduced minimum investments under special investment plans.
     o With Asset Builder Plans, 403(b) plan Automatic Exchange Plans and military allotment plans, you can make additional  and  subsequent  investments  for as little as $25. The minimum  initial  investment in any such plan accounts  established  on or after November 1, 2002 is $50. The minimum  additional  investment to such plan  accounts  that were  established  prior to November 1, 2002 will remain $25. To  establish a new Asset
       Builder Plan account on or after November 1, 2002, you must first invest at least $500.

   o   The  minimum  investment  requirement  does  not  apply  to  reinvesting  dividends  from  the Fund or other
       Oppenheimer  funds (a list of them appears in the Statement of Additional  Information,  or you can ask your dealer or call the Transfer  Agent),  or reinvesting  distributions  from unit  investment  trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES  SOLD?  Shares are sold at their  offering  price,  which is the net asset value per share plus any initial sales charge that  applies.  The offering  price that applies to a purchase  order is based on the next  calculation of the net asset value per share that is made after the  Distributor  receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.
Net Asset Value.  The Fund  calculates  the net asset value of each class of shares as of the close of The New York

       Stock Exchange,  on each day the Exchange is open for trading  (referred to in this Prospectus as a "regular business  day").  The Exchange  normally  closes at 4:00 P.M.,  Eastern time,  but may close earlier on some days. All references to time in this Prospectus mean "Eastern time".

       The net asset value per share is determined by dividing the value of the Fund's net assets  attributable  to a class by the  number of shares of that class that are  outstanding.  To  determine  net asset  value,  the
       Fund's Board of Trustees has  established  procedures  to value the Fund's  securities,  in general based on market value. The Board has adopted special  procedures for valuing  illiquid and restricted  securities and obligations for which market values cannot be readily obtained.

         If, after the close of the  principal  market on which a security  held by the Fund is traded,  and before the time the Fund's  securities  are priced that day, an event  occurs  that the Manager  deems  likely to cause a material  change in the value of such  security,  the Fund's Board of Trustees has  authorized the
         Manager,  subject to the  Board's  review,  to  ascertain  a fair value for such  security.  A  security's valuation may differ depending on the method used for determining value.

The Offering  Price.  To receive the  offering  price for a particular  day, in most cases the  Distributor  or its designated  agent must  receive your order by the time of day The New York Stock  Exchange  closes that day.
       If your  order is  received  on a day when the  Exchange  is closed or after it has  closed,  the order will receive the next offering price that is determined after your order is received.
Buying  Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive the order by the close of
       The  New  York  Stock  Exchange  and  transmit  it to the  Distributor  so that it is  received  before  the
       Distributor's  close of  business  on a regular  business  day  (normally  5:00 P.M.) to receive  that day's offering price.  Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT  CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers  investors  three  different  classes of shares.  The different  classes of shares  represent  investments  in the same  portfolio  of  securities,  but the  classes are subject to  different  expenses  and will likely  have  different  share  prices.  When you buy shares,  be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares,  you pay an initial  sales  charge (on  investments  up to $1 million).
       The amount of that sales  charge will vary  depending  on the amount you invest.  The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your  shares  within  six years of  buying  them,  you will normally pay a contingent  deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------

Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of  purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your  shares  within 12  months  of buying  them,  you will normally  pay a  contingent  deferred  sales  charge  of  1.00%,  as  described  in "How Can You Buy Class C
       Shares?" below.

-------------------------------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an  appropriate  investment for you, the decision as to which class of shares is best  suited to your needs  depends on a number of factors  that you should discuss  with your  financial  advisor.  Some  factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your goals and objectives  change over time and you plan to purchase  additional shares,  you should  re-evaluate  those factors to see if you should consider  another class of shares.  The Fund's operating  costs that apply to a class of shares and the  effect of the  different  types of sales  charges on your investment will vary your investment results over time.

       The discussion below is not intended to be investment  advice or a  recommendation,  because each investor's financial  considerations  are  different.  The  discussion  below assumes that you will purchase only one class of
shares  and  not  a  combination  of  shares  of  different  classes.   Of  course  these  examples  are  based  on
approximations  of the effects of current sales charges and expenses  projected over time, and do not detail all of the  considerations  in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher  class-based  expenses on shares of Class B or Class C. For example,  the reduced  sales charges  available  for larger  purchases of Class A shares may,  over time,  offset the effect of paying an initial sales charge on your  investment,  compared to the effect over time or higher  class-based  expenses on shares of Class B or Class C.

   o   Investing  for the  Shorter  Term.  While  the  Fund is meant to be a  long-term  investment,  if you have a relatively  short-term  investment  horizon  (that is,  you plan to hold your  shares  for not more than six years), you should probably consider  purchasing Class A or Class C shares rather than Class B shares.  That is because of the effect of the Class B contingent  deferred  sales  charge if you redeem  within six years, as well as the effect of the Class B  asset-based  sales charge on the  investment  return for that class in the  short-term.  Class C shares might be the  appropriate  choice  (especially for investments of less than
       $100,000),  because there is no initial sales charge on Class C shares,  and the  contingent  deferred sales charge does not apply to amounts you sell after holding them one year.

       However,  if you plan to invest more than $100,000 for the shorter  term,  then as your  investment  horizon increases toward six years,  Class C shares might not be as advantageous as Class A shares.  That is because the annual  asset-based  sales charge on Class C shares will have a greater  impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

       And  for  investors  who  invest  $1  million  or  more,  in most  cases  Class A  shares  will be the  most advantageous  choice,  no matter how long you intend to hold your shares.  For that reason,  the Distributor normally  will not accept  purchase  orders of  $500,000  or more of Class B shares or $1 million or more of
       Class C shares from a single investor.
   o   Investing  for the Longer Term. If you are investing  less than  $100,000 for the  longer-term,  for example for retirement,  and do not expect to need access to your money for seven years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You?  Some  account  features  may not be available to
       Class B and  Class C  shareholders.  Other  features  may not be  advisable  (because  of the  effect of the contingent  deferred sales charge) for Class B and Class C  shareholders.  Therefore,  you should  carefully review how you plan to use your investment account before deciding which class of shares to buy.

       Additionally,  the dividends  payable to Class B and Class C shareholders  will be reduced by the additional expenses  borne by those  classes  that are not  borne  by Class A  shares,  such as the  Class B or Class C
       asset-based  sales  charge  described  below  and  in  the  Statement  of  Additional   Information.   Share
       certificates  are not  available  for Class B and  Class C shares,  and if you are  considering  using  your shares as collateral for a loan,  that may be a factor to consider.  Also,  checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker?  A financial  advisor may receive  different  compensation for selling one class of shares than for selling  another  class.  It is important to remember  that Class B and
       Class C  contingent  deferred  sales  charges and  asset-based  sales  charges  have the same purpose as the front-end  sales charge on sales of Class A shares:  to  compensate  the  Distributor  for  concessions  and expenses  it pays to dealers  and  financial  institutions  for  selling  shares.  The  Distributor  may pay additional  compensation from its own resources to securities  dealers or financial  institutions based upon the value of shares of the Fund  owned by the dealer or  financial  institution  for its own  account or for its customers.

SPECIAL SALES CHARGE  ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement of Additional  Information details the conditions  for the waiver of sales  charges that apply in certain  cases,  and the special sales charge rates that apply to purchases of shares of the Fund by certain groups,  or in other special types of transactions.  To receive a waiver or special  sales charge rate,  you must advise the  Distributor  when  purchasing  shares or the Transfer
Agent when redeeming shares that the special condition applies.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares  are sold at their  offering  price,  which is  normally  net asset value plus an initial  sales  charge.  However,  in some cases,  described  below,  purchases are not subject to an initial sales charge,  and the offering  price will be the net asset value.  In other cases,  reduced sales charges may be  available,  as  described  below or in the  Statement  of  Additional  Information.  Out of the  amount you invest, the Fund receives the net asset value to invest for your account.

       The sales  charge  varies  depending  on the amount of your  purchase.  A portion of the sales charge may be retained by the  Distributor  or  allocated to your dealer as  concession.  The  Distributor  reserves the right to reallow the entire  concession  to dealers.  The current  sales  charge rates and  concessions  paid to dealers and brokers are as follows:

                                               Front-End Sales         Front-End Sales
                                               Charge As a             Charge As a              Concession as
                                               Percentage of           Percentage of Net        Percentage of
Amount of Purchase                             Offering Price          Amount Invested          Offering Price
---------------------------------------------- ----------------------- ------------------------ -------------------
---------------------------------------------- ----------------------- ------------------------ -------------------
Less than $50,000                              4.75%                   4.98%                    4.00%
---------------------------------------------- ----------------------- ------------------------ -------------------
---------------------------------------------- ----------------------- ------------------------ -------------------
$50,000 or more but less than $100,000         4.50%                   4.71%                    4.00%
---------------------------------------------- ----------------------- ------------------------ -------------------
---------------------------------------------- ----------------------- ------------------------ -------------------
$100,000 or more but less than $250,000        3.50%                   3.63%                    3.00%
---------------------------------------------- ----------------------- ------------------------ -------------------
---------------------------------------------- ----------------------- ------------------------ -------------------
$250,000 or more but less than $500,000        2.50%                   2.56%                    2.25%
---------------------------------------------- ----------------------- ------------------------ -------------------
---------------------------------------------- ----------------------- ------------------------ -------------------
$500,000 or more but less than $1 million      2.00%                   2.04%                    1.80%
----------------------------------------------

Can You Reduce  Class A Sales  Charges?  You may be eligible to buy Class A shares at reduced  sales  charge  rates under the Fund's "Right of  Accumulation"  or a Letter of Intent,  as described in "Reduced Sales Charges"
         in the Statement of Additional Information.

Class A Contingent  Deferred  Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the  Oppenheimer  funds  aggregating  $1 million or more.  The  Distributor  pays  dealers of record concessions  in an amount  equal to 0.50% of purchases  of $1 million or more (other than  purchases by  retirement plans,  which  are not  permitted  in the  Fund.  That  concession  will be paid  only on  purchases  that were not previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month "holding  period"  measured from the beginning of the calendar month of their  purchase,  a contingent  deferred  sales charge  (called the "Class A contingent  deferred sales  charge")  may be  deducted  from the  redemption  proceeds.  That sales  charge will be equal to 1.0% of the lesser of

o        the  aggregate  net  asset  value of the  redeemed  shares  at the time of  redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent  deferred sales charge will not exceed the aggregate  amount of the concessions the
Distributor  paid to your dealer on all  purchases  of Class A shares of all  Oppenheimer  funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset  value per share  without  an  initial  sales charge.  However,  if Class B shares are redeemed  within six years from the  beginning  of the  calendar  month of their  purchase,  a contingent  deferred  sales charge will be deducted from the redemption  proceeds.  The Class B
contingent   deferred  sales  charge  is  paid  to  compensate  the  Distributor  for  its  expenses  of  providing distribution-related services to the Fund in connection with the sale of Class B shares.

       The amount of the  contingent  deferred  sales  charge will depend on the number of years since you invested and the dollar  amount being  redeemed,  according to the  following  schedule for the Class B contingent  deferred sales charge holding period:

  -----------------------------------------------------
  Years Since Beginning of Month in                     Contingent  Deferred  Sales Charge on  Redemptions In that
  Which Purchase Order Was Accepted                     Year (As % of Amount Subject to Charge)
  ----------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------- -----------------------------------------------------------
  0-1                                                   5.0%
  ----------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------- -----------------------------------------------------------
  1-2                                                   4.0%
  ----------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------- -----------------------------------------------------------
  2-3                                                   3.0%
  ----------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------- -----------------------------------------------------------
  3-4                                                   3.0%
  ----------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------- -----------------------------------------------------------
  4-5                                                   2.0%
  ----------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------- -----------------------------------------------------------
  5-6                                                   1.0%
  ----------------------------------------------------- -----------------------------------------------------------
  ----------------------------------------------------- -----------------------------------------------------------
  6 and following                                       None
  -----------------------------------------------------
  In the table, a "year" is a 12-month period. In applying the contingent  deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic  Conversion  of Class B Shares.  Class B shares  automatically  convert to Class A shares 72 months after you purchase them. This  conversion  feature  relieves Class B shareholders of the asset-based  sales charge that  applies to Class B shares  under the Class B  Distribution  and Service  Plan,  described  below.  The conversion  is based on the relative  net asset value of the two classes,  and no sales load or other charge is imposed.  When any Class B shares that you hold  convert,  any other Class B shares that were acquired by reinvesting  dividends and  distributions on the converted  shares will also convert to Class A shares.  For further  information on the  conversion  feature and its tax  implications,  see "Class B Conversion" in the
       Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset  value per share  without  an  initial  sales charge.  However,  if Class C shares are redeemed  within a holding  period of 12 months from the  beginning of the calendar month of their purchase,  a contingent  deferred sales charge of 1.0% will be deducted from the redemption proceeds.  The Class C contingent  deferred sales charge is paid to compensate the  Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service  Plan For  Class A Shares.  The Fund has  adopted a Service  Plan for  Class A shares.  It  reimburses  the
       Distributor  for a portion  of its costs  incurred  for  services  provided  to  accounts  that hold Class A shares.  Reimbursement  is made  quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The  Distributor  currently  uses all of those fees to pay dealers,  brokers, banks and other  financial  institutions  quarterly  for  providing  personal  service  and  maintenance  of accounts of their customers that hold Class A shares.

Distribution  and  Service  Plans for Class B and Class C Shares.  The Fund has  adopted  Distribution  and Service
       Plans for  Class B and Class C shares to pay the  Distributor  for its  services  and costs in  distributing
       Class B and Class C shares  and  servicing  accounts.  Under the  plans,  the Fund pays the  Distributor  an annual  asset-based  sales  charge  of  0.75%  per  year on  Class B  shares  and on  Class  C  shares.  The
       Distributor also receives a service fee of up to 0.25% per year under each plan.

       The  asset-based  sales  charge and service fees  increase  Class B and Class C expenses by 1.00% of the net assets  per year of the  respective  class.  Because  these  fees are paid out of the  Fund's  assets  on an on-going  basis,  over time these fees will increase the cost of your  investment and may cost you more than other types of sales charges.

       The Distributor  uses the service fees to compensate  dealers for providing  personal  services for accounts that hold Class B or Class C shares.  The Distributor  pays the 0.25% service fees to dealers in advance for the first  year after the shares are sold by the  dealer.  After the shares  have been held for a year,  the
       Distributor pays the service fees to dealers on a quarterly basis.

       The  Distributor  currently  pays a sales  concession  of 3.75% of the  purchase  price of Class B shares to dealers  from its own  resources  at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class B shares is  therefore  4.00% of the purchase  price.  The  Distributor  retains the Class B asset-based  sales charge.  See the Statement of
       Additional Information for exceptions.

         The  Distributor  currently  pays a sales  concession of 0.75% of the purchase  price of Class C shares to dealers  from its own  resources  at the time of sale.  Including  the advance of the service fee, the total amount paid by the  Distributor  to the dealer at the time of sale of Class C shares is  therefore  1.00% of the purchase  price.  The  Distributor  pays the  asset-based  sales charge as an ongoing  concession to the dealer on Class C shares that have been  outstanding  for a year or more.  See the  Statement of  Additional
       Information for exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account  with an  account at a U.S.  bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
   o   transmit  funds  electronically  to purchase  shares by telephone  (through a service  representative  or by
       PhoneLink) or automatically under Asset Builder Plans, or
   o   have the Transfer Agent send redemption  proceeds or transmit  dividends and distributions  directly to your bank account. Please call the Transfer Agent for more information.
       You may purchase  shares by telephone only after your account has been  established.  To purchase  shares in amounts up to $250,000 through a telephone  representative,  call the Distributor at  1.800.225.5677.  The purchase payment will be debited from your bank account.

       AccountLink  privileges should be requested on your Application or your dealer's settlement  instructions if you buy your shares through a dealer.  After your account is established,  you can request  AccountLink  privileges by  sending  signature-guaranteed  instructions  and  proper  documentations  to the  Transfer  Agent.  AccountLink privileges  will apply to each  shareholder  listed in the  registration  on your account as well as to your dealer representative  of record  unless  and until the  Transfer  Agent  receives  written  instructions  terminating  or changing  those  privileges.  After  you  establish  AccountLink  for your  account,  any  change  of bank  account information  must be made by  signature-guaranteed  instructions  to the Transfer Agent signed by all  shareholders who own the account.

PHONELINK.  PhoneLink is the  OppenheimerFunds  automated  telephone system that enables  shareholders to perform a
number  of  account   transactions   automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund  accounts  after you obtain a  Personal  Identification  Number  (PIN),  by  calling  the
PhoneLink number, 1.800.225.5677.
Purchasing  Shares.  You may purchase  shares in amounts up to $100,000 by phone,  by calling  1.800.225.5677.  You must have  established  AccountLink  privileges  to link your  bank  account  with the Fund to pay for these purchases.
Exchanging  Shares.  With the  OppenheimerFunds  Exchange  Privilege,  described  below,  you can  exchange  shares automatically  by phone  from your  Fund  account  to  another  OppenheimerFunds  account  you have  already established by calling the special PhoneLink number.

Selling  Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
       below for details.

CAN YOU SUBMIT  TRANSACTION  REQUESTS BY FAX? You may send  requests for certain types of account  transactions  to the Transfer Agent by fax (telecopier).  Please call  1.800.225.5677  for information about which  transactions may be handled  this way.  Transaction  requests  submitted  by fax are subject to the same rules and  restrictions  as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET  WEBSITE.  You can obtain  information  about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at  HTTP://WWW.OPPENHEIMERFUNDS.COM.  Additionally,  shareholders listed
                                               -------------------------------
in the account  registration (and the dealer of record) may request certain account  transactions through a special section of that web site. To perform account  transactions,  or obtain account  information  online, you must first obtain  a user  I.D.  and  password  on that  website.  If you do not  want to have  Internet  account  transaction capability  for your  account,  please call the  Transfer  Agent at  1.800.225.5677.  At times,  the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares  automatically or  exchange  them to another  OppenheimerFunds  account on a regular  basis.  Please  call the  Transfer  Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem  some or all of your Class A or Class B shares of the Fund,  you have up to six months to reinvest all or part of the  redemption  proceeds in Class A shares of the Fund or other  Oppenheimer funds without paying a sales charge.  This privilege  applies only to Class A shares that you purchased  subject to an initial  sales  charge and to Class A or Class B shares on which you paid a  contingent  deferred  sales  charge when you redeemed them.  This privilege does not apply to Class C shares.  You must be sure to ask the  Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell  (redeem)  some or all of your shares on any  regular  business  day.  Your shares will be sold at the next net asset value  calculated  after your order is received in proper form (which means that it must comply with the  procedures  described  below) and is accepted  by the  Transfer  Agent.  The Fund lets you sell your shares by writing a letter,  by wire,  by using the  Fund's  checkwriting  privilege,  or by  telephone.  You can also set up
Automatic  Withdrawal  Plans to  redeem  shares  on a  regular  basis.  If you have  questions  about  any of these procedures,  and  especially if you are redeeming  shares in a special  situation,  such as due to the death of the owner, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud, the following  redemption requests must be in writing and must include a signature  guarantee  (although there may be other situations that also require a signature guarantee):
   o   You wish to redeem more than $100,000 and receive a check
   o   The redemption check is not payable to all shareholders listed on the account statement
   o   The redemption check is not sent to the address of record on your account statement
   o   Shares are being transferred to a Fund account with a different owner or name
   o   Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your  Signature  Guaranteed?  The Transfer  Agent will accept a guarantee of your signature by a number of financial institutions, including:

     o   a U.S. bank, trust company, credit union or savings association,
     o   a foreign bank that has a U.S. correspondent bank,
     o   a U.S. registered dealer or broker in securities, municipal securities or government securities, or
     o   a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation,  partnership or other business or as a fiduciary,  you must also include your title in the signature.

Sending  Redemption  Proceeds by Wire.  While the Fund normally sends your money by check,  you can arrange to have the  proceeds of shares you sell sent by Federal  Funds wire to a bank account you  designate.  It must be a commercial  bank that is a member of the Federal  Reserve wire system.  The minimum  redemption  you can have  sent  by wire is  $2,500.  There  is a $10 fee  for  each  request.  To find  out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

Checkwriting.  To write checks against your Fund account,  request that privilege on your account  application,  or contact the Transfer Agent for signature cards.  They must be signed (with a signature  guarantee) by all owners of the account and returned to the Transfer  Agent so that checks can be sent to you to use.  Shareholders  with joint accounts  can elect in writing to have checks paid over the  signature  of one owner.  If you  previously  signed a signature  card to establish  checkwriting  in another  Oppenheimer  fund,  simply call  1.800.225.5677  to request checkwriting for an account in this Fund with the same registration as the other account.

o        Checks  can be  written to the order of  whomever  you wish,  but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o        Checkwriting  privileges  are not available for accounts  holding  shares that are subject to a contingent deferred sales charge.
o        Checks must be written for at least  $100.This  amount will increase to $500 for newly issued  checkbooks.
     Checks written below the stated amount on the check will not be accepted.
o        Checks  cannot be paid if they are  written  for more than  your  account  value.  Remember,  your  shares fluctuate in value and you should not write a check close to the total account value.
o        You may not write a check that would  require the Fund to redeem  shares that were  purchased  by check or
     Asset Builder Plan payments within the prior 10 days.
o        Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL?  Write a "letter of instruction" that includes:
   o   Your name
   o   The Fund's name
   o   Your Fund account number (from your account statement)
   o   The dollar amount or number of shares to be redeemed
   o   Any special payment instructions
   o   Any share certificates for the shares you are selling
   o   The signatures of all registered owners exactly as the account is registered, and
   o   Any special  documents  requested by the Transfer Agent to assure proper  authorization of the person asking to sell the shares.

------------------------------------------------------------ ---------------------------------------------------------

Use the following address for                                Send courier or express mail
requests by mail:                                            Requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                       Denver, Colorado 80231

                                                             ---------------------------------------------------------

HOW DO YOU SELL  SHARES BY  TELEPHONE?  You and your dealer  representative  of record may also sell your shares by telephone.  To receive the  redemption  price  calculated on a particular  regular  business day, your call must be received by the Transfer  Agent by the close of The New York Stock  Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares under a share certificate by telephone.

   o   To redeem shares through a service representative or automatically on PhoneLink, call 1.800.225.5677.
       Whichever  method you use,  you may have a check sent to the  address on the account  statement,  or, if you have linked your Fund account to your bank account on  AccountLink,  you may have the proceeds  sent to that bank  account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone  Redemptions  Paid by Check.  Up to $100,000 may be redeemed by telephone in any  seven-day  period.  The check must be payable to all owners of record of the shares and must be sent to the  address on the  account statement.  This service is not available within 30 days of changing the address on an account.
Telephone  Redemptions  Through  AccountLink  or by Wire.  There  are no  dollar  limits  on  telephone  redemption proceeds  sent to a bank account  designated  when you establish  AccountLink.  Normally the ACH transfer to your bank is  initiated  on the  business  day after the  redemption.  You do not receive  dividends  on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have  requested  Federal  Funds  wire  privileges  for  your  account,  the wire of the  redemption proceeds will normally be transmitted  on the next bank business day after the shares are redeemed.  There is a  possibility  that the wire may be delayed up to seven days to enable the Fund to sell  securities to pay the  redemption  proceeds.  No dividends  are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The  Distributor  has made  arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers may charge for that service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT  REDEMPTIONS.  If you purchase shares subject to a Class A, Class B or
Class C contingent  deferred sales charge and redeem any of those shares during the  applicable  holding period for the class of shares,  the contingent  deferred sales charge will be deducted from the redemption  proceeds  (unless you are eligible for a waiver of that sales charge based on the  categories  listed in Appendix C to the  Statement of  Additional  Information  and you advise the Transfer  Agent of your  eligibility  for the waiver when you place
                             ---
your redemption request).

         A  contingent  deferred  sales  charge will be based on the lesser of the net asset value of the  redeemed shares at the time of  redemption  or the  original  net asset value.  A  contingent  deferred  sales charge is not imposed on:
     o   the amount of your account value  represented by an increase in net asset value over the initial  purchase price,
     o   shares purchased by the reinvestment of dividends or capital gains distributions, or
     o   shares  redeemed in the special  circumstances  described  in Appendix C to the  Statement  of  Additional
         Information.

         To determine whether a contingent  deferred sales charge applies to a redemption,  the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent  deferred  sales  charges are not charged  when you  exchange  shares of the Fund for shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding  period,  the  holding  period  will carry over to the fund whose  shares you  acquire.  Similarly,  if you acquire  shares of this Fund by  exchanging  shares  of  another  Oppenheimer  fund  that are  still  subject  to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be  exchanged  for shares of certain  Oppenheimer  funds at net asset value per share at the time of  exchange,  without  sales  charge.  Shares of the Fund can be  purchased  by  exchange  of shares of other
Oppenheimer funds on the same basis.  To exchange shares, you must meet several conditions:

   o   Shares of the fund selected for exchange must be available for sale in your state of residence.
   o   The prospectuses of both funds must offer the exchange privilege.
   o   You must hold the shares you buy when you  establish  your  account  for at least  seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o   Before exchanging into a fund, you must obtain and read its prospectus.

Shares  of a  particular  class  of the Fund  may be  exchanged  only for  shares  of the same  class in the  other
Oppenheimer  funds.  For example,  you can exchange  Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions.  For tax purposes,  exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other  fund,  which may result in a capital gain or loss.  Please refer to "How to Exchange  Shares" in the  Statement of  Additional  Information
for more details.

       You can find a list of Oppenheimer  funds  currently  available for exchanges in the Statement of Additional
Information or obtain one by calling a service  representative  at  1.800.225.5677.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds  Exchange Request form, signed by all owners of the account.
       Send  it to the  Transfer  Agent  at  the  address  on the  back  cover.  Exchanges  of  shares  held  under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone  exchange  requests  may be made  either by  calling a service  225.5677.
       Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same  name(s)  and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES?  There are certain exchange policies you should be aware of:
   o   Shares are normally  redeemed  from one fund and purchased  from the other fund in the exchange  transaction on the same regular  business day on which the Transfer Agent receives an exchange  request that conforms to the policies  described  above.  It must be received by the close of The New York Stock  Exchange  that day, which is normally  4:00 P.M.  but may be earlier on some days.  However,  either fund may delay the purchase of shares of the fund you are  exchanging  into up to seven days if it determines it would be  disadvantaged by the same day exchange.

   o   The  interests  of the Fund's  long-term  shareholders  and its  ability to manage  its  investments  may be adversely  affected  when its shares  are  repeatedly  bought  and sold in  response  to  short-term  market fluctuations--also  known as "market  timing."  When large  dollar  amounts are  involved,  the Fund may have difficultly  implementing long-term investment  strategies,  because it cannot predict how much cash it will have to invest.  Market  timing  also may force the Fund to sell  portfolio  securities  at  disadvantageous times to raise the cash  needed to buy a market  timer's  Fund  shares.  These  factors  may hurt the Fund's performance  and its  shareholders.  When the Manager  believes  frequent  trading  would have a  disruptive effect on the  Fund's  ability to manage  its  investments,  the  Manager  and the Fund may reject  purchase orders and  exchanges  into the Fund by any  person,  group or account  that the  Manager  believes  to be a market timer.
   o   The Fund may amend,  suspend or  terminate  the exchange  privilege  at any time.  The Fund will provide you notice  whenever  it is  required  to do so by  applicable  law,  but it may impose  changes at any time for emergency purposes.
   o   If the Transfer  Agent  cannot  exchange all the shares you request  because of a  restriction  cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

       More  information  about the Fund's  policies and  procedures for buying,  selling and exchanging  shares is contained in the Statement of Additional Information.
A $12  annual fee will be  charged  on any  account  valued at less than  $500.  See the  Statement  of  Additional
         Information for circumstances when this fee will not be charged.

The  offering  of shares  may be  suspended  during  any period in which the  determination  of net asset  value is suspended,  and the offering may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will  provide you notice  whenever it is required to do so by  applicable law. If an account has more than one owner,  the Fund and the  Transfer  Agent may rely on the  instructions of any one owner.  Telephone privileges apply to each owner of the account and the dealer  representative of record for the account  unless the Transfer Agent receives  cancellation  instructions  from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning  transactions  and has adopted other procedures  to confirm  that  telephone  instructions  are  genuine,  by  requiring  callers to provide  tax identification  numbers and other account data or by using PINs,  and by  confirming  such  transactions  in writing.  The  Transfer  Agent  and the Fund will not be  liable  for  losses  or  expenses  arising  out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests will not be honored until the Transfer  Agent  receives all required  documents in proper  form.  From  time  to  time,  the  Transfer  Agent  in  its  discretion  may  waive  certain  of the requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions for their clients by  participating  in NETWORKING  through the National
       Securities  Clearing  Corporation are  responsible for obtaining their clients'  permission to perform those transactions,  and are responsible to their clients who are  shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The  redemption  prices for shares  will vary from day to day  because  the value of the  securities  in the Fund's portfolio  fluctuates.  The redemption  price,  which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check or through  AccountLink  or by
       Federal  Funds wire (as elected by the  shareholder)  within  seven days after the Transfer  Agent  receives redemption  instructions in proper form. However,  under unusual circumstances  determined by the Securities and Exchange  Commission,  payment may be delayed or  suspended.  For accounts  registered  in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer  Agent may delay  forwarding a check or processing a payment via  AccountLink  for recently  purchased shares,  but only until the  purchase  payment  has  cleared.  That delay may be as much as 10 days from the date the shares were  purchased.  That delay may be avoided if you purchase  shares by Federal Funds wire or certified check, or arrange with your bank to provide  telephone or written  assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary  redemptions  of small  accounts may be made by the Fund if the account value has fallen below $200 for reasons  other  than the fact that the  market  value of  shares  has  dropped.  In some  cases  involuntary redemptions  may be made to repay  the  Distributor  for  losses  from the  cancellation  of share  purchase orders.
Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's portfolio to meet redemptions).  This means that the redemption  proceeds will be paid with liquid securities from the
       Fund's portfolio.
"Backup  Withholding" of Federal income tax may be applied against taxable dividends,  distributions and redemption proceeds  (including  exchanges) if you fail to furnish the Fund your correct,  certified Social Security or
       Employer  Identification  Number when you sign your  application,  or if you under-report your income to the
       Internal Revenue Service.
To avoid  sending  duplicate  copies of  materials  to  households,  the Fund will mail only one copy of each prospectus,  annual  and  semi-annual  report  and  annual  notice  of the  Fund's  privacy  policy to shareholders  having the same last name and  address  on the  Fund's  records.  The  consolidation  of these mailings, called householding, benefits the Fund through reduced mailing expense.

       If you want to  receive  multiple  copies  of these  materials,  you may  call the  Transfer  Agent at
       1.800.225.5677.   You  may  also  notify  the  Transfer  Agent  in  writing.   Individual   copies  of
       prospectuses,  reports and privacy  notices will be sent to you  commencing 30 days after the Transfer
       Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare  dividends  separately for each class of shares from net tax-exempt  income and/or net taxable  investment income each regular business day and to pay those dividends to shareholders  monthly on a date  selected by the Board of  Trustees.  Daily  dividends  will not be  declared or paid on newly  purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund  attempts to pay  dividends on Class A shares at a constant  level.  There is no assurance  that it will be able to do so. The Board of Trustees  may change the targeted  dividend  level at any time,  without  prior notice to shareholders.  Additionally,  the amount of those dividends and any other  distributions  paid on Class B and Class C shares may vary over time,  depending on market  conditions,  the composition of the Fund's  portfolio, and expenses  borne by the particular  class of shares.  Dividends and other  distributions  paid on Class A shares will  generally be higher than for Class B and Class C shares,  which  normally have higher  expenses than Class A.
The Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL  GAINS.  Although  the Fund  does not seek  capital  gains,  it may  realize  capital  gains on the sale of portfolio  securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make  supplemental  distributions  of dividends and capital gains  following the end of its fiscal year.  There can be no assurance  that the Fund will pay any capital gains  distributions  in a particular  year.  Long-term  capital gains will be separately  identified in the tax  information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your  account,  specify on your  application how you want to receive your dividends and distributions. You have four options:
Reinvest All  Distributions  in the Fund.  You can elect to reinvest all dividends and capital gains  distributions in additional shares of the Fund.
Reinvest  Dividends or Capital Gains. You can elect to reinvest some distributions  (dividends,  short-term capital gains  or  long-term  capital  gains  distributions)  in  the  Fund  while  receiving  the  other  types  of distributions by check or having them sent to your bank account through AccountLink.
Receive  All  Distributions  in Cash.  You can  elect to  receive  a check  for all  dividends  and  capital  gains distributions or have them sent to your bank through AccountLink.

Reinvest Your  Distributions in Another  OppenheimerFunds  Account.  You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES.  Dividends paid from net  investment  income earned by the Fund on municipal  securities  will be excludable from gross income for federal  income tax  purposes.  A portion of a dividend that is derived from interest paid on certain  "private  activity bonds" may be an item of tax preference if you are subject to the  alternative  minimum taxation.  If the Fund earns  interest on taxable  investments,  any dividends  derived from those earnings will be taxable as ordinary income to shareholders.

       Dividends and capital gains  distributions  may be subject to state or local taxes.  Long-term capital gains are taxable as long-term  capital  gains when  distributed  to  shareholders.  It does not matter how long you have held your  shares.  Dividends  paid from  short-term  capital  gains are  taxable as ordinary  income.  Whether you reinvest your  distributions  in additional  shares or take them in cash, the tax treatment is the same. Every year the Fund will send you and the IRS a statement  showing the amount of any taxable  distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember  There May be Taxes on  Transactions.  Because the Fund's share price  fluctuates,  you may have a capital gain or loss when you sell or exchange  your shares.  A capital gain or loss is the  difference  between the price you paid for the shares and the price you  received  when you sold them.  Any capital  gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain  cases,  distributions  made by the Fund may be  considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

       This  information  is only a summary  of  certain  federal  and state  income  tax  information  about  your investment.  You  should  consult  with your tax  advisor  about the  effect of an  investment  in the Fund on your particular tax situation.

Financial Highlights

The Financial  Highlights Table is presented to help you understand the Fund's  financial  performance for the past five fiscal years.  Certain  information  reflects  financial results for a single Fund share. The total returns in the table  represent the rate that an investor  would have earned (or lost) on an investment in the Fund  (assuming reinvestment  of all  dividends  and  distributions).  This  information  has been  audited by KPMG LLP, the Fund's independent  auditors,  whose report, along with the Fund's financial  statements,  is included in the Statement of
Additional Information, which is available on request.

                                             Appendix to Prospectus of
                                          Oppenheimer Municipal Bond Fund

         Graphic  Material  included in the  Prospectus of Oppenheimer  Municipal Bond Fund:  "Annual Total Returns
(Class A) (% as of 7/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer  Municipal Bond Fund (the "Fund")  depicting the  annual  total  returns  of a  hypothetical  investment  in Class A shares of the Fund for each of the last ten calendar years,  without deducting sales charges.  Set forth below are the relevant data points that will appear on the bar chart.

                           Calendar         Oppenheimer
                           Year                      Municipal Bond Fund
                           Ended                     Class A Shares
                           -----                     --------------
                           12/31/01                          2.35%
                           12/31/00                          7.98%
                           12/31/99                         -5.09%
                           12/31/98                          6.05%
                           12/31/97                          9.38%
                           12/31/96                          5.17%
                           12/31/95                         18.28%
                           12/31/94                         -9.19%
                           12/31/93                         13.79%
                           12/31/92                          9.20%

INFORMATION AND SERVICES

For More Information on Oppenheimer Municipal Bond Fund:
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL  INFORMATION This document  includes  additional  information  about the Fund's  investment policies,  risks, and operations.  It is incorporated by reference into this Prospectus  (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL  REPORTS  Additional  information about the Fund's  investments and performance is available in the Fund's Annual and  Semi-Annual  Reports to  shareholders.  The Annual Report includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's  performance  during its last fiscal year.

How to Get More Information:
You can  request  the  Statement  of  Additional  Information,  the  Annual  and  Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------ ------------------------------------------------------------------

By Telephone:                                    Call OppenheimerFunds Services toll-free:
                                                 1.800.CALL.OPP (1.800.225.5677)

------------------------------------------------ ------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------
By Mail:                                         Write to:
                                                 OppenheimerFunds Services
                                                 P.O. Box 5270
                                                 Denver, Colorado 80217-5270
------------------------------------------------ ------------------------------------------------------------------
------------------------------------------------ ------------------------------------------------------------------

On the Internet:                                 You can send us a request  by  e-mail or read or  down-load documents on
                                                 the OppenheimerFunds web site:
                                                 HTTP://WWW.OPPENHEIMERFUNDS.COM
                                                 -------------------------------

------------------------------------------------ ------------------------------------------------------------------

Information  about the Fund  including the Statement of  Additional  Information  can be reviewed and copied at the
SEC's Public Reference Room in Washington,  D.C.  Information on the operations of the Public Reference Room may be obtained by calling the SEC at  1.202.942.8090.  Reports and other  information about the Fund are available on the
EDGAR  database on the SEC's  Internet web site at  HTTP://WWW.SEC.GOV.  Copies may be obtained  after payment of a duplicating fee by electronic  request at the request SEC's e-mail address:  HTTP://WWW.  PUBLICINFO@SEC.GOV  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the
Fund other than what is contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the Fund, nor a solicitation  of an offer to buy shares of the Fund, to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

The Fund's SEC File No. 811-2668                             The Fund's shares are distributed by:
PR0310.001.1102.                                     [logo] Oppenheimer Funds Distributors, Inc.
Printed on recycled paper.                                                          Distributor, Inc.

Oppenheimer Municipal Bond Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL.OPP (1.800.225.5677)

Statement of Additional Information dated November 27, 2002

       This  Statement  of  Additional  Information  is  not  a  Prospectus.   This  document  contains  additional
information  about the Fund and  supplements  information in the  Prospectus  dated November 27, 2002. It should be
read  together  with  the   Prospectus,   which  may  be  obtained  by  writing  to  the  Fund's   Transfer  Agent,
OppenheimerFunds  Services,  at P.O.  Box 5270,  Denver,  Colorado  80217 or by calling the  Transfer  Agent at the
toll-free   number  shown  above  or  by   downloading   it  from  the   OppenheimerFunds   Internet  web  site  at
www.oppenheimerfunds.com.

Contents
                                                                                                               Page
About the Fund

About Your Account

Financial Information About the Fund

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

       The  investment  objective  and the  principal  investment  policies  and the  main  risks  of the  Fund are described in the Prospectus.  This Statement of Additional  Information  contains  supplemental  information  about those  policies  and the types of  securities  that the Fund's  investment  manager,  OppenheimerFunds,  Inc.  (the
"Manager"),  will select for the Fund. Additional  explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The Fund does not make investments with the objective of seeking capital growth, since that would generally be inconsistent with its goal of seeking  tax-exempt income.  However,  the value of the securities  held by the Fund may be affected by changes in general  interest  rates.  Because the current  value of debt  securities  varies  inversely with changes in prevailing  interest rates, if interest rates increased after a security was purchased,  that security would normally decline in value. Conversely,  should interest rates decrease after a security was purchased, normally its value would rise.

       However,  those  fluctuations  in value will not  generally  result in realized  gains or losses to the Fund unless the Fund sells the  security  prior to  maturity.  A debt  security  held to maturity is  redeemable  by its issuer at full  principal  value plus accrued  interest.  The Fund does not usually intend to dispose of securities prior to their maturity,  but may do so for liquidity,  or because of other factors affecting the issuer that cause the Manager to sell the  particular  security.  In that case,  the Fund could  experience a capital gain or loss on the sale.

       There are  variations  in the credit  quality of  municipal  securities,  both  within a  particular  rating classification and between  classifications.  These variations depend on numerous factors.  The yields of municipal securities depend on a number of factors,  including general  conditions in the municipal  securities  market,  the size of a particular  offering,  the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal  Securities.  The  types of  municipal  securities  in which the Fund may  invest  are  described  in the
Prospectus  under  "About the  Fund's  Investments."  Municipal  securities  are  generally  classified  as general obligation  bonds,  revenue bonds and notes. A discussion of the general  characteristics  of these principal types of municipal securities follows below.

       |X|  Municipal  Bonds.  We have  classified  longer term  municipal  securities  as  "municipal  bonds." The principal  classifications  of  long-term  municipal  bonds  are  "general  obligation"  and  "revenue"  (including
"industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

       Some bonds may be  "callable,"  allowing the issuer to redeem them before their  maturity  date.  To protect bondholders,  callable  bonds may be issued with  provisions  that  prevent  them from being called for a period of time.  Typically,  that is 5 to 10  years  from  the  issuance  date.  When  interest  rates  decline,  if the call protection  on a bond has expired,  it is more likely that the issuer may call the bond.  If that occurs,  the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

                  |_|  General  Obligation  Bonds.  The  basic  security  behind  general  obligation  bonds is the issuer's  pledge of its full faith and credit and taxing  power,  if any, for the  repayment  of principal  and the payment of interest.  Issuers of general  obligation bonds include states,  counties,  cities,  towns, and regional districts.  The  proceeds  of  these  obligations  are  used to fund a wide  range of  public  projects,  including construction  or improvement of schools,  highways and roads,  and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.  Additionally,  there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

                  |_| Revenue  Bonds.  The  principal  security for a revenue  bond is  generally  the net revenues derived from a particular  facility,  group of facilities,  or, in some cases, the proceeds of a special excise tax or other  specific  revenue  source.  Revenue  bonds are  issued to finance a wide  variety  of  capital  projects.
Examples  include  electric,  gas,  water and sewer  systems;  highways,  bridges,  and  tunnels;  port and airport facilities; colleges and universities; and hospitals.

                  Although  the  principal  security  for these  types of bonds  may vary  from bond to bond,  many provide  additional  security in the form of a debt  service  reserve fund that may be used to make  principal  and interest  payments  on the  issuer's  obligations.  Housing  finance  authorities  have a wide  range of  security, including partially or fully insured mortgages,  rent subsidized and/or  collateralized  mortgages,  and/or the net revenues  from  housing or other  public  projects.  Some  authorities  provide  further  security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

                  |_| Industrial  Development Bonds.  Industrial  development bonds are considered  municipal bonds if the interest paid is exempt from federal  income tax. They are issued by or on behalf of public  authorities  to raise money to finance various privately operated facilities for business and manufacturing,  housing,  sports, and pollution  control.  These bonds may also be used to finance  public  facilities  such as  airports,  mass  transit systems,  ports,  and parking.  The payment of the principal and interest on such bonds is dependent  solely on the ability of the  facility's  user to meet its  financial  obligations  and the pledge,  if any, of real and personal property financed by the bond as security for those payments.

                  |_| Private  Activity  Municipal  Securities.  The Tax Reform Act of 1986 (the "Tax Reform  Act")
reorganized,  as well as amended,  the rules  governing  tax  exemption  for interest on certain types of municipal securities.  The Tax Reform Act  generally  did not change the tax  treatment  of bonds  issued in order to finance governmental  operations.  Thus,  interest  on general  obligation  bonds  issued by or on behalf of state or local governments,  the  proceeds  of which are used to finance  the  operations  of such  governments,  continues  to be tax-exempt.  However,  the Tax  Reform Act  limited  the use of  tax-exempt  bonds for  non-governmental  (private)
purposes.  More  stringent  restrictions  were placed on the use of  proceeds  of such  bonds.  Interest on certain private  activity  bonds is taxable  under the revised  rules.  There is an exception  for  "qualified"  tax-exempt private  activity bonds,  for example,  exempt  facility bonds  including  certain  industrial  development  bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.

       In  addition,  limitations  as to the  amount of  private  activity  bonds  which  each state may issue were revised  downward  by the Tax Reform  Act,  which will  reduce  the supply of such  bonds.  The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.
       Interest on certain  private  activity bonds issued after August 7, 1986,  which continues to be tax-exempt, will be treated as a tax  preference  item  subject to the federal  alternative  minimum tax  (discussed  below) to which  certain  taxpayers are subject.  The Fund may hold  municipal  securities  the interest on which (and thus a proportionate share of the  exempt-interest  dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations.

       The Federal  alternative  minimum  tax is  designed  to ensure that all persons who receive  income pay some tax, even if their regular tax is zero.  This is  accomplished  in part by including in taxable  income certain tax preference  items  that  are  used to  calculate  alternative  minimum  taxable  income.  The Tax  Reform  Act made tax-exempt  interest from certain  private  activity  bonds a tax preference  item for purposes of the  alternative minimum tax on individuals and corporations.  Any exempt-interest  dividend paid by a regulated  investment company will be treated as interest on a specific  private  activity bond to the extent of the  proportionate  relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

       In addition,  corporate  taxpayers  subject to the  alternative  minimum tax may, under some  circumstances, have to include  exempt-interest  dividends in calculating  their  alternative  minimum taxable income.  That could occur in situations  where the "adjusted  current  earnings" of the  corporation  exceeds its  alternative  minimum taxable income.

       To determine  whether a municipal  security is treated as a taxable private  activity bond, it is subject to a test for: (a) a trade or business use and security interest,  or (b) a private loan restriction.  Under the trade or business use and security  interest test, an obligation is a private  activity bond if: (i) more than 10% of the bond proceeds are used for private  business  purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly  derived from such private use or is secured by the privately  used property or the payments  related to the use of the property.  For certain types of uses, a 5% threshold is substituted  for this 10% threshold.

       The term  "private  business  use" means any direct or indirect use in a trade or business  carried on by an individual or entity other than a state or municipal  governmental  unit. Under the private loan  restriction,  the amount of bond  proceeds  that may be used to make private  loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus,  certain issues of municipal  securities could lose their tax-exempt  status  retroactively if the issuer fails to meet certain  requirements  as to the  expenditure  of the proceeds of that issue or the use of the  bond-financed  facility.  The Fund makes no independent  investigation of the users of such bonds or their use of proceeds of the bonds.  If the Fund should hold a bond that loses its  tax-exempt  status  retroactively,  there might be an adjustment to the tax-exempt income previously distributed to shareholders.

       Additionally,  a private activity bond that would otherwise be a qualified  tax-exempt private activity bond will not, under Internal  Revenue Code Section  147(a),  be a qualified bond for any period during which it is held by a person who is a  "substantial  user" of the  facilities or by a "related  person" of such a substantial  user.
This  "substantial  user" provision applies primarily to exempt facility bonds,  including  industrial  development bonds. The Fund may invest in industrial  development bonds and other private activity bonds.  Therefore,  the Fund may  not be an  appropriate  investment  for  entities  which  are  "substantial  users"  (or  persons  related  to
"substantial  users") of such exempt  facilities.  Those  entities and persons  should  consult  their tax advisers before purchasing shares of the Fund.

       A  "substantial  user" of such  facilities is defined  generally as a "non-exempt  person who regularly uses part of a facility"  financed from the proceeds of exempt  facility bonds.  Generally,  an individual will not be a
"related  person" under the Internal  Revenue Code unless such  individual  or the  individual's  immediate  family
(spouse,  brothers,  sisters and immediate  descendants)  own directly or indirectly in the aggregate more than 50%
in value of the equity of a corporation or partnership  which is a "substantial  user" of a facility  financed from the proceeds of exempt facility bonds.

       |X| Municipal Notes.  Municipal  securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes.  Municipal notes generally are used to provide for short-term  working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

                  |_|  Tax   Anticipation   Notes.   These  are  issued  to  finance   working   capital  needs  of
municipalities.  Generally,  they are issued in  anticipation  of various  seasonal  tax  revenue,  such as income, sales, use or other business taxes, and are payable from these specific future taxes.

                  |_| Revenue  Anticipation  Notes. These are notes issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

                  |_| Bond  Anticipation  Notes.  Bond  anticipation  notes are issued to provide interim financing until long-term  financing can be arranged.  The long-term  bonds that are issued  typically also provide the money for the repayment of the notes.

                  |_|  Construction  Loan Notes.  These are sold to provide  project  construction  financing until permanent  financing can be secured.  After  successful  completion and  acceptance of the project,  it may receive permanent financing through public agencies, such as the Federal Housing Administration.

       |X| Tax Exempt Commercial Paper. This type of short-term  obligation  (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

       |X| Municipal  Lease  Obligations.  The Fund's  investments in municipal  lease  obligations  may be through certificates  of  participation  that are offered to investors by public  entities.  Municipal  leases may take the form of a lease or an  installment  purchase  contract  issued by a state or local  government  authority to obtain funds to acquire a wide variety of equipment and facilities.

       Some  municipal  lease  securities  may be deemed to be "illiquid"  securities.  Their  purchase by the Fund would be limited as described  below in "Illiquid  Securities."  From time to time the Fund may invest more than 5%
of its net assets in municipal  lease  obligations  that the Manager has  determined to be liquid under  guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
       |_| the frequency of trades and price quotations for such securities;
       |_| the number of dealers or other potential buyers willing to purchase or sell such securities:
       |_| the availability of market-makers; and
       |_| the nature of the trades for such securities.

       While the Fund holds such securities,  the Manager will also evaluate the likelihood of a continuing  market for these securities and their credit quality.

       Municipal  leases have special risk  considerations.  Although lease  obligations do not constitute  general obligations  of the  municipality  for which the  municipality's  taxing power is pledged,  a lease  obligation  is ordinarily  backed by the  municipality's  covenant to budget for,  appropriate and make the payments due under the lease obligation.  However,  certain lease obligations contain  "non-appropriation"  clauses which provide that the municipality  has no  obligation  to make lease or  installment  purchase  payments in future years unless money is appropriated  for that purpose on a yearly basis.  While the obligation  might be secured by the lease, it might be difficult to dispose of that property in case of a default.

       Projects  financed with  certificates  of  participation  generally are not subject to state  constitutional debt  limitations or other statutory  requirements  that may apply to other municipal  securities.  Payments by the public entity on the  obligation  underlying the  certificates  are derived from available  revenue  sources.  That revenue  might be  diverted to the  funding of other  municipal  service  projects.  Payments  of  interest  and/or principal  with respect to the  certificates  are not  guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

       In addition to the risk of  "non-appropriation,"  municipal lease  securities do not have as highly liquid a market as conventional  municipal bonds.  Municipal leases,  like other municipal debt obligations,  are subject to the risk of  non-payment  of interest or repayment of principal by the issuer.  The ability of issuers of municipal leases to make timely lease  payments  may be  adversely  affected in general  economic  downturns  and as relative governmental cost burdens are reallocated among federal,  state and local governmental  units. A default in payment of income would  result in a reduction  of income to the Fund.  It could also result in a reduction in the value of the municipal  lease and that,  as well as a default in repayment of  principal,  could result in a decrease in the net asset value of the Fund.

       |X| Ratings of Municipal  Securities.  Ratings by ratings  organizations  such as Moody's Investors Service,
Standard & Poor's  Corporation and Fitch,  Inc.  represent the respective  rating  agency's  opinions of the credit quality of the municipal  securities they undertake to rate.  However,  their ratings are general  opinions and are not guarantees of quality.  Municipal securities that have the same maturity,  coupon and rating may have different yields,  while other  municipal  securities  that have the same maturity and coupon but different  ratings may have the same yield.

       Lower grade  securities may have a higher yield than securities  rated in the higher rating  categories.  In addition  to having a greater  risk of default  than  higher-grade,  securities,  there may be less of a market for these  securities.  As a result they may be harder to sell at an acceptable  price.  The additional risks mean that the Fund may not receive the  anticipated  level of income  from these  securities,  and the Fund's net asset value may be  affected  by  declines in the value of  lower-grade  securities.  However,  because the added risk of lower quality  securities might not be consistent with the Fund's policy of preservation of capital,  the Fund limits its investments in lower quality securities.

       Subsequent  to its  purchase by the Fund,  a municipal  security  may cease to be rated or its rating may be reduced  below  the  minimum  required  for  purchase  by the Fund.  Neither  event  requires  the Fund to sell the security,  but the Manager will consider such events in  determining  whether the Fund should  continue to hold the security.  To the extent that ratings given by Moody's,  Standard & Poor's,  or Fitch change as a result of changes in those  rating  organizations  or their  rating  systems,  the Fund will  attempt  to use  comparable  ratings as standards for investments in accordance with the Fund's investment policies.

       The Fund may buy  municipal  securities  that are  "pre-refunded."  The  issuer's  obligation  to repay  the principal value of the security is generally  collateralized  with U.S.  government  securities placed in an escrow account.  This  causes the  pre-refunded  security  to have  essentially  the same risks of default as a  AAA-rated security.

       A list of the  rating  categories  of  Moody's,  S&P and Fitch for  municipal  securities  is  contained  in
Appendix A to this Statement of Additional  Information.  Because the Fund may purchase securities that are unrated by nationally  recognized rating  organizations,  the Manager will make its own assessment of the credit quality of unrated  issues the Fund buys.  The Manager will use  criteria  similar to those used by the rating  agencies,  and assigning a rating  category to a security that is  comparable  to what the Manager  believes a rating agency would assign to that  security.  However,  the  Manager's  rating does not  constitute  a  guarantee  of the quality of a particular issue.

Other  Investment  Techniques and Strategies.  In seeking its objective,  the Fund may from time to time employ the types of investment strategies and investments described below.

       Portfolio  Turnover.  A change in the  securities  held by the Fund from buying and selling  investments  is known as "portfolio  turnover."  Short-term trading increases the rate of portfolio turnover and could increase the
Fund's  transaction costs.  However,  the Fund ordinarily incurs little or no brokerage expense because most of the
Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

       The Fund ordinarily does not trade securities to achieve  short-term  capital gains,  because they would not be tax-exempt  income. To a limited degree,  the Fund may engage in short-term trading to attempt to take advantage of short-term market variations.  It may also do so to dispose of a portfolio security prior to its maturity.  That might be done if, on the basis of a revised  credit  evaluation  of the  issuer or other  considerations,  the Fund believes  such  disposition  advisable or it needs to generate cash to satisfy  requests to redeem Fund shares.  In those cases, the Fund may realize a capital gain or loss on its investments.  The Fund's annual portfolio  turnover rate normally is not expected to exceed 100%.

       |X| Floating Rate and Variable Rate  Obligations.  Variable rate demand  obligations  have a demand  feature that allows the Fund to tender the  obligation  to the issuer or a third party  prior to its  maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

       The interest  rate on a floating  rate demand note is based on a stated  prevailing  market rate,  such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard,  and is adjusted  automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated  prevailing market  rate but is  adjusted  automatically  at  specified  intervals  of not less than one year.  Generally,  the changes in the interest rate on such  securities  reduce the  fluctuation in their market value.  As interest rates decrease or increase,  the potential for capital  appreciation  or  depreciation  is less than that for  fixed-rate obligations of the same maturity.  The Manager may determine that an unrated  floating rate or variable rate demand obligation  meets the Fund's quality  standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

       Floating  rate and  variable  rate demand  notes that have a stated  maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying  security at specified  intervals not  exceeding  one year and upon not more than 30 days'  notice.  The issuer of that type of note  normally  has a corresponding  right in its discretion,  after a given period,  to prepay the outstanding  principal  amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

       |X| Inverse  Floaters and Other Derivative  Investments.  Inverse floaters may offer relatively high current income,  reflecting  the spread  between  long-term  and  short-term  tax  exempt  interest  rates.  As long as the municipal  yield curve remains  relatively  steep and short-term  rates remain  relatively  low,  owners of inverse floaters will have the  opportunity  to earn interest at  above-market  rates because they receive  interest at the higher  long-term  rates but have paid for bonds with lower  short-term  rates.  If the yield  curve  flattens  and shifts upward,  an inverse  floater will lose value more quickly than a conventional  long-term bond. The Fund will invest in inverse  floaters to seek higher  tax-exempt  yields than are available from  fixed-rate  bonds that have comparable  maturities  and credit  ratings.  In some cases the holder of an inverse  floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

       Some  inverse  floaters  have a  feature  known  as an  interest  rate  "cap"  as part of the  terms  of the investment.  Investing in inverse  floaters that have  interest rate caps might be part of a portfolio  strategy to try to maintain a high current  yield for the Fund when the Fund has invested in inverse  floaters  that expose the
Fund to the risk of short-term  interest rate  fluctuations.  "Embedded" caps can be used to hedge a portion of the
Fund's  exposure to rising  interest  rates.  When interest rates exceed a  pre-determined  rate, the cap generates additional  cash flows  that  offset  the  decline  in  interest  rates on the  inverse  floater,  and the hedge is successful.  However,  the Fund bears the risk that if interest  rates do not rise above the  pre-determined  rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

       Inverse  floaters  are a form of  derivative  investment.  Certain  derivatives,  such as options,  futures, indexed  securities and entering into swap  agreements,  can be used to increase or decrease the Fund's exposure to changing  security  prices,  interest  rates or other factors that affect the value of securities.  However,  these techniques  could result in losses to the Fund, if the Manager  judges market  conditions  incorrectly or employs a strategy that does not correlate well with the Fund's other  investments.  These techniques can cause losses if the counterparty  does not perform its  promises.  An  additional  risk of investing in municipal  securities  that are derivative  investments  is that their  market  value could be expected to vary to a much  greater  extent than the market  value of  municipal  securities  that are not  derivative  investments  but have  similar  credit  quality, redemption provisions and maturities.

       |X|  When-Issued  and Delayed  Delivery  Transactions.  The Fund can purchase  securities on a "when-issued"
basis,  and may  purchase  or sell such  securities  on a  "delayed  delivery"  basis.  "When-issued"  or  "delayed delivery"  refers to securities  whose terms and indenture are available and for which a market  exists,  but which are not available for immediate delivery.

       When such  transactions  are negotiated the price (which is generally  expressed in yield terms) is fixed at the time the commitment is made.  Delivery and payment for the securities take place at a later date.  Normally the settlement  date is within six months of the purchase of municipal  bonds and notes.  However,  the Fund may,  from time to time,  purchase municipal  securities having a settlement date more than six months and possibly as long as two years or more after the trade date.  The  securities  are  subject to change in value from  market  fluctuation during the settlement  period.  The value at delivery may be less than the purchase price. For example,  changes in interest rates in a direction  other than that expected by the Manager before  settlement  will affect the value of such securities and may cause loss to the Fund.

       The  Fund  will  engage  in  when-issued  transactions  in  order  to  secure  what is  considered  to be an advantageous  price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed delivery  transactions,  it relies on the buyer or seller, as the case may be, to complete the transaction.
Their  failure to do so may cause the Fund to lose the  opportunity  to obtain the security at a price and yield it considers advantageous.

       When the Fund  engages in  when-issued  and  delayed  delivery  transactions,  it does so for the purpose of acquiring or selling  securities  consistent  with its  investment  objective and policies for its portfolio or for delivery  pursuant to options  contracts  it has entered  into,  and not for the purposes of  investment  leverage.
Although the Fund will enter into  when-issued or  delayed-delivery  purchase  transactions to acquire  securities, the Fund may dispose of a commitment  prior to  settlement.  If the Fund chooses to dispose of the right to acquire a  when-issued  security  prior to its  acquisition  or to dispose  of its right to  deliver  or receive  against a forward commitment, it may incur a gain or loss.

       At the time the Fund  makes a  commitment  to  purchase  or sell a  security  on a  when-issued  or  forward commitment  basis, it records the transaction on its books and reflects the value of the security  purchased.  In a sale  transaction,  it records the  proceeds to be received,  in  determining  its net asset  value.  The Fund will identify on its books liquid  securities  at least equal to the value of purchase  commitments  until the Fund pays for the investment.

       When-issued  transactions and forward  commitments can be used by the Fund as a defensive technique to hedge against  anticipated  changes in interest rates and prices.  For instance,  in periods of rising interest rates and falling prices,  the Fund might sell securities in its portfolio on a forward  commitment basis to attempt to limit its exposure to anticipated  falling  prices.  In periods of falling  interest  rates and rising  prices,  the Fund might  sell  portfolio  securities  and  purchase  the same or  similar  securities  on a  when-issued  or  forward commitment basis, to obtain the benefit of currently higher cash yields.

       |X|  Zero-Coupon  Securities.  The Fund may buy  zero-coupon  and  delayed  interest  municipal  securities.
Zero-coupon  securities  do not make  periodic  interest  payments and are sold at a deep  discount from their face value.  The buyer  recognizes a rate of return  determined by the gradual  appreciation  of the security,  which is redeemed at face value on a specified  maturity date.  This discount  depends on the time remaining until maturity, as well as prevailing  interest rates,  the liquidity of the security and the credit quality of the issuer.  In the absence of  threats to the  issuer's  credit  quality,  the  discount  typically  decreases  as the  maturity  date approaches.  Some  zero-coupon  securities  are  convertible,  in that  they  are  zero-coupon  securities  until a predetermined date, at which time they convert to a security with a specified coupon rate.

       Because zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their  issuance,  their value is generally more volatile than the value of other debt  securities.  Their value may fall more  dramatically  than the value of  interest-bearing  securities  when interest rates rise. When prevailing interest rates fall,  zero-coupon  securities  tend to rise more rapidly in value because they have a fixed rate of return.

       The  Fund's  investment  in  zero-coupon  securities  may  cause  the  Fund to  recognize  income  and  make distributions  to  shareholders  before it receives any cash payments on the  zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

       |X| Puts and Standby  Commitments.  When the Fund buys a municipal  security subject to a standby commitment to repurchase the security,  the Fund is entitled to same-day  settlement from the purchaser.  The Fund receives an exercise  price equal to the amortized  cost of the  underlying  security plus any accrued  interest at the time of exercise.  A put  purchased  in  conjunction  with a municipal  security  enables  the Fund to sell the  underlying security within a specified period of time at a fixed exercise price.

       The Fund might  purchase a standby  commitment  or put  separately  in cash or it might acquire the security subject to the standby  commitment or put (at a price that reflects that additional  feature).  The Fund will enter into these  transactions  only with banks and securities  dealers that, in the Manager's  opinion,  present minimal credit risks.  The Fund's  ability to exercise a put or standby  commitment  will depend on the ability of the bank or dealer to pay for the  securities if the put or standby  commitment  is exercised.  If the bank or dealer should default  on its  obligation,  the Fund might not be able to recover  all or a portion  of any loss  sustained  from having to sell the security elsewhere.

       Puts and  standby  commitments  are not  transferable  by the Fund.  They  terminate  if the Fund  sells the underlying  security to a third party.  The Fund intends to enter into these  arrangements to facilitate  portfolio liquidity,  although such  arrangements  might enable the Fund to sell a security at a pre-arranged  price that may be higher than the prevailing  market price at the time the put or standby  commitment is exercised.  However,  the
Fund might refrain from exercising a put or standby  commitment if the exercise price is significantly  higher than the  prevailing  market price,  to avoid imposing a loss on the seller that could  jeopardize  the Fund's  business relationships with the seller.

       A put or standby  commitment  increases the cost of the security and reduces the yield  otherwise  available from the security.  Any consideration  paid by the Fund for the put or standby  commitment will be reflected on the
Fund's books as unrealized  depreciation  while the put or standby  commitment is held, and a realized gain or loss when  the put or  commitment  is  exercised  or  expires.  Interest  income  received  by the Fund  from  municipal securities  subject to puts or stand-by  commitments may not qualify as tax exempt in its hands if the terms of the put or  stand-by  commitment  cause  the Fund  not to be  treated  as the tax  owner  of the  underlying  municipal securities.

       |X| Repurchase Agreements.  The Fund may acquire securities subject to repurchase  agreements.  It may do so for liquidity  purposes to meet anticipated  redemptions of Fund shares,  or pending the investment of the proceeds from sales of Fund shares,  or pending the settlement of portfolio  securities.  In a repurchase  transaction,  the
Fund acquires a security from, and  simultaneously  resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase  price by an amount that reflects an  agreed-upon  interest rate effective  for the period  during  which the  repurchase  agreement  is in effect.  Approved  vendors  include U.S.
commercial banks,  U.S.  branches of foreign banks or broker-dealers  that have been designated a primary dealer in government securities, which meet the credit requirements set by the Manager from time to time.

       The majority of these  transactions  run from day to day.  Delivery  pursuant to resale typically will occur within one to five days of the purchase.  Repurchase  agreements having a maturity beyond seven days are subject to the Fund's limits on holding  illiquid  investments.  There is no limit on the amount of the Fund's assets that may be subject to repurchase  agreements of seven days or less. They must meet credit  requirements  set by the Manager from time to time.

       Repurchase  agreements,  considered  "loans" under the  Investment  Company Act, are  collateralized  by the underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase agreement is in effect,  the collateral's  value must equal or exceed the repurchase price to fully  collateralize the repayment obligation.  The Manager  will  monitor the vendor's  creditworthiness  to confirm  that the vendor is  financially sound and will continuously  monitor the collateral's  value.  However, if the vendor fails to pay the resale price on the delivery date,  the Fund may incur costs in disposing of the  collateral and may experience  losses if there is any delay in its ability to do so.

       Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange  Commission,  the Fund,  along with other affiliated  entities managed by OFI, may transfer  uninvested cash balances into one or more joint repurchase agreement accounts.  These balances are invested in one or more repurchase  agreements,  secured by U.S. government securities.  Securities  pledged as collateral  for  repurchase  agreements  are held by a custodian bank until the agreements  mature.  Each  agreement  requires  that the market  value of the  collateral  be  sufficient  to cover payments  of  interest  and  principal;  however,  in the event of  default  by the other  party to the  agreement, retention of the collateral may be subject to legal proceedings.

       |X|  Illiquid  Securities.  The  Fund  has  percentage  limitations  that  apply to  purchases  of  illiquid securities,  as stated  in the  Prospectus.  The  Fund's  fundamental  policies  prohibit  it from  purchasing  any restricted  security that would require  registration  with the Securities and Exchange  Commission before it could be sold publicly.

       |X| Loans of Portfolio  Securities.  To attempt to raise income or raise cash for  liquidity  purposes,  the
Fund may lend its  portfolio  securities  to brokers,  dealers and other  financial  institutions.  These loans are limited  to not more  than 25% of the  value of the  Fund's  total  assets.  There  are  risks in  connection  with securities  lending.  The Fund might experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned  securities.  The Fund  presently  does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year.  Income from securities  loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

       The Fund must receive collateral for a loan. Under current  applicable  regulatory  requirements  (which are subject to change),  on each  business  day the loan  collateral  must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit,  securities of the U.S. government or its agencies or instrumentalities,  or other cash  equivalents  in which the Fund is  permitted  to  invest.  To be  acceptable  as collateral,  letters of credit  must  obligate a bank to pay amounts  demanded by the Fund if the demand  meets the terms of the  letter.  The terms of the  letter of credit and the  issuing  bank both must be  satisfactory  to the
Fund.

       When it lends  securities,  the Fund  receives  amounts  equal to the  dividends  or  interest on the loaned securities.  It also  receives  one or more of (a)  negotiated  loan  fees,  (b)  interest  on  securities  used as collateral,  and (c) interest on short-term  debt  securities  purchased with the loan  collateral.  Either type of interest may be shared with the borrower.  The Fund may pay reasonable  finder's,  administrative  or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable  tests under the Internal  Revenue
Code and must  permit  the Fund to  reacquire  loaned  securities  on five  days'  notice or in time to vote on any important matter.

         |X| Borrowing for Leverage.  The  Investment  Company Act imposes  certain  restrictions  on the borrowing activities  of mutual  funds.  The  restrictions  on  borrowing  are  designed  to protect  shareholders  and their investment  in a fund by limiting a fund's  ability to leverage  its  assets.  Leverage  exists when a fund has the right to a return on an  investment  that  exceeds the amount the fund  contributed  to the  investment.  Borrowing money to make an  investment  is an  example  of how a fund  leverages  its  assets.  The use of  leverage  exposes shareholders  and their  investments  in a fund to a greater  risk of loss.  For example,  borrowing  may cause the value of a fund's  shares to be more volatile than if the fund did not borrow.  A fund's  borrowing  policy must be a fundamental  investment  policy.  Under the  Investment  Company Act, the maximum  amount a mutual fund currently may borrow from banks is one-third of its total assets  (including  the amount  borrowed).  A fund may borrow up to
5% of its total assets for temporary purposes from any person.

         The Fund will pay interest on these loans,  and that interest  expense will raise the overall  expenses of the Fund and reduce its returns.  If it does borrow,  its expenses  will be greater than  comparable  funds that do not  borrow  for  leverage.  The  interest  on a loan  might be more (or  less)  than the  yield on the  securities purchased  with the loan  proceeds.  Additionally,  the Fund's net asset value per share might  fluctuate more than that of funds that do not borrow.

       |X|  Hedging.  The Fund may use hedging to attempt to protect  against  declines in the market  value of its portfolio,  to  permit  the  Fund to  retain  unrealized  gains in the  value of  portfolio  securities  that  have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund may:
       |_|sell interest rate futures or municipal bond index futures,
       |_|buy puts on such futures or securities, or
       |_|write  covered  calls on  securities,  broadly-based  municipal  bond  indices,  interest rate futures or municipal  bond  index  futures.  Covered  calls may also be  written  on debt  securities  to attempt to increase the Fund's income,  but that income would not be  tax-exempt.  Therefore it is unlikely that the
          Fund would write covered calls for that purpose.

       The Fund may also use  hedging  to  establish  a  position  in the debt  securities  market  as a  temporary substitute  for purchasing  individual  debt  securities.  In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund may:
       |_|buy interest rate futures or municipal bond index futures, or
       |_|buy calls on such futures or on securities.

       The Fund is not  obligated  to use  hedging  instruments,  even  though it is  permitted  to use them in the
Manager's  discretion,  as described below. The Fund's strategy of hedging with futures and options on futures will be  incidental  to the  Fund's  investment  activities  in the  underlying  cash  market.  The  particular  hedging instruments the Fund can use are described below.  The Fund may employ new hedging  instruments and strategies when they are  developed,  if those  investment  methods are  consistent  with the Fund's  investment  objective and are permissible under applicable regulations governing the Fund.

       |_|  Futures.  The Fund may buy and sell futures  contracts  relating to debt  securities  (these are called
"interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

       An interest  rate future  obligates  the seller to deliver  (and the  purchaser  to take) cash or a specific type of debt  security  to settle the  futures  transaction.  Either  party  could  also  enter into an  offsetting contract to close out the futures position.

       A "municipal bond index" assigns  relative  values to the municipal  bonds in the index,  and is used as the basis for  trading  long-term  municipal  bond  futures  contracts.  Municipal  bond index  futures  are similar to interest rate futures except that  settlement is made only in cash.  The obligation  under the contract may also be satisfied by entering into an offsetting  contract.  The strategies  which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

       Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment in cash or U.S. government  securities with the futures commission merchant (the "futures broker").  Initial margin payments  will be  deposited  with the Fund's  Custodian in an account  registered  in the futures  broker's  name.
However,  the futures  broker can gain access to that  account  only under  certain  specified  conditions.  As the future is marked to market  (that is, its value on the Fund's  books is changed)  to reflect  changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

       At any time prior to the  expiration  of the future,  the Fund may elect to close out its position by taking an  opposite  position at which time a final  determination  of  variation  margin is made and  additional  cash is required  to be paid by or released  to the Fund.  Any gain or loss is then  realized by the Fund on the Future for tax  purposes.  Although  interest  rate  futures  by their  terms  call for  settlement  by the  delivery  of debt securities,  in most cases the  obligation  is  fulfilled  without  such  delivery by entering  into an  offsetting transaction.  All futures  transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

       The Fund may  concurrently  buy and sell futures  contracts in a strategy  anticipating  that the future the
Fund purchased  will perform  better than the future the Fund sold. For example,  the Fund might buy municipal bond futures and concurrently sell U.S.  Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

       Duration is a  volatility  measure  that  refers to the  expected  percentage  change in the value of a bond resulting  from a change in  general  interest  rates  (measured  by each 1%  change in the rates on U.S.  Treasury securities).  For example,  if a bond has an effective  duration of three years, a 1% increase in general  interest rates  would be  expected  to cause the value of the bond to  decline  about 3%.  There are risks that this type of futures  strategy will not be successful.  U.S.  Treasury bonds might perform better on a  duration-adjusted  basis than  municipal  bonds,  and the  assumptions  about  duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

       |_| Put and Call  Options.  The Fund may buy and sell certain  kinds of put options  (puts) and call options
(calls). These strategies are described below.

       |_| Writing Covered Call Options.  The Fund may write (that is, sell) call options.  The Fund's call writing is subject to a number of restrictions:
(1)      After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)      Calls the Fund sells must be listed on a  securities  or  commodities  exchange  or quoted on NASDAQ,  the automated quotation system of The NASDAQ Stock Market, Inc. or traded in the over-the-counter market.
(3)      Each call the Fund  writes must be  "covered"  while it is  outstanding.  That means the Fund must own the investment on which the call was written.
(4)      The Fund may write calls on futures contracts whether or not it owns them.

       When the Fund  writes a call on a  security,  it  receives  cash (a  premium).  The Fund  agrees to sell the underlying  investment  to a purchaser of a  corresponding  call on the same  security  during the call period at a fixed  exercise  price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the underlying  security.  The Fund has retained the risk of loss that the price of the underlying  security may decline  during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse without being  exercised.  In that case the Fund would keep the cash premium and the investment.

       The Fund's Custodian,  or a securities  depository  acting for the Custodian,  will act as the Fund's escrow agent through the facilities of the Options Clearing  Corporation  ("OCC"), as to the investments on which the Fund has written calls traded on exchanges,  or as to other acceptable  escrow  securities.  In that way, no margin will be required for such  transactions.  OCC will release the  securities  on the  expiration  of the calls or upon the
Fund's entering into a closing purchase transaction.

       When the Fund writes an  over-the-counter  ("OTC") option,  it will enter into an arrangement with a primary
U.S.  Government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to  repurchase  that OTC option.  The formula  price  would  generally  be based on a multiple of the premium received  for the  option,  plus the  amount  by which the  option is  exercisable  below the  market  price of the underlying security (that is, the option is  "in-the-money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid  securities) the mark-to-market  value of any OTC option held by it, unless the option is subject to a buy-back  agreement by the executing  broker.  The Securities and Exchange
Commission is  evaluating  whether OTC options  should be considered  liquid  securities.  The procedure  described above could be affected by the outcome of that evaluation.

       To terminate  its  obligation  on a call it has written,  the Fund may  purchase a  corresponding  call in a
"closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon whether the net of the amount of the option  transaction  costs and the  premium  received on the call the Fund wrote was more or less than the price of the call the Fund  purchased to close out the  transaction.  A profit may also be realized if the call lapses  unexercised,  because the Fund retains the underlying  investment and the premium  received.  Any such profits are considered  short-term  capital gains for Federal tax purposes,  as are premiums on lapsed calls.  When distributed by the Fund they are taxable as ordinary income.

       The Fund may also write  calls on futures  contracts  without  owning the  futures  contract  or  securities deliverable  under  the  contract.  To do so,  at the time the call is  written,  the Fund  must  cover the call by segregating  in escrow an equivalent  dollar value of liquid  assets.  The Fund will  segregate  additional  liquid assets if the value of the  escrowed  assets drops below 100% of the current  value of the future.  Because of this escrow  requirement,  in no circumstances  would the Fund's receipt of an exercise notice as to that future put the
Fund in a "short" futures position.

       |_|  Purchasing  Puts and Calls.  The Fund may buy calls only on  securities,  broadly-based  municipal bond indices,  municipal bond index futures and interest rate futures.  It may also buy calls to close out a call it has written,  as  discussed  above.  Calls the Fund buys must be listed on a securities  or  commodities  exchange,  or quoted on NASDAQ,  or traded in the  over-the-counter  market.  A call or put option must not be  purchased  if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

       When the Fund  purchases a call  (other  than in a closing  purchase  transaction),  it pays a premium.  For calls on  securities  that the Fund  buys,  it has the right to buy the  underlying  investment  from a seller of a corresponding  call on the same  investment  during the call period at a fixed  exercise  price.  The Fund benefits only if (1) the call is sold at a profit  or (2) the call is  exercised  when the  market  price of the  underlying investment  is above the sum of the exercise  price plus the  transaction  costs and premium paid for the call.  If the call is not either  exercised or sold (whether or not at a profit),  it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

       Calls on municipal  bond  indices,  interest  rate futures and  municipal  bond index futures are settled in cash rather  than by  delivering  the  underlying  investment.  Gain or loss  depends on changes in the  securities included in the index in question (and thus on price  movements in the debt  securities  market  generally)  rather than on changes in price of the individual futures contract.

       The Fund may buy only those puts that  relate to  securities  that the Fund  owns,  broadly-based  municipal bond indices,  municipal  bond index  futures or interest rate futures  (whether or not the Fund owns the futures).
The Fund may not sell puts other than puts it has previously purchased.

       When the Fund  purchases  a put,  it pays a  premium.  The Fund  then has the  right to sell the  underlying investment to a seller of a  corresponding  put on the same  investment  during the put period at a fixed  exercise price.  Puts on municipal bond indices are settled in cash.  Buying a put on a debt security,  interest rate future or municipal  bond index future the Fund owns enables it to protect  itself during the put period against a decline in the  value of the  underlying  investment  below the  exercise  price.  If the  market  price of the  underlying investment  is equal to or above the exercise  price and as a result the put is not  exercised  or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will lose its premium  payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

       Buying a put on an  investment  the Fund  does not own  (such  as an index or  future)  permits  the Fund to resell the put or to buy the underlying  investment and sell it at the exercise  price.  The resale price will vary inversely to the price of the  underlying  investment.  If the market price of the  underlying  investment is above the exercise  price and, as a result,  the put is not  exercised,  the put will become  worthless on its expiration date.

       |_| Risks of Hedging with Options and Futures.  The use of hedging  instruments  requires special skills and knowledge of investment  techniques that are different than what is required for normal  portfolio  management.  If the  Manager  uses a  hedging  instrument  at the wrong  time or  judges  market  conditions  incorrectly,  hedging strategies may reduce the Fund's returns.

       The  Fund's  option  activities  may affect its  portfolio  turnover  rate and  brokerage  commissions.  The exercise of calls  written by the Fund may cause the Fund to sell related  portfolio  securities,  thus  increasing its turnover  rate. The exercise by the Fund of puts on securities  will cause the sale of underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether to  exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related  investments  for reasons  that would not exist in the absence of the put.

       The Fund may pay a brokerage  commission  each time it buys a call or put, sells a call, or buys or sells an underlying  investment  in  connection  with the  exercise of a call or put.  Such  commissions  may be higher on a relative basis than the  commissions  for direct  purchases or sales of the underlying  investments.  Premiums paid for options are small in relation to the market value of the  underlying  investments.  Consequently,  put and call options  offer large  amounts of leverage.  The leverage  offered by trading in options  could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

       If a covered call written by the Fund is exercised on an investment  that has  increased in value,  the Fund will be  required  to sell the  investment  at the call  price.  It will not be able to  realize  any profit if the investment has increased in value above the call price.

       There is a risk in using short hedging by selling  interest  rate futures and  municipal  bond index futures or  purchasing  puts on municipal  bond indices or futures to attempt to protect  against  declines in the value of the  Fund's  securities.  The risk is that the  prices of such  futures  or the  applicable  index  will  correlate imperfectly  with the behavior of the cash (that is,  market) prices of the Fund's  securities.  It is possible for example,  that while the Fund has used hedging  instruments in a short hedge,  the market may advance and the value of debt securities  held in the Fund's  portfolio may decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also  experience  a decline in value of its debt  securities.  However,  while this could occur  over a brief  period or to a very  small  degree,  over time the value of a  diversified  portfolio  of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

       The risk of imperfect  correlation  increases as the composition of the Fund's  portfolio  diverges from the securities  included in the  applicable  index.  To compensate  for the imperfect  correlation  of movements in the price of debt  securities  being  hedged and  movements in the price of the hedging  instruments,  the Fund may use hedging  instruments in a greater dollar amount than the dollar amount of debt  securities  being hedged.  It might do so if the  historical  volatility  of the  prices  of the debt  securities  being  hedged  is  greater  than the historical volatility of the applicable index.

       The  ordinary  spreads  between  prices in the cash and futures  markets are subject to  distortions  due to differences  in the  natures of those  markets.  All  participants  in the  futures  markets  are subject to margin deposit and maintenance  requirements.  Rather than meeting additional margin deposit  requirements,  investors may close out futures contracts through  offsetting  transactions which could distort the normal  relationship  between the cash and  futures  markets.  From the point of view of  speculators,  the deposit  requirements  in the futures markets are less onerous than margin requirements in the securities  markets.  Therefore,  increased  participation by speculators in the futures markets may cause temporary price distortions.

       The Fund may use  hedging  instruments  to  establish a position in the  municipal  securities  markets as a temporary substitute for the purchase of individual  securities (long hedging).  It is possible that the market may decline.  If the Fund then  concludes  not to invest in such  securities  because  of  concerns  that  there may be further market decline or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the purchase price of the securities.

       An option  position may be closed out only on a market that  provides  secondary  trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular  option. If the Fund could not effect a closing  purchase  transaction  due to a lack of a market,  it would  have to hold the  callable investment until the call lapsed or was exercised.

       |_| Interest Rate Swap  Transactions.  In an interest rate swap,  the Fund and another party  exchange their right to receive or their obligation to pay interest on a security.  For example,  they may swap a right to receive floating rate  payments for fixed rate  payments.  The Fund enters into swaps only on securities it owns.  The Fund may not enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will  segregate  liquid assets (such as cash or U.S.  Government  securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive,  and it will adjust that amount  daily,  as needed.  Income from  interest  rate swaps may be taxable.

       Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on movements of interest  rates in the future,  the payments made by the Fund under a swap agreement will have been greater than those  received  by it.  Credit risk  arises  from the  possibility  that the  counterparty  will  default.  If the counterparty  to an interest  rate swap  defaults,  the Fund's loss will  consist of the net amount of  contractual interest  payments  that  the  Fund  has not yet  received.  The  Manager  will  monitor  the  creditworthiness  of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

       The Fund will enter into swap  transactions  with  appropriate  counterparties  pursuant  to master  netting agreements.  A master netting agreement  provides that all swaps done between the Fund and that counterparty  under the master  agreement  shall be  regarded  as parts of an integral  agreement.  If on any date  amounts are payable under one or more swap  transactions,  the net amount  payable on that date shall be paid. In addition,  the master netting  agreement may provide that if one party defaults  generally or on one swap, the counterparty may terminate the swaps with that party.  Under  master  netting  agreements,  if there is a default  resulting  in a loss to one party,  that party's damages are calculated by reference to the average cost of a replacement  swap with respect to each swap.  The gains and losses on all swaps are then netted,  and the result is the  counterparty's  gain or loss on  termination.  The  termination  of all swaps and the netting of gains and losses on  termination  is  generally referred to as "aggregation."

       |_|  Regulatory  Aspects of Hedging  Instruments.  When using  futures and  options on futures,  the Fund is required to operate  within certain  guidelines  and  restrictions  established  by the Commodity  Futures  Trading
Commission (the "CFTC").  In particular,  the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund  complies  with the  requirements  of Rule 4.5 adopted by the CFTC.  That Rule does not limit the  percentage of the Fund's assets that may be used for Futures  margin and related  options  premiums for a bona fide  hedging  position.  However,  under the Rule the Fund must limit its  aggregate  initial  futures  margin and related  options  premiums  to no more  than 5% of the  Fund's  net  assets  for  hedging  strategies  that are not considered bona fide hedging  strategies  under the Rule.  Under the Rule, the Fund also must use short futures and options  on  futures  positions  solely  for bona fide  hedging  purposes  within  the  meaning  and  intent of the applicable provisions of the Commodity Exchange Act.

       Transactions  in options by the Fund are subject to  limitations  established by the option  exchanges.  The exchanges  limit the  maximum  number of  options  that may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges,  or are held in one or more accounts or through one or more  different  exchanges or through  one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be affected by options written or held by other  entities,  including other  investment  companies  having the same adviser as the
Fund (or an adviser that is an affiliate of the Fund's  adviser).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

       Under the  Investment  Company Act, when the Fund  purchases an interest rate future or municipal bond index future,  it must maintain cash or readily  marketable  short-term debt instruments in an amount equal to the market value of the  investments  underlying the future,  less the margin deposit  applicable to it. The account must be a segregated account or accounts held by its custodian bank.

       |X|  Temporary  Defensive  Investments.  The  securities  the Fund may  invest  in for  temporary  defensive purposes include the following:
       |_|short-term municipal securities;
       |_|obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
       |_|corporate  debt  securities  rated  within the three  highest  grades by a nationally  recognized  rating agency;
       |_|commercial  paper rated "A-1" by S&P, or a  comparable  rating by another  nationally  recognized  rating agency; and
       |_|certificates of deposit of domestic banks with assets of $1 billion or more.

       |X|  Taxable  Investments.  While  the Fund can  invest up to 20% of its total  assets in  investments  that generate  income subject to income taxes,  it does not anticipate  investing  substantial  amounts of its assets in taxable  investments  under normal market conditions or as part of its normal trading  strategies and policies.  To the extent it invests in taxable  securities,  the Fund would not be able to met its  objective  of  providing  tax exempt income to its shareholders.  Taxable  investments  include,  for example,  hedging  instruments,  repurchase agreements, and the types of securities the Fund would buy for temporary defensive purposes.

Investment Restrictions

       |X| What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment  Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
       |_| 67% or more of the shares present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
       |_| more than 50% of the outstanding shares.

       The Fund's  investment  objective is a fundamental  policy.  Other  policies  described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

       |X|  Does  the Fund  Have  Additional  Fundamental  Policies?  The  following  investment  restrictions  are fundamental policies of the Fund:

       |_| The Fund  cannot  invest in  securities  or other  investments  other  than  municipal  securities,  the temporary  investments  described  in its  Prospectus,  repurchase  agreements,  covered  calls,  private  activity municipal  securities and hedging instruments  described in "About the Fund" in the Prospectus or this Statement of
Additional Information.

       |_| The Fund  cannot  make  loans,  except  to the  extent  permitted  under  the  1940  Act,  the  rules or regulations  thereunder or any  exemption  therefrom  that is  applicable  to the Fund,  as such statute,  rules or regulations may be amended or interpreted from time to time.

       |_| The Fund may not  borrow  money,  except  to the  extent  permitted  under  the 1940  Act,  the rules or regulations  thereunder or any  exemption  therefrom  that is  applicable  to the Fund,  as such statute,  rules or regulations may be amended or interpreted from time to time.

       |_| The Fund cannot buy  securities  or other  instruments  issued or  guaranteed  by any one issuer if more than 5% of its total  assets would be invested in  securities  or other  instruments  of that issuer or if it would then own more than 10% of that  issuer's  voting  securities.  This  limitation  applies to 75% of the Fund's total assets.  The limit does not apply to securities  issued or guranteed by the U.S.  Government or any of its agencies or instrumentalities or securities of other investment companies.

       |_| The Fund cannot  invest 25% or more of its total  assets in any  industry.  That limit does not apply to securities  issued or  guaranteed  by the U.S.  Government  and its agencies and  instrumentalities  or  securities issued by investment companies.  Nor does that limit apply to municipal securities in general.

       |_| The Fund cannot  invest in real  estate,  physical  commodities  or commodity  contracts,  except to the extent  permitted  under the 1940 Act, the rules or  regulations  thereunder  or any exemption  therefrom,  as such statute, rules or regulations may be amended or interpreted from time to time.

       |_| The Fund cannot issue any bonds, debentures or senior equity securities.

Does the Fund Have Additional Non-Fundamental Policies?

       |_| The Fund  currently has an operating  policy (which is not a fundamental  policy but will not be changed without the approval of a  shareholder  vote) that  prohibits  the Fund from issuing  senior  securities.  However, that policy does not  prohibit  certain  activities  that are  permitted by the Fund's  other  policies,  including borrowing,  entering into delayed-delivery and when-issued arrangements for portfolio securities transactions,  and entering into contracts to buy or sell derivatives,  hedging instruments,  options, futures and the related margin, collateral or escrow arrangements permitted under its other investment policies.

       |_| The Fund cannot invest more than 10% of its net assets in illiquid or restricted  securities  (including repurchase agreements maturing beyond seven (7) days).

       |_| The Fund cannot invest in  securities  of other  investment  companies,  except to the extent  permitted under the 1940 Act, the rules or  regulations  thereunder or any  exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

       Unless the Prospectus or Statement of Additional  Information states that a percentage  restriction  applies on an ongoing  basis,  it applies  only at the time the Fund  makes an  investment.  In that case the Fund need not sell  securities to meet the percentage  limits if the value of the investment  increases in proportion to the size of the Fund.

Diversification.  The Fund  intends to be  "diversified"  as defined in the  Investment  Company Act and to satisfy the restrictions  against investing too much of its assets in any "issuer" as set forth in the restrictions  above.
In implementing  this policy,  the  identification  of the issuer of a municipal  security depends on the terms and conditions  of the  security.  When the  assets and  revenues  of an agency,  authority,  instrumentality  or other political  subdivision  are separate  from those of the  government  creating it and the security is backed only by the assets and revenues of the subdivision,  agency,  authority or  instrumentality,  the latter would be deemed to be the sole issuer.  Similarly,  if an industrial development bond is backed only by the assets and revenues of the non-governmental  user,  then that  user  would be deemed to be the sole  issuer.  However,  if in either  case the creating  government  or some other entity  guarantees a security,  the  guarantee  would be  considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction  Against  Concentration.  To implement its policy not to concentrate its investments,  the
Fund  has  adopted  the  industry  classifications  set  forth  in  Appendix  B to  this  Statement  of  Additional
Information. Those industry classifications are not a fundamental policy.

       In  implementing  the Fund's  policy  not to  concentrate  its  investments,  the  Manager  will  consider a non-governmental  user of facilities  financed by industrial  development bonds as being in a particular  industry.
That is done  even  though  the  bonds  are  municipal  securities,  as to  which  the  Fund  has no  concentration limitation.  Although this application of the  concentration  restriction is not a fundamental  policy of the Fund, it will not be changed without shareholder approval.

       The  Manager  has no  present  intention  of  investing  more  than 25% of the  total  assets of the Fund in securities  of issuers  located in the same state,  or in  securities  paying  interest  derived  from  revenues of similar  types of  projects.  Neither  of these is a  fundamental  policy,  and  therefore,  either  of them may be changed  without  shareholder  approval.  Should any such change occur,  the  Prospectus  and/or this  Statement of
Additional Information will be supplemented or revised to reflect the change.

How the Fund Is Managed

Organization and History.  The Fund is an open-end,  diversified  management  investment  company with an unlimited number of authorized shares of beneficial  interest.  The Fund was originally  incorporated in Maryland in 1976 but was reorganized in 1987 as a Massachusetts business trust.

       The  Fund is  governed  by a Board of  Trustees,  which is  responsible  for  protecting  the  interests  of shareholders  under  Massachusetts  law. The Trustees meet  periodically  throughout the year to oversee the Fund's activities,  review its  performance,  and review the actions of the  Manager.  Although the Fund will not normally hold  annual  meetings  of its  shareholders,  it may hold  shareholder  meetings  from  time to time on  important matters,  and  shareholders  have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

Classes of Shares. The Trustees are authorized,  without shareholder  approval, to create new series and classes of shares.  The Trustees  may  reclassify  unissued  shares of the Fund into  additional  series or classes of shares.
The  Trustees  also may divide or combine the shares of a class into a greater or lesser  number of shares  without changing  the  proportionate  beneficial  interest  of a  shareholder  in the Fund.  Shares do not have  cumulative voting  rights or  preemptive  or  subscription  rights.  Shares may be voted in person or by proxy at  shareholder meetings.

         The Fund  currently has three classes of shares:  Class A, Class B and Class C. All classes  invest in the same investment portfolio.  Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate  voting rights on matters in which  interests of one class are different  from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable,  and each share of each class has one vote at shareholder  meetings,  with fractional shares voting  proportionally  on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular  annual  meetings of  shareholders.  The Fund will hold  meetings  when  required to do so by the
Investment  Company Act or other  applicable  law. It will also do so when a  shareholder  meeting is called by the
Trustees or upon proper request of the shareholders.

         Shareholders  have the right,  upon the  declaration  in writing or vote of two-thirds of the  outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of  shareholders  to vote on the removal of a Trustee  upon the written  request of the record  holders of 10% of its  outstanding  shares.  If the Trustees receive a request from at least 10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the Fund's  shareholder  list  available to the  applicants  or  mail  their  communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the
Fund valued at $25,000 or more or  constituting  at least 1% of the Fund's  outstanding  shares.  The  Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee  Liability.  The Fund's  Declaration of Trust contains an express disclaimer of shareholder or Trustee  liability  for the Fund's  obligations.  It also  provides for  indemnification  and  reimbursement  of expenses  out of the  Fund's  property  for  any  shareholder  held  personally  liable  for its  obligations.  The
Declaration  of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or  obligation  of the Fund and shall  satisfy any  judgment on that claim.  Massachusetts law  permits a  shareholder  of a business  trust  (such as the Fund) to be held  personally  liable as a "partner"
under certain  circumstances.  However,  the risk that a Fund shareholder will incur financial loss from being held liable as a "partner"  of the Fund is limited to the  relatively  remote  circumstances  in which the Fund would be unable to meet its obligations.

         The  Fund's  contractual  arrangements  state  that any  person  doing  business  with the Fund  (and each shareholder  of the  Fund)  agrees  under its  Declaration  of Trust to look  solely to the  assets of the Fund for satisfaction  of any claim or demand that may arise out of any dealings with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees.  The Fund is governed by a Board of Trustees,  which is responsible for protecting the interests of shareholders  under  Massachusetts  law. The Trustees meet periodically  throughout the year to oversee the Fund's  activities,  review its  performance,  and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its  shareholders,  it may hold  shareholder  meetings from time to time on  important  matters,  and  shareholders  have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit  Committee,  a Study  Committee and a Proxy  Committee.  The members of the Audit Committee are Kenneth Randall  (Chairman),  Benjamin  Lipstein and Edward Regan. The Audit Committee held
5  meetings  during the  Fund's  fiscal  year ended July 31,  2002.  The Audit  Committee  provides  the Board with recommendations  regarding the selection of the Fund's  independent  auditor.  The Audit Committee also reviews the scope and  results  of audits and the audit fees  charged,  reviews  reports  from the Fund's  independent  auditor concerning the Fund's internal  accounting  procedures,  and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

         The  members  of the Study  Committee  are  Benjamin  Lipstein  (Chairman),  Robert  Galli  and  Elizabeth
Moynihan.  The Study  Committee  held 7 meetings  during  the Fund's  fiscal  year ended July 31,  2002.  The Study
Committee  evaluates and reports to the Board on the Fund's  contractual  arrangements,  including  the  Investment
Advisory and  Distribution  Agreements,  transfer and shareholder  service  agreements and custodian  agreements as well as the  policies  and  procedures  adopted by the Fund to comply  with the  Investment  Company  Act and other applicable law, among other duties as set forth in the Committee's charter.

         The members of the Proxy  Committee are Edward Regan  (Chairman),  Russell  Reynolds and Clayton  Yeutter.
The Proxy  Committee  held no meetings  during the Fund's  fiscal  year ended July 31,  2002.  The Proxy  Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund.  Except for Mr. Murphy,  each of the Trustees is an  independent  trustee of the
Fund  ("Independent  Trustee").  Mr. Murphy is an "Interested  Trustee,"  because he is affiliated with the Manager by virtue of his  positions  as an  officer  and  director  of the  Manager,  and as a  shareholder  of its  parent company.  Mr.  Murphy was  elected as a Trustee of the Fund with the  understanding  that in the event he ceases to be the chief  executive  officer of the  Manager,  he will  resign as a trustee  of the Fund and the other  Board I
Funds (defined below) for which he is a trustee or director.

         The Fund's  Trustees  and officers  and their  positions  held with the Fund and length of service in such position(s) and their  principal  occupations  and business  affiliations  during the past five years are listed in the chart below.  The  information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also  trustees or directors of the  following  Oppenheimer  funds  (referred to as "Board I
Funds"):

Oppenheimer California Municipal Fund                       Oppenheimer International Growth Fund
Oppenheimer Capital Appreciation Fund                       Oppenheimer International Small Company Fund
Oppenheimer Capital Preservation Fund                       Oppenheimer Money Market Fund, Inc.
Oppenheimer Concentrated Growth Fund                        Oppenheimer Multiple Strategies Fund
Oppenheimer Developing Markets Fund                         Oppenheimer Multi-Sector Income Trust
Oppenheimer Discovery Fund                                  Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Growth Fund                            Oppenheimer Municipal Bond Fund
Oppenheimer Emerging Technologies Fund                      Oppenheimer New York Municipal Fund
Oppenheimer Enterprise Fund                                 Oppenheimer Series Fund, Inc.
Oppenheimer Europe Fund                                     Oppenheimer Special Value Fund
Oppenheimer Global Fund                                     Oppenheimer Trinity Core Fund
Oppenheimer Global Growth & Income Fund                     Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                                     Oppenheimer U.S. Government Trust

         In addition to being a trustee or director of the Board I Funds,  Mr.  Galli is also a director or trustee of 10 other  portfolios  in the  OppenheimerFunds  complex.  Present or former  officers,  directors,  trustees and employees (and their immediate  family members) of the Fund, the Manager and its affiliates,  and retirement  plans established  by them for  their  employees  are  permitted  to  purchase  Class A shares  of the Fund and the other
Oppenheimer  funds at net asset value without sales charge.  The sales charges on Class A shares is waived for that group because of the economics of sales efforts realized by the Distributor.

         Messrs.  Fielding,   Murphy,  Masterson,   Molleur,  Vottiero,  Wixted,  Zack  and  Mses.  Feld  and  Ives
respectively  hold the same  offices  with one or more of the other  Board I Funds as with the  Fund.  As of August
31, 2002,  the Trustees  and officers of the Fund as a group owned of record or  beneficially  less than 1% of each class of shares of the Fund.  The  foregoing  statement  does not reflect  ownership  of shares of the Fund held of record by an employee  benefit plan for employees of the Manager,  other than the shares  beneficially  owned under the plan by the officers of the Fund listed above. In addition,  each  Independent  Trustee,  and his or her family members,  do not own securities of either the Manager or  Distributor  of the Board I Funds or any person  directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

|X|      Affiliated  Transactions  and  Material  Business  Relationships.  Mr.  Reynolds  has  reported  he  has a controlling  interest in The  Directorship  Search  Group,  Inc.  ("The  Directorship  Search  Group"),  a director recruiting firm that provided  consulting  services to Massachusetts  Mutual Life Insurance Company (which controls the Manager) for fees aggregating  $110,000 from January 1, 2000 through December 31, 2001, an amount  representing less than 5% of the annual  revenues of The  Directorship  Search  Group,  Inc.  Mr.  Reynolds  estimates  that The
Directorship  Search  Group will bill  Massachusetts  Mutual Life  Insurance  Company  $150,000  for services to be provided during the calendar year 2002.

         The Independent  Trustees have unanimously  (except for Mr. Reynolds,  who abstained)  determined that the consulting  arrangements  between The  Directorship  Search Group,  Inc. and  Massachusetts  Mutual Life  Insurance
Company were not material business or professional  relationships  that would compromise Mr. Reynolds' status as an
Independent  Trustee.  Nonetheless,  to assure  certainty  as to  determinations  of the Board and the  Independent
Trustees  as to matters  upon which the  Investment  Company  Act or the rules  thereunder  require  approval  by a majority of Independent  Trustees,  Mr.  Reynolds will not be counted for purposes of determining  whether a quorum of Independent Trustees was present or whether a majority of Independent Trustees approved the matter.

       The  address of each  Trustee in the chart  below is 6803 S. Tucson Way,  Centennial,  CO  80112-3924.  Each
Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Independent Trustees
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Name, Address, Age,        Principal Occupation(s) During Past 5 Years / Other             Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           of Shares
                                                                                                           Beneficially
                                                                                                           Owned in any
                                                                                           of Shares       of the
Position(s) Held with                                                                      Beneficially    Oppenheimer
Fund and Length of         Trusteeships/Directorships Held by Trustee / Number of          Owned in the    Funds Overseen
Service                    Portfolios in Fund Complex Currently Overseen by Trustee        Fund            by Trustee
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2001
-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Leon Levy, Chairman of     General  Partner  (since  1982)  of  Odyssey  Partners,   L.P.  $0              None
the Board of Trustees      (investment  partnership)  and  Chairman  of the Board  (since
Trustee since 1976         1981) of Avatar  Holdings,  Inc.  (real  estate  development).
Age: 77                    Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Robert G. Galli,           A trustee or director  of other  Oppenheimer  funds.  Formerly  $0              Over $100,000
Trustee since 1993         Vice  Chairman  (October  1995-December  1997) of the Manager.
Age: 69                    Oversees 41 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Phillip A. Griffiths,      The  Director  (since  1991)  of the  Institute  for  Advanced  $0              Over $100,000
Trustee since 1999         Study, Princeton,  N.J., director (since 2001) of GSI Lumonics
Age: 63                    and a  member  of the  National  Academy  of  Sciences  (since
                           1979);   formerly  (in  descending   chronological   order)  a
                           director of Bankers Trust  Corporation,  Provost and Professor
                           of  Mathematics  at Duke  University,  a director  of Research
                           Triangle  Institute,   Raleigh,   N.C.,  and  a  Professor  of
                           Mathematics at Harvard  University.  Oversees 31 portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Benjamin Lipstein,         Professor  Emeritus of  Marketing,  Stern  Graduate  School of  $0              Over $100,000
Trustee since 1976         Business  Administration,  New York  University.  Oversees  31
Age: 79                    portfolios in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Elizabeth B. Moynihan,     Author  and  architectural  historian;  a trustee of the Freer  $0              $50,001-$100,000
Trustee since 1992         Gallery  of Art and  Arthur M.  Sackler  Gallery  (Smithsonian
Age: 73                    Institute),  Trustees Council of the National Building Museum;
                           a member of the Trustees Council,  Preservation  League of New
                           York State.  Oversees 31  portfolios  in the  OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Kenneth A. Randall,        A director  of  Dominion  Resources,  Inc.  (electric  utility  $10,001-        Over $100,000
Trustee since 1980         holding   company)  and  Prime  Retail,   Inc.   (real  estate
Age: 75                    investment  trust);  formerly a director of  Dominion  Energy,
                           Inc.  (electric  power and oil & gas producer),  President and
                           Chief  Executive   Officer  of  The  Conference   Board,  Inc.
                           (international  economic and business research) and a director  $50,000 of Lumbermens  Mutual  Casualty  Company,  American  Motorists
                           Insurance Company and American  Manufacturers Mutual Insurance
                           Company.   Oversees  31  portfolios  in  the  OppenheimerFunds
                           complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Edward V. Regan,           President,  Baruch College,  CUNY; a director of RBAsset (real  $1-$10,000      $50,001-$100,000
Trustee since 1993         estate manager);  a director of OffitBank;  formerly  Trustee,
Age: 72                    Financial  Accounting   Foundation  (FASB  and  GASB),  Senior
                           Fellow of  Jerome  Levy  Economics  Institute,  Bard  College,
                           Chairman of Municipal  Assistance  Corporation for the City of
                           New York, New York State  Comptroller  and Trustee of New York
                           State  and  Local  Retirement  Fund.  Oversees  31  investment companies in the OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Russell S. Reynolds, Jr.,  Chairman (since 1993) of The Directorship  Search Group,  Inc.  $0              $10,001-$50,000
Trustee since 1989         (corporate governance consulting and executive recruiting);  a
Age: 70                    life trustee of International  House  (non-profit  educational organization),  and a trustee  (since  1996) of the  Greenwich
                           Historical   Society.    Oversees   31   portfolios   in   the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Donald W. Spiro, Vice      Chairman   Emeritus  (since  January  1991)  of  the  Manager.  $0              Over $100,000
Chairman of the Board of
Trustees,                  Formerly  a  director   (January   1969-August  1999)  of  the
Trustee since 1985         Manager.   Oversees  31  portfolios  in  the  OppenheimerFunds
Age: 76                    complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Clayton K. Yeutter,        Of Counsel (since 1993),  Hogan & Hartson (a law firm).  Other  $0              $50,001-$100,000
Trustee since 1991         directorships:    Caterpillar,    Inc.    (since   1993)   and
Age: 71                    Weyerhaeuser  Co. (since 1999).  Oversees 31 portfolios in the
                           OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------

         The  address of Mr.  Murphy in the chart below is 498  Seventh  Avenue,  New York,  NY 10018.  Mr.  Murphy
serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
Name, Address, Age,        Principal Occupation(s) During Past 5 Years / Other             Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           of Shares
                                                                                           of Shares       Owned in any
Position(s) Held with                                                                      Beneficially    of the
Fund and Length of         Trusteeships/Directorships Held by Trustee / Number of          Owned in the    Oppenheimer
Service                    Portfolios in Fund Complex Currently Overseen by Trustee        Fund            Funds
-------------------------- --------------------------------------------------------------- --------------- ----------------
-------------------------- --------------------------------------------------------------- --------------------------------
                                                                                               As of December 31, 2001
-------------------------- --------------------------------------------------------------- --------------------------------
-------------------------- --------------------------------------------------------------- --------------- ----------------
John V. Murphy,            Chairman,  Chief  Executive  Officer and director  (since June
President and Trustee,     2001) and  President  (since  September  2000) of the Manager;  $0              Over $100,000
Trustee since October      President  and a  director  or  trustee  of other  Oppenheimer
2001                       funds;   President  and  a  director   (since  July  2001)  of
Age: 53                    Oppenheimer  Acquisition  Corp. (the Manager's  parent holding company)  and of  Oppenheimer  Partnership  Holdings,  Inc. (a
                           holding company subsidiary of the Manager);  a director (since
                           November  2001)  of  OppenheimerFunds   Distributor,  Inc.  (a
                           subsidiary  of the  Manager);  Chairman and a director  (since
                           July 2001) of  Shareholder  Services,  Inc. and of Shareholder
                           Financial  Services,  Inc. (transfer agent subsidiaries of the
                           Manager);  President  and a  director  (since  July  2001)  of
                           OppenheimerFunds  Legacy  Program (a charitable  trust program established  by the  Manager);  a director  of the  investment advisory  subsidiaries of the Manager: OFI Institutional Asset
                           Management,  Inc. and Centennial Asset Management  Corporation
                           (since   November   2001),    HarbourView   Asset   Management
                           Corporation  and OFI  Private  Investments,  Inc.  (since July
                           2001);  President  (since  November  1,  2001) and a  director
                           (since July 2001) of Oppenheimer Real Asset Management,  Inc.;
                           a  director  (since  November  2001)  of  Trinity   Investment
                           Management  Corp.  and  Tremont  Advisers,   Inc.  (Investment
                           advisory affiliates of the Manager);  Executive Vice President
                           (since February 1997) of  Massachusetts  Mutual Life Insurance
                           Company (the  Manager's  parent  company);  a director  (since
                           June 1995) of DBL  Acquisition  Corporation;  formerly,  Chief
                           Operating Officer  (September  2000-June 2001) of the Manager;
                           President  and trustee  (November  1999-November  2001) of MML
                           Series  Investment  Fund and  MassMutual  Institutional  Funds
                           (open-end   investment   companies);   a  director  (September
                           1999-August 2000) of C.M. Life Insurance  Company;  President,
                           Chief Executive  Officer and director  (September  1999-August
                           2000) of MML Bay State  Life  Insurance  Company;  a  director
                           (June  1989-June  1998) of Emerald  Isle  Bancorp and Hibernia
                           Savings  Bank  (a  wholly-owned  subsidiary  of  Emerald  Isle
                           Bancorp).  Oversees  69  portfolios  in  the  OppenheimerFunds complex.
-------------------------- --------------------------------------------------------------- --------------- ----------------

       The address of the Officers in the chart below is as follows:  Messrs.  Molleur and Zack and Ms. Feld is 498
Seventh  Avenue,  New York, NY 10018.  Messrs.  Masterson,  Vottiero and Wixted and Ms. Ives is 6803 S. Tucson Way,
Centennial,  CO 80112-3924 and Mr.  Fielding is 350 Linden Oaks,  Rochester,  NY 14625.  Each Officer serves for an annual term or until his or her resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Name, Address, Age, Position(s)    Principal Occupation(s) During Past 5 Years
Held with Fund and Length of
Service
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Ronald H. Fielding, Vice           Senior Vice President  (since  January 1996) of the Manager;  Chairman of the Rochester
President and Portfolio Manager    Division  of the  Manager  (since  January  1996);  an officer of 9  portfolios  in the
since August 15, 2002              OppenheimerFunds  complex;  prior to  joining  the  Manager  in  January  1996,  he was
Age:  53                           President and a director of Rochester Capital Advisors,  Inc. (1993 - 1995), the Fund's
                                   prior  investment  advisor,  and of Rochester  Fund Services,  Inc. (1986 - 1995),  the
                                   Fund's prior  distributor;  President and a trustee of Limited Term New York  Municipal
                                   Fund  (1991 -  1995),  Oppenheimer  Convertible  Securities  Fund  (1986  -  1995)  and
                                   Rochester  Fund  Municipals  (1986 - 1995);  President  and a director of Rochester Tax
                                   Managed Fund,  Inc.  (1982 - 1995) and of Fielding  Management  Company,  Inc.  (1982 -
                                   1995), an investment advisor.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Brian W. Wixted,                   Senior Vice  President  and  Treasurer  (since  March 1999) of the  Manager;  Treasurer
Treasurer, Principal Financial     (since March 1999) of HarbourView Asset Management  Corporation,  Shareholder Services,
and Accounting Officer since       Inc.,  Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
April 1999                         Inc.,  Oppenheimer  Partnership  Holdings,  Inc., OFI Private Investments,  Inc. (since
Age: 42                            March 2000),  OppenheimerFunds  International Ltd. and Oppenheimer Millennium Funds plc
                                   (since May 2000) and OFI  Institutional  Asset  Management,  Inc. (since November 2000)
                                   (offshore fund management  subsidiaries of the Manager);  Treasurer and Chief Financial
                                   Officer  (since May 2000) of Oppenheimer  Trust Company (a trust company  subsidiary of the Manager);  Assistant Treasurer (since March 1999) of Oppenheimer  Acquisition Corp.
                                   and  OppenheimerFunds  Legacy Program (since April 2000);  formerly Principal and Chief
                                   Operating Officer (March 1995-March 1999),  Bankers Trust  Company-Mutual Fund Services
                                   Division. An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip Vottiero,                   Vice  President/Fund  Accounting  of the  Manager  (since  March  2002;  formerly  Vice
Assistant Treasurer since August   President/Corporate  Accounting of the Manager (July 1999-March 2002) prior to which he
15, 2002                           was Chief Financial Officer at Sovlink  Corporation  (April 1996-June 1999). An officer
Age: 39                            of 72 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Robert G. Zack,                    Senior Vice President  (since May 1985) and General  Counsel  (since  February 2002) of
Secretary since November 1, 2001   the Manager;  General Counsel and a director (since November 2001) of  OppenheimerFunds
Age: 54                            Distributor,  Inc.;  Senior Vice President and General Counsel (since November 2001) of
                                   HarbourView  Asset  Management  Corporation;  Vice  President  and  a  director  (since
                                   November  2000) of  Oppenheimer  Partnership  Holdings,  Inc.;  Senior Vice  President,
                                   General  Counsel and a director (since  November 2001) of Shareholder  Services,  Inc.,
                                   Shareholder Financial Services, Inc., OFI Private Investments,  Inc., Oppenheimer Trust
                                   Company and OFI Institutional  Asset Management,  Inc.; General Counsel (since November
                                   2001) of Centennial Asset Management  Corporation;  a director (since November 2001) of
                                   Oppenheimer  Real Asset  Management,  Inc.;  Assistant  Secretary and a director (since
                                   November 2001) of  OppenheimerFunds  International Ltd.; Vice President (since November
                                   2001)  of  OppenheimerFunds   Legacy  Program;   Secretary  (since  November  2001)  of
                                   Oppenheimer  Acquisition Corp.; formerly Acting General Counsel (November 2001-February
                                   2002) and Associate General Counsel (May 1981-October  2001) of the Manager;  Assistant
                                   Secretary  of  Shareholder  Services,   Inc.  (May  1985-November  2001),   Shareholder
                                   Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds  International
                                   Ltd. and Oppenheimer  Millennium Funds plc (October  1997-November 2001). An officer of
                                   85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Philip T. Masterson,               Vice  President and Assistant  Counsel of the Manager (since July 1998);  formerly,  an
Assistant Secretary
since August 15, 2002              associate with Davis,  Graham, & Stubbs LLP (January  1997-June 1998). An officer of 72
Age: 38                            portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Denis R. Molleur,                  Vice  President and Senior  Counsel of the Manager  (since July 1999);  formerly a Vice
Assistant Secretary
since November 1, 2001             President and Associate Counsel of the Manager  (September  1995-July 1999). An officer
Age: 44                            of 82 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Katherine P. Feld,                 Vice  President and Senior  Counsel  (since July 1999) of the Manager;  Vice  President
Assistant Secretary                (since June 1990) of OppenheimerFunds  Distributor,  Inc.; Director, Vice President and
since November 1, 2001             Assistant Secretary (since June 1999) of Centennial Asset Management Corporation;  Vice
Age: 44                            President  (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;  formerly  Vice
                                   President and Associate  Counsel of the Manager (June 1990-July 1999). An officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Kathleen T. Ives,                  Vice President and Assistant  Counsel (since June 1998) of the Manager;  Vice President
Assistant Secretary                (since 1999) of  OppenheimerFunds  Distributor,  Inc.;  Vice  President  and  Assistant
since November 1, 2001             Secretary  (since 1999) of  Shareholder  Services,  Inc.;  Assistant  Secretary  (since
Age: 36                            December 2001) of OppenheimerFunds  Legacy Program and Shareholder  Financial Services,
                                   Inc.;  formerly  Assistant Vice President and Assistant  Counsel of the Manager (August
                                   1997-June  1998);  Assistant  Counsel of the  Manager  (August  1994-August  1997).  An
                                   officer of 85 portfolios in the OppenheimerFunds complex.
---------------------------------- ----------------------------------------------------------------------------------------

       |X|  Remuneration  of Trustees.  The  officers of the Fund and one Trustee of the Fund (Mr.  Murphy) who are
affiliated  with the Manager  receive no salary or fee from the Fund.  The remaining  Trustees of the Fund received the  compensation  shown  below.  The  compensation  from the Fund was paid  during its fiscal  year ended July 31,
2002.  The  compensation  from all of the Board I Oppenheimer  funds  (including the Fund) was paid to the trustees for their  service  as a  director,  trustee  or member of a  committee  of the  boards of those  funds  during the calendar year 2001.

--------------------------------- ---------------------------------------- ------------------------------------------------
Trustee Name and Other Fund       As of Fiscal Year Ended 7/31/02                      As of December 31, 2001
Position(s)
(as applicable)
--------------------------------- ---------------------------------------- ------------------------------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
                                  Aggregate            Retirement          Estimated Annual       Total Compensation From
                                                                                                  All
                                                                           Retirement Benefits    Oppenheimer Funds
                                                                           Paid at Retirement     For Which
                                                       Benefits Accrued    from all Board I       Individual Serves As
                                  Compensation         as Part of Fund     Funds                  Trustee/Director
                                  from Fund1           Expenses            (33 Funds) 2           (33 Funds)
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Leon Levy                         $0                   $728                $137,560               $173,700
Chairman
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Robert G. Galli                   $0                   $2,156              $32,766 2              $202,8863
Study Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Phillip Griffiths                 $0                   $569                $6,803                 $54,889
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Benjamin Lipstein                 $0                   $0                  $118,911               $150,152
Study Committee Chairman,  Audit
Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Elizabeth B. Moynihan             $0                   $2,784              $52,348                $105,760
Study Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Kenneth A. Randall                $0                   $1,694              $76,827                $97,012
Audit Committee Chairman
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Edward V. Regan                   $0                   $2,951              $42,748                $95,960
Proxy Committee Chairman,  Audit
Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Russell S. Reynolds, Jr.          $0                   $1,826              $46,197                $71,792
Proxy Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Donald Spiro                      $0                   $685                $3,625                 $64,080
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
Clayton K. Yeutter                $0                   $1,393              $31,982                $71,792
Proxy Committee Member
--------------------------------- -------------------- ------------------- ---------------------- -------------------------
1.  Compensation  includes  fees  and  deferred  compensation,  if any  for the  fiscal  year  ended.  Trustee compensation expenses were a negative $72,489 for the fiscal year ended.  There were no expenses accrued for Trustee compensation during the Fund's fiscal year.
2.  Estimated  annual  amount a trustee  will receive upon  retirement  based on a straight  life payment plan election.  Robert  Galli's  estimated  annual  retirement  payments  of $14,818 for serving as a Trustee or Director on 10 other OppenheimerFunds has been added to this total.
3.  For the 2001  calendar  year,  total  compensation  from all New  York-based  funds  is  $990,897.  Robert
    Galli's payment amount of $97,126 for saving as a Trustee or Director on 10 other OppenheimerFunds is added to his total.

       |X|  Retirement  Plan for  Trustees.  The Fund has adopted a retirement  plan that  provides for payments to retired  Trustees.  Payments  are up to 80% of the  average  compensation  paid  during a  Trustee's  five years of service in which the highest  compensation  was  received.  A Trustee  must serve as trustee for any of the Board I
Oppenheimer  funds  for at least 15 years  to be  eligible  for the  maximum  payment.  Each  Trustee's  retirement benefits will depend on the amount of the Trustee's future compensation and length of service.

       |X| Deferred  Compensation  Plan for  Trustees.  The Board of Trustees  has adopted a Deferred  Compensation
Plan for  disinterested  trustees  that  enables  them to elect to defer  receipt of all or a portion of the annual fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation  deferred  by a Trustee is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer funds selected  by the  Trustee.  The  amount  paid to the  Trustee  under the plan  will be  determined  based  upon the performance of the selected funds.

       Deferral of Trustees' fees under the plan will not materially  affect the Fund's assets,  liabilities or net income  per  share.  The plan will not  obligate  the Fund to retain  the  services  of any  Trustee  or to pay any particular  level of  compensation  to any  Trustee.  Pursuant to an Order  issued by the  Securities  and Exchange
Commission,  the Fund may invest in the funds selected by the Trustee under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

       |X| Major  Shareholders.  As of August 26,  2002,  the only persons who owned of record or were known by the
Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were the following:

         Merrill  Lynch  Pierce  Fenner  &  Smith,  Inc.  for  the  Sole  Benefit  of  its  Customers,  Attn:  Fund
         Admin./#97A91,  4800  Deer Lake  Drive  East,  Floor 3,  Jacksonville,  Florida  32246-6484,  which  owned
         575,981.362  Class B shares (7.67% of the Class B shares then still  outstanding),  for the benefit of its customers.

         Merrill  Lynch  Pierce  Fenner  &  Smith,  Inc.  for  the  Sole  Benefit  of  its  Customers,  Attn:  Fund
         Admin./#97HF8,  4800  Deer Lake  Drive  East,  Floor 3,  Jacksonville,  Florida  32246-6484,  which  owned
         176,142.545  Class C shares (7.97% of the Class C shares then still  outstanding),  for the benefit of its customers.

         Smith Barney House Acct.  00109801250,  Attn. Cindy Tempesta,  7th Floor, 333 West 34th Street,  New York,
         New York  10001-2483,  which  owned  133,584.439  Class C shares  (6.04% of the Class C shares  then still outstanding), for the benefit of its customers.

The Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled by
Massachusetts Mutual Life Insurance Company.

         |X| Code of Ethics.  The Fund,  the  Manager  and the  Distributor  have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain  employees,  including  portfolio  managers,  that would compete  with or take  advantage  of the Fund's  portfolio  transactions.  Covered  persons  include  persons  with knowledge of the  investments  and  investment  intentions of the Fund and other funds advised by the Manager.  The
Code of Ethics does permit  personnel  subject to the Code to invest in securities,  including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance with the Code of
Ethics is carefully monitored and enforced by the Manager.

                   The  Code  of  Ethics  is an  exhibit  to the  Fund's  registration  statement  filed  with  the
Securities  and  Exchange  Commission  and can be  reviewed  and  copied  at the  SEC's  Public  Reference  Room in
Washington,  D.C. You can obtain  information  about the hours of operation of the Public Reference Room by calling the SEC at 1-202-942-8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR  database at the SEC's  Internet  web site at  http://www.sec.gov.  Copies may be  obtained,  after paying a  duplicating  fee, by electronic  request at the  following  E-mail  address:  publicinfo@sec.gov.,  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

       |X| The Investment Advisory  Agreement.  The Manager provides investment advisory and management services to the Fund under an investment  advisory  agreement between the Manager and the Fund. The Manager selects  securities for the Fund's  portfolio  and handles  its day-to day  business.  That  agreement  requires  the  Manager,  at its expense,  to provide the Fund with adequate  office space,  facilities and equipment.  It also requires the Manager to provide  and  supervise  the  activities  of all  administrative  and  clerical  personnel  required  to provide effective  corporate  administration for the Fund. Those  responsibilities  include the compilation and maintenance of records  with  respect to the Fund's  operations,  the  preparation  and filing of  specified  reports,  and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

       Expenses  not  expressly  assumed by the Manager  under the  advisory  agreement  are paid by the Fund.  The investment  advisory  agreement  lists  examples  of  expenses  paid by the Fund.  The major  categories  relate to interest,  taxes, fees to disinterested Trustees, legal and audit expenses,  custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions,  and non-recurring  expenses, including  litigation  cost.  The  management  fees paid by the Fund to the  Manager  are  calculated  at the rates described  in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares based upon the relative  proportion of the Fund's net assets  represented  by that class.  The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

               -------------------------------------- -----------------------------------------------
               Fiscal Year                            Management Fee Paid to
               Ending 7/31                            OppenheimerFunds, Inc.
               -------------------------------------- -----------------------------------------------
               -------------------------------------- -----------------------------------------------
               2000                                   $3,203,499
               -------------------------------------- -----------------------------------------------
               -------------------------------------- -----------------------------------------------
               2001                                   $3,246,173
               -------------------------------------- -----------------------------------------------
               -------------------------------------- -----------------------------------------------
               2002                                   $3,471,570
               -------------------------------------- -----------------------------------------------

       The  investment  advisory  agreement  states that in the absence of willful  misfeasance,  bad faith,  gross negligence  in the  performance  of its duties,  or reckless  disregard  for its  obligations  and duties under the investment  advisory  agreement,  the Manager is not liable for any loss  sustained by reason of any  investment of the Fund assets made with due care and in good faith.

       The agreement  permits the Manager to act as investment  adviser for any other person,  firm or  corporation and to use  the  name  "Oppenheimer"  in  connection  with  other  investment  companies  for  which  it may act as investment  adviser or general  distributor.  If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

       The  advisory  fees the Fund pays to the  Manager  are set forth in the  prospectus.  Effective  January  1,
2002,  the  Manager  voluntarily  agreed to waive  advisory  fees at an annual  rate  equal to 0.05% of the  Fund's average  daily net assets until the Fund's  trailing one year  performance  percentile  at the end of the preceding calendar  quarter is in the third  quintile or better of the Fund's  Lipper peer  group.  This waiver is  voluntary and may be terminated by the Manager at any time.  Therefore,  until the trailing one year  performance  percentile of the Fund is in the third quartile or better of the Lipper general  municipal bond fund peer group,  the advisory fee paid by the Fund to the Manager  would be 0.55% of the first $200 million of average  annual net assets,  0.50%
of the next $100 million,  0.45% of the next $200 million,  0.40% of the next $250 million,  0.35% of the next $250 million and 0.30% of average annual net assets over $1 billion.

              |X| Annual Approval of Investment Advisory Agreement.  Each year, the Board of Trustees,  including a majority of the  Independent  Trustees,  is required to approve the renewal of the investment  advisory  agreement.
The Investment  Company Act requires that the Board request and evaluate and the Manager  provide such  information as may be reasonably  necessary to evaluate the terms of the investment  advisory  agreement.  The Board employs an independent  consultant  to  prepare  a report  that  provides  such  information  as the Board  requests  for this purpose.

         The Board also receives  information about the 12b-1  distribution fees the Fund pays. These  distribution fees are reviewed and approved at a different time of the year.

         The Board  reviewed  the  foregoing  information  in  arriving  at its  decision  to renew the  investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services  received by the Fund from its  relationship  with the Manager, and
o        The direct  and  indirect  benefits  the  Manager  received  from its  relationship  with the Fund.  These included  services  provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The  Board  considered  that  the  Manager  must be  able to pay and  retain  high  quality  personnel  at competitive  rates to provide  services to the Fund.  The Board also  considered  that  maintaining  the  financial viability of the Manager is important so that the Manager will be able to continue to provide  quality  services to the Fund and its  shareholders  in adverse times.  The Board also  considered  the investment  performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the  Independent  Trustees,  meeting  separately from the full Board with  experienced  Counsel  to the Fund who  assisted  the  Board  in its  deliberations.  The  Fund's  Counsel  is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving  at a decision,  the Board did not single out any one factor or group of factors as being more important than other factors,  but  considered all factors  together.  The Board judged the terms and conditions of the  investment  advisory  agreement,  including the  investment  advisory fee, in light of all of the  surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio  securities for the Fund. The investment  advisory agreement allows the Manager to use  broker-dealers to effect the Fund's portfolio  transactions.  Under the agreement,  the Manager may employ  those  broker-dealers  (including  "affiliated"  brokers,  as that term is  defined  in the  Investment
Company Act) that, in the Manager's best judgment based on all relevant  factors,  will implement the Fund's policy to obtain,  at reasonable  expense,  the "best execution" of portfolio  transactions.  "Best  execution"  refers to prompt and reliable  execution  at the most  favorable  price  obtainable.  The Manager  need not seek  competitive
commission bidding. However,        the  Manager  is  expected  to  minimize  the  commissions  paid to the  extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

       Under the  investment  advisory  agreement,  the Manager may select  brokers that provide  brokerage  and/or research  services for the Fund and/or the other accounts over which the Manager or its affiliates  have investment discretion.  The commissions paid to such brokers may be higher than another  qualified broker would charge, if the
Manager makes a good faith  determination  that the  commission is fair and  reasonable in relation to the services provided.  Subject to those  other  considerations,  as a factor in  selecting  brokers  for the  Fund's  portfolio transactions,  the Manager may also consider sales of shares of the Fund and other investment  companies managed by the Manager or its affiliates.

Brokerage  Practices  Followed  by the  Manager.  The  Manager  allocates  brokerage  for the Fund  subject  to the provisions of the  investment  advisory  agreement and the  procedures  and rules  described  above.  Generally the
Manager's  portfolio traders allocate brokerage upon  recommendations  from the Manager's  portfolio  managers.  In certain  instances,  portfolio  managers may directly  place trades and  allocate  brokerage.  In either case,  the
Manager's executive officers supervise the allocation of brokerage.

       Most securities  purchases made by the Fund are in principal  transactions  at net prices.  The Fund usually deals  directly  with the  selling or  purchasing  principal  or market  maker  without  incurring  charges for the services of a broker on its behalf unless the Manager  determines  that a better price or execution may be obtained by using the  services of a broker.  Therefore,  the Fund does not incur  substantial  brokerage  costs.  Portfolio securities  purchased from  underwriters  include a commission or concession  paid by the issuer to the underwriter in the price of the security.  Portfolio  securities  purchased  from dealers  include a spread between the bid and asked price.

       The Fund  seeks to obtain  prompt  execution  of  orders  at the most  favorable  net  prices.  In an option transaction,  the Fund  ordinarily  uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.  When possible,  the Manager tries to combine  concurrent  orders to purchase or sell the same security by more than one of the accounts  managed by the Manager or its affiliates.  The transactions  under those  combined  orders are averaged as to price and allocated in accordance  with the purchase or sale orders actually placed for each account.

       The investment  advisory  agreement  permits the Manager to allocate  brokerage for research  services.  The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its  affiliates.  Investment  research  received by the Manager for the  commissions  paid by those other  accounts  may be  useful  both to the  Fund  and one or more of the  Manager's  other  accounts.  Investment research  services  may be  supplied to the Manager by a third  party at the  instance  of a broker  through  which trades are placed.  Investment  research  services  include  information  and analyses on particular  companies and industries  as well as  market  or  economic  trends  and  portfolio  strategy,  market  quotations  for  portfolio evaluations,  information systems,  computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative  functions),  then only the percentage or component that provides assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

       The Board of Trustees  has  permitted  the Manager to use  commissions  on  fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.  The Board has also permitted the Manager to use stated commissions on secondary  fixed-income  agency trades to obtain research if the broker represents to the
Manager  that:  (i) the trade is not from or for the  broker's  own  inventory,  (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

       The research  services  provided by brokers broaden the scope and supplement the research  activities of the
Manager.  That research  provides  additional  views and  comparisons  for  consideration  and helps the Manager to obtain  market  information  for the valuation of  securities  that are either held in the Fund's  portfolio or are being  considered for purchase.  The Manager  provides  information to the Board of the Fund about the  commissions paid to brokers furnishing  research services,  together with the Manager's  representation that the amount of such commissions was reasonably related to the value or benefit of such services.

       Other funds advised by the Manager have  investment  objectives  and policies  similar to those of the Fund.
Those other funds may purchase or sell the same  securities  as the Fund at the same time as the Fund,  which could affect the supply and price of the  securities.  If two or more of funds  advised by the Manager  purchase the same security on the same day from the same dealer,  the Manager may average the price of the  transactions and allocate the average among the funds.

Distribution and Service Plans

The Distributor.  Under its General Distributor's  Agreement with the Fund, the Distributor,  whose primary address is P.O. Box 5270,  Denver, CO 80217, acts as the Fund's principal  underwriter in the continuous public offering of the Fund's  Class A,  Class B and Class C  shares.  The  Distributor  bears the expenses  normally  attributable to sales,  including  advertising  and the cost of printing and mailing  prospectuses,  other than those  furnished to existing  shareholders.  The  Distributor is not obligated to sell a specific number of shares.  Expenses  normally attributable  to sales are borne by the  Distributor.  They exclude  payments  under the  Distribution  and Service
Plans but include  advertising  and the cost of printing and mailing  prospectuses  (other than those  furnished to existing shareholders).

The sales  charges and  commissions  paid to, or retained by, the  Distributor  from the sale of shares  during the
Fund's three most recent fiscal years,  and the contingent  deferred sales charges  retained by the  Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
                Aggregate          Class A Front-End   Commissions on       Commissions on      Commissions on
  Fiscal Year   Front-End Sales    Sales Charges       Class A Shares       Class B Shares      Class C Shares
  Ended 7/31:   Charges on Class   Retained by         Advanced by          Advanced by         Advanced by
                A Shares           Distributor         Distributor1         Distributor1        Distributor1
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  2000          $447,841           $117,360            $42,151              $282,071            $28,093
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  2001          $609,480           $149,558            $64,279              $419,512            $36,090
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  2002          $579,291           $139,453            $14,344              $316,517            $39,262
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
  1. The Distributor  advances  concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

  ----------------- ------------------------------ ------------------------------- --------------------------------
                    Class A Contingent             Class B Contingent              Class C Contingent
  Fiscal Year       Deferred Sales Charges         Deferred Sales Charges          Deferred Sales Charges
  Ended 7/31:       Retained by Distributor        Retained by Distributor         Retained by Distributor
  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------
  2001              $13,322                        $169,513                        $6,081
  ----------------- ------------------------------ ------------------------------- --------------------------------
  ----------------- ------------------------------ ------------------------------- --------------------------------
  2002              $2,654                         $169,760                        $3,721
  ----------------- ------------------------------ ------------------------------- --------------------------------

       For additional  information  about  distribution of the Fund's shares,  including fees and expenses,  please refer to "Distribution and Service Plans."

Distribution  and Service Plans.  The Fund has adopted a Service Plan for its Class A shares and  Distribution  and
Service  Plans for its Class B and Class C shares  under Rule 12b-1 of the  Investment  Company  Act.  Under  those plans,  the Fund makes payments to the  Distributor in connection  with the  distribution  and/or  servicing of the shares of the particular class.

       Under the plans the  Manager  and the  Distributor  may make  payments  to  affiliates  and,  in their  sole discretion,  from time to time may use their own resources to make payments to brokers,  dealers or other financial institutions  for  distribution  and  administrative  services they perform at no cost to the Fund. The Manager may use profits from the advisory fee it receives  from the Fund.  The  Distributor  and the Manager may, in their sole discretion, increase or decrease the amount of payments they make to plan recipients from their own resources.

       Unless a plan is terminated as described  below,  the plan  continues in effect from year to year,  but only if the  Fund's  Board  of  Trustees  and its  Independent  Trustees  specifically  vote  annually  to  approve  its continuance.  Approval  must be by a vote  cast in  person  at a  meeting  called  for the  purpose  of  voting  on continuing  the plan. A plan may be  terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the  holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the  outstanding shares of that class.

       The Board and the  Independent  Trustees  must approve all material  amendments  to a plan.  An amendment to increase  materially  the amount of  payments to be made under the plan must be  approved  by  shareholders  of the class  affected by the  amendment.  Because  Class B shares  automatically  convert  into Class A shares  after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for an amendment to the Class A plan that would  materially  increase the amount to be paid under that plan.  That approval must be by a "majority"
(as defined in the Investment Company Act) of the shares of each class, voting separately by Class.

       While the plans are in effect,  the  Treasurer of the Fund shall  provide  separate  written  reports on the plans to the Fund's Board of Trustees at least  quarterly  for its review.  The reports  shall detail the amount of all payments made under a plan and the purpose for which the payments  were made.  Those reports are subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty.

       Each plan states that while it is in effect,  the selection or replacement  and nomination of those Trustees of the Fund who are not  "interested  persons"  of the  Fund is  committed  to the  discretion  of the  Independent
Trustees.  This  provision does not prevent the  involvement  of others in the selection and nomination  process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

       Under the plans,  no payment will be made to any  recipient in any quarter in which the  aggregate net asset value of all Fund shares held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the Fund's Independent  Trustees.  Initially,  the Board of
Trustees has set the fees at the maximum rate allowed  under the plans and has set no minimum  asset amount  needed to qualify for payments.

       |_| Class A Service Plan Fees.  Under the Class A service plan, the  Distributor  currently uses the fees it receives  from the Fund to pay  brokers,  dealers  and  other  financial  institutions  (they  are  referred  to as
"recipients")  for personal  services and account  maintenance  services they provide for their  customers who hold
Class A shares.  The services include,  among others,  answering  customer  inquiries about the Fund,  assisting in establishing  and  maintaining  accounts in the Fund,  making the Fund's  investment  plans available and providing other services at the request of the Fund or the  Distributor.  The  Distributor  makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares.

       For the fiscal year ended July 31,  2002,  payments  under the Plan for Class A shares  totaled  $1,227,102, all of which  was paid by the  Distributor  to  recipients.  That  included  $89,920  paid to an  affiliate  of the
Distributor.  Any unreimbursed  expenses the Distributor  incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent  years. The Distributor may not use payments  received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

       |_| Class B and Class C Service and  Distribution  Plans.  Under each plan,  service  fees and  distribution fees are computed on the average of the net asset value of shares in the  respective  class,  determined  as of the close of each regular  business day during the period.  The Class B and Class C plans  provide for the  Distributor to be  compensated  at a flat rate,  whether  the  Distributor's  distribution  expenses  are more or less than the amounts paid by the Fund under the plans during that period.  The Class B and Class C plans permit the  Distributor to retain both the  asset-based  sales charges and the service fee on shares or to pay  recipients  the service fee on a quarterly basis, without payment in advance.

       The  Distributor  presently  intends  to pay  recipients  the  service  fee on Class B and Class C shares in advance  for the first  year the  shares  are  outstanding.  After the  first  year  shares  are  outstanding,  the
Distributor  makes  payments  quarterly  on those  shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for an advance service fee payment.  If Class B or Class
C shares are  redeemed  during the first year after their  purchase,  the  recipient  of the service  fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

       The  Distributor  retains  the  asset-based  sales  charge on Class B shares.  The  Distributor  retains the asset-based  sales  charge  on Class C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  concession to the dealer on Class C shares  outstanding for a year or more.
If a dealer has a special  agreement  with the  Distributor,  the  Distributor  will pay the Class B and/or Class C service fees and the asset-based  sales charge to the dealer  quarterly in lieu of paying the sales  concession and service fee in advance at the time of purchase.

       The  asset-based  sales  charge on Class B and  Class C shares  allows  investors  to buy  shares  without a front-end  sales  charge  while  allowing  the  Distributor  to  compensate  dealers  that sell those  shares.  The
Distributor's  actual  expenses  in selling  Class B and Class C shares may be more than the  payments  it receives from contingent  deferred sales charges  collected on redeemed  shares and from the Fund under the plans.  The Fund pays the asset-based  sales charge to the Distributor for its services  rendered in distributing  Class B and Class
C shares. The payments are made to the Distributor in recognition that the Distributor:
       |_| pays sales  commissions  to authorized  brokers and dealers at the time of sale and pays service fees as described in the Prospectus,
       |_| may finance  payment of sales  commissions  and/or the advance of the service fee payment to  recipients under the plans,  or may provide  such  financing  from its own  resources  or from the  resources of an affiliate,
       |_| employs personnel to support distribution of shares, and
|_|      bears the costs of sales literature,  advertising and prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
|_|      may not be able to adequately  compensate  dealers that sell Class B and Class C shares without  receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
|_|      receives  payment under the plans  consistent with the service fees and asset-based  sales charges paid by other non-proprietary funds that charge 12b-1 fees,
|_|      may use the  payments  under the plan to include  the Fund in various  third-party  distribution  programs that may increase sales of Fund shares,
|_|      may  experience   increased  difficulty  selling  the  Fund's  shares  if  payments  under  the  plan  are discontinued  because  most  competitor  funds have plans that pay  dealers for  rendering  distribution services as much or more than the amounts currently being paid by the Fund, and
|_|      may not be able to continue  providing,  at the same or at a lesser cost,  the same  quality  distribution sales  efforts and services,  or to obtain such services from brokers and dealers,  if the plan payments were to be discontinued.

         When Class B and Class C shares are sold without the  designation of a  broker-dealer,  the Distributor is automatically  designated as the broker-dealer of record.  In those cases, the Distributor  retains the service fee and asset-based sales charge paid on Class B and Class C shares.

       The  Distributor's  actual  expenses in selling  Class B and Class C shares may be more than the payments it receives  from the  contingent  deferred  sales  charges  collected on redeemed  shares and from the Fund under the plans.  If either the Class B or Class C plan is terminated  by the Fund,  the Board of Trustees may allow the Fund to continue  payments of the asset-based  sales charge to the Distributor for  distributing  shares before the plan was terminated.

--------------------------------------------------------------------------------------------------------------------
                    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 7/31/02
--------------------------------------------------------------------------------------------------------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
                                                                    Distributor's             Distributor's
                                                                    Aggregate                 Unreimbursed
                         Total                Amount                Unreimbursed              Expenses as %
                         Payments             Retained by           Expenses                  of Net Assets
                         Under Plan           Distributor           Under Plan                of Class
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class A Plan             $1,306,220           $0                    N/A                       N/A
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class B Plan             $735,837             $577,565              $2,274,881                3.15%
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class C Plan             $177,661             $43,166               $392,826                  1.92%
------------------------ -------------------- --------------------- ------------------------- ----------------------

       All payments under the Class B and the Class C plans are subject to the  limitations  imposed by the Conduct
Rules of the  National  Association  of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate  its  performance.  These terms include  "standardized  yield,"  "tax-equivalent  yield,"  "dividend  yield,"  "average annual total return,"
"cumulative  total  return,"  "average  annual  total  return at net asset  value" and  "total  return at net asset value." An  explanation  of how yields and total returns are  calculated is set forth below.  The charts below show the Fund's  performance during its most recent fiscal year end. You can obtain current  performance  information by calling the Fund's  Transfer  Agent at  1.800.225.5677  or by visiting  the  OppenheimerFunds  Internet web site at
http://www.oppenheimerfunds.com.
-------------------------------

       The  Fund's  illustrations  of its  performance  data  in  advertisements  must  comply  with  rules  of the
Securities and Exchange  Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  In  general,  any  advertisement  by the Fund of its  performance  data must  include the average  annual total returns for the advertised  class of shares of the Fund.  Those returns must be shown for the
1, 5 and  10-year  periods  (or the life of the  class,  if less)  ending as of the most  recently  ended  calendar quarter prior to the  publication  of the  advertisement  (or its  submission  for  publication).  Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

       Use of standardized  performance  calculations  enables an investor to compare the Fund's performance to the performance of other funds for the same periods.  However,  a number of factors  should be considered  before using the Fund's performance information as a basis for comparison with other investments:
       |_| Yields and total returns  measure the  performance  of a  hypothetical  account in the Fund over various periods and do not show the performance of each shareholder's  account.  Your account's performance will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different  time and price than the shares used in the model.
       |_| The Fund's performance returns do not reflect the effect of taxes on distributions.
       |_| An investment in the Fund is not insured by the FDIC or any other government agency.
       |_| The  principal  value of the Fund's  shares,  and its yields and total  returns are not  guaranteed  and normally will fluctuate on a daily basis.
       |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
       |_| Yields and total returns for any given past period  represent  historical  performance  information  and are not, and should not be considered, a prediction of future yields or returns.

       The  performance  of each class of shares is shown  separately,  because  the  performance  of each class of shares will usually be different.  That is because of the different kinds of expenses each class bears.  The yields and total  returns  of each  class of shares of the Fund are  affected  by market  conditions,  the  quality of the
Fund's investments,  the maturity of those investments,  the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

       |X| Yields.  The Fund uses a variety of different  yields to illustrate its current  returns.  Each class of shares calculates its yield separately because of the different expenses that affect each class.

       |_| Standardized  Yield. The  "standardized  yield"  (sometimes  referred to just as "yield") is shown for a class  of  shares  for a  stated  30-day  period.  It is not  based  on  actual  distributions  paid by the Fund to shareholders  in the 30-day  period,  but is a  hypothetical  yield based upon the net  investment  income from the
Fund's  portfolio  investments  for that period.  It may therefore  differ from the  "dividend  yield" for the same class of shares, described below.

       Standardized  yield is calculated  using the following  formula set forth in rules adopted by the Securities and Exchange Commission, designed to assure uniformity in the way that all funds calculate their yields:

                               Standardized Yield = 2[(a-b     6
                                                       --- + 1) - 1]
                                                       cd

       The symbols above represent the following factors:
       a =     dividends and interest earned during the 30-day period.
       b =     expenses accrued for the period (net of any expense assumptions).
       c =     the average  daily  number of shares of that class  outstanding  during the 30-day  period that were entitled to receive dividends.
       d =     the  maximum  offering  price per share of that class on the last day of the  period,  adjusted  for undistributed net investment income.

       The standardized  yield for a particular 30-day period may differ from the yield for other periods.  The SEC formula assumes that the  standardized  yield for a 30-day period occurs at a constant rate for a six-month  period and is  annualized  at the end of the six-month  period.  Additionally,  because each class of shares is subject to different  expenses,  it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

       |_| Dividend Yield.  The Fund may quote a "dividend  yield" for each class of its shares.  Dividend yield is based on the dividends paid on a class of shares during the actual dividend  period.  To calculate  dividend yield, the dividends of a class declared  during a stated period are added  together,  and the sum is multiplied by 12 (to annualize  the yield)  and  divided by the  maximum  offering  price on the last day of the  dividend  period.  The formula is shown below:

   Dividend Yield = dividends paid x 12/maximum offering price (payment date)

       The maximum  offering  price for Class A shares  includes the current  maximum  initial  sales  charge.  The maximum  offering price for Class B and Class C shares is the net asset value per share,  without  considering  the effect of contingent  deferred sales charges.  The Class A dividend yield may also be quoted without  deducting the maximum initial sales charge.

       |_|  Tax-Equivalent  Yield.  The  "tax-equivalent  yield" of a class of shares is the equivalent  yield that would  have to be earned on a taxable  investment  to  achieve  the  after-tax  results  represented  by the Fund's tax-equivalent  yield.  It adjusts the Fund's  standardized  yield,  as calculated  above,  by a stated Federal tax rate.  Using different tax rates to show different tax equivalent  yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

       The  tax-equivalent  yield is based on a 30-day period,  and is computed by dividing the tax-exempt  portion of the Fund's  current yield (as  calculated  above) by one minus a stated income tax rate.  The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

       The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived  from the Fund with income from taxable  investments  at the tax rates stated.  Your tax bracket is determined by your Federal  taxable income (the net amount subject to Federal income tax after deductions and  exemptions).  The  tax-equivalent  yield table  assumes that the investor is taxed at the highest  bracket,  regardless  of whether a switch to  non-taxable investments would cause a lower bracket to apply.

  -----------------------------------------------------------------------------------------------------------------
                               The Fund's Yields for the 30-Day Periods Ended 7/31/02
  -----------------------------------------------------------------------------------------------------------------
  ------------------ ------------------------------ ------------------------------ --------------------------------
                                                                                   Tax-Equivalent Yield
                     Standardized Yield             Dividend Yield                 (39.6% Fed. Tax Bracket)

  Class of Shares
  ------------------ ------------------------------ ------------------------------ --------------------------------
  ------------------ --------------- -------------- -------------- --------------- --------------- ----------------
                     Without         After          Without        After           Without         After
                     Sales           Sales          Sales          Sales           Sales           Sales
                     Charge          Charge         Charge         Charge          Charge          Charge
  ------------------ --------------- -------------- -------------- --------------- --------------- ----------------
  ------------------ --------------- -------------- -------------- --------------- --------------- ----------------
  Class A            5.20%           4.95%          4.79%          4.57%           7.87%           7.50%
  ------------------ --------------- -------------- -------------- --------------- --------------- ----------------
  Class B            4.41%           N/A            4.02%          N/A             6.60%           N/A
  ------------------ --------------- -------------- -------------- --------------- --------------- ----------------
  Class C            4.46%           N/A            4.02%          N/A             6.60%           N/A
  ------------------ --------------- -------------- -------------- --------------- --------------- ----------------

       |X|  Total  Return  Information.  There are  different  types of  "total  returns"  to  measure  the  Fund's performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares,  the total returns for each class are  separately  measured.  The cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However,  average annual total returns do not show actual year-by-year  performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

       In  calculating  total  returns  for  Class A  shares,  the  current  maximum  sales  charge  of 4.75% (as a percentage  of the  offering  price) is deducted  from the  initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the  applicable  contingent  deferred sales  charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the  second  year,  3.0% in the third and fourth  years,  2.0% in the fifth  year,  1.0% in the sixth year and none thereafter.  For Class C shares,  the 1%  contingent  deferred  sales charge is deducted for returns for the 1-year period.

                  |_| Average  Annual  Total  Return  (After Taxes on  Distributions).  The  "average  annual total return (after taxes on  distributions)"  of Class A shares is an average annual  compounded rate of return for each year in a specified  number of years,  adjusted to show the effect of federal taxes  (calculated  using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions made by the
Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical  initial investment  of $1,000  ("P" in the  formula  below)  held for a number of years ("n" in the  formula) to achieve an ending  value  ("ATVD" in the  formula) of that  investment,  after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

                  |_| Average  Annual Total Return (After Taxes on  Distributions  and  Redemptions).  The "average annual  total  return  (after  taxes on  distributions  and  redemptions)"  of Class A shares is an average  annual compounded  rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes  (calculated  using the highest  individual  marginal  federal income tax rates in effect on any reinvestment date) on any  distributions  made by the Fund during the specified  period and the effect of capital gains taxes or capital loss tax benefits (each  calculated using the highest federal  individual  capital gains tax rate in effect on the redemption  date)  resulting  from the redemption of the shares at the end of the period.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of $1,000 ("P" in the formula  below)
held for a number of years ("n" in the  formula)  to achieve  an ending  value  ("ATVDR"  in the  formula)  of that investment,  after  taking into account the effect of taxes on fund  distributions  and on the  redemption  of Fund shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemption)
-----
  P

       |_| Cumulative Total Return.  The "cumulative  total return"  calculation  measures the change in value of a hypothetical  investment of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual total return,  but it does not average the rate of return on an annual basis.  Cumulative  total return is determined as follows:

                                        ERV-P
                                        ----- = Total Return
                                          P

       |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative or an average annual  total  return  "at net asset  value"  (without  deducting  sales  charges)  for Class A, Class B or Class C shares.  Each is based on the  difference  in net asset value per share at the  beginning and the end of the period for a hypothetical  investment in that class of shares (without considering  front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------------------------------------------
                              The Fund's Total Returns for the Periods Ended 7/31/02
-------------------------------------------------------------------------------------------------------------------
--------------- ------------------------- -------------------------------------------------------------------------
                Cumulative Total          Average Annual Total Returns
                Returns (10 years
                or life of class)

Class of
Shares
--------------- ------------------------- -------------------------------------------------------------------------
--------------- ------------------------- ----------------------- ----------------------- -------------------------
                                                                  5-Year                  10-Year
                                          1-Year                  (or life of class)      (or life of class)
--------------- ------------------------- ----------------------- ----------------------- -------------------------
--------------- ------------ ------------ ----------- ----------- ----------- ----------- ------------ ------------
                After        Without      After       Without     After       Without     After        Without
                Sales        Sales        Sales       Sales       Sales       Sales       Sales        Sales
                Charge       Charge       Charge      Charge      Charge      Charge      Charge       Charge
--------------- ------------ ------------ ----------- ----------- ----------- ----------- ------------ ------------
--------------- ------------ ------------ ----------- ----------- ----------- ----------- ------------ ------------
Class A1        74.52%       83.23%       2.90%       8.03%       4.15%       5.17%       5.73%        6.24%
--------------- ------------ ------------ ----------- ----------- ----------- ----------- ------------ ------------
--------------- ------------ ------------ ----------- ----------- ----------- ----------- ------------ ------------
Class B2        45.03%       45.03%       2.23%       7.23%       4.02%       4.36%       4.54%        4.54%
--------------- ------------ ------------ ----------- ----------- ----------- ----------- ------------ ------------
--------------- ------------ ------------ ----------- ----------- ----------- ----------- ------------ ------------
Class C3        31.24%       31.24%       6.23%       7.23%       4.35%       4.35%       4.70%        4.70%
--------------- ------------ ------------ ----------- ----------- ----------- ----------- ------------ ------------
   1. Inception of Class A: 10/27/76
   2. Inception of Class B: 3/16/93.
   3. Inception of Class C: 8/29/95

  ------------------------------------------------------------------------------------------------------------------
                        Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                                            For the Periods Ended 7/31/02
  ------------------------------------------------------------------------------------------------------------------
  -------------------------------------- ------------------------ ----------------------- --------------------------
                                         1-Year                   5-Years                 10-Years
                                                                                          (or Life of Class)
  -------------------------------------- ------------------------ ----------------------- --------------------------
  -------------------------------------- ------------------------ ----------------------- --------------------------
  After Taxes on Distributions           0.57%                    2.86%1                  4.65%1
  -------------------------------------- ------------------------ ----------------------- --------------------------
  -------------------------------------- ------------------------ ----------------------- --------------------------
  After  Taxes  on  Distributions   and  1.62%                    3.30%1                  4.82%1
  Redemption of Fund Shares
  -------------------------------------- ------------------------ ----------------------- --------------------------
   1. Inception of Class A shares: 10/27/76.

Other Performance  Comparisons.  The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to  shareholders.  You can obtain that  information  by  contacting  the Transfer
Agent at the addresses or telephone  numbers shown on the cover of this  Statement of Additional  Information.  The
Fund may also compare its performance to that of other  investments,  including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

       |_| Lipper  Rankings.  From time to time the Fund may publish the ranking of the  performance of its classes of shares by Lipper, Inc.  ("Lipper").  Lipper is a  widely-recognized  independent mutual fund monitoring service.
Lipper  monitors  the  performance  of  regulated  investment  companies,  including  the  Fund,  and  ranks  their performance  for various  periods based on categories  relating to investment  objectives.  The  performance of the
Fund is ranked by Lipper  against all other  general  municipal  bond funds.  The Lipper  performance  rankings are based on total returns that include the  reinvestment  of capital gain  distributions  and income  dividends but do not take sales charges or taxes into consideration.  Lipper also publishes  "peer-group" indices of the performance of all mutual  funds in a category  that it monitors  and averages of the  performance  of the funds in  particular categories.

       |_|  Morningstar  Rankings.  From time to time the Fund may publish  the  ranking  and/or star rating of the performance  of its  classes of shares by  Morningstar,  Inc.,  an  independent  mutual  fund  monitoring  service.
Morningstar ranks mutual funds in broad investment  categories:  domestic stock funds,  international  stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among municipal bond funds.

       Morningstar  proprietary star ratings reflect historical  risk-adjusted total investment return.  Investment return  measures a fund's (or class's) one,  three,  five and ten-year  average annual total returns  (depending on the inception of the fund or class) in excess of 90-day U.S.  Treasury bill returns  after  considering  the fund's sales  charges and  expenses.  Risk  measures a fund's (or class's)  performance  below 90-day U.S.  Treasury  bill returns.  Risk and investment return are combined to produce star ratings  reflecting  performance  relative to the other funds in a fund's  category.  Five stars is the  "highest"  ranking  (top 10% of funds in a  category),  four stars is "above  average" (next 22.5%),  three stars is "average"  (next 35%),  two stars is "below  average" (next
22.5%) and one star is "lowest"  (bottom 10%). The current star rating is the fund's (or class's)  overall  rating, which is the fund's 3-year  rating or its combined 3- and 5-year rating  (weighted  60%/40%  respectively),  or its combined 3-, 5-, and 10-year rating (weighted  40%/30%/30%,  respectively),  depending on the inception date of the fund (or class). Rankings are subject to change monthly.

       The Fund may also compare its total return ranking to that of other funds in its  Morningstar  category.  In addition to its star ratings.  Those total return  rankings are percentage  from one percent to one hundred percent and are not risk adjusted.  For example,  if a fund is in the 94th percentile,  that means that 94% of the funds in the same category performed better than it did.

       |_|  Performance  Rankings and  Comparisons by Other Entities and  Publications.  From time to time the Fund may include in its advertisements and sales literature  performance  information about the Fund cited in newspapers and other  periodicals  such as The New York Times,  The Wall Street Journal,  Barron's,  or similar  publications.
That information may include  performance  quotations from other sources,  including  Lipper and  Morningstar.  The performance  of the Fund's Class A, Class B or Class C shares may be compared in  publications  to the  performance of various market indices or other investments,  and averages,  performance  rankings or other benchmarks  prepared by recognized mutual fund statistical services.

       Investors  may also  wish to  compare  the  Fund's  Class A,  Class B or Class C  returns  to the  return on fixed-income  investments  available from banks and thrift  institutions.  Those include  certificates  of deposit, ordinary  interest-paying  checking and savings accounts,  and other forms of fixed or variable time deposits,  and various other  instruments such as Treasury bills.  However,  the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will  fluctuate  daily,  while bank  depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

       From time to time,  the Fund may publish  rankings or ratings of the Manager or Transfer  Agent,  and of the investor services  provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the  Oppenheimer  funds  themselves.  Those  ratings or  rankings of  shareholder  and  investor  services by third parties may include  comparisons of their services to those provided by other mutual fund families  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may  include  in its  advertisements  and  sales  literature  the total  return performance of a hypothetical  investment  account that includes  shares of the fund and other  Oppenheimer  funds.
The combined  account may be part of an  illustration of an asset  allocation  model or similar  presentation.  The account  performance  may combine total return  performance  of the fund and the total return  performance of other
Oppenheimer funds included in the account.  Additionally,  from time to time, the Fund's  advertisements  and sales literature may include,  for  illustrative or comparative  purposes,  statistical data or other  information  about general or specific market and economic conditions. That may include, for example,
o        information  about the  performance  of certain  securities  or  commodities  markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies  included in segments of particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information  relating  to the gross  national  or gross  domestic  product of the  United  States or other countries or regions,
o        comparisons  of  various  market   sectors  or  indices  to  demonstrate   performance,   risk,  or  other
     characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

       Additional  information  is  presented  below about the methods  that can be used to buy shares of the Fund.
Appendix C contains more  information  about the special  sales charge  arrangements  offered by the Fund,  and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When  shares are  purchased  through  AccountLink,  each  purchase  must be at least  $25.  Effective
November 1, 2002,  for any new Asset  Builder  Plan,  each purchase  through  AccountLink  must be at least $50 and
                                                                                                                ---
shareholders  must invest at least $500 before an Asset Builder Plan can be established on a new account.  Accounts established  prior to November 1, 2001,  will remain at $25 for additional  purchases.  Shares will be purchased on the regular  business day the Distributor is instructed to initiate the Automated  Clearing House ("ACH")  transfer to buy the shares.  Dividends  will begin to accrue on shares  purchased  with the proceeds of ACH transfers on the business day the Fund receives  Federal  Funds for the purchase  through the ACH system before the close of The New
York Stock Exchange.  The Exchange  normally closes at 4:00 P.M., but may close earlier on certain days. If Federal
Funds are received on a business day after the close of the  Exchange,  the shares will be purchased  and dividends will begin to accrue on the next regular  business day. The proceeds of ACH transfers are normally  received by the
Fund three days after the  transfers  are  initiated.  If the  proceeds of the ACH  transfer  are not received on a timely basis,  the Distributor  reserves the right to cancel the purchase  order.  The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation  and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized by the  Distributor,  dealers and brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described in Appendix C to this  Statement  of  Additional  Information  because the
Distributor or dealer or broker incurs little or no selling expenses.

       |X| Right of  Accumulation.  To qualify for the lower sales charge  rates that apply to larger  purchases of
Class A shares, you and your spouse can add together:
       |_| Class A and  Class B shares  you  purchase  for your  individual  accounts  (including  IRAs and  403(b)
           plans),  or for your joint accounts,  or for trust or custodial  accounts on behalf of your children who are minors, and
       |_| Current  purchases of Class A and Class B shares of the Fund and other  Oppenheimer  funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
       |_| Class A and Class B shares of  Oppenheimer  funds you  previously  purchased  subject  to an  initial or contingent  deferred  sales  charge to reduce the sales  charge  rate for current  purchases  of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.
       A fiduciary can count all shares  purchased for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same  employer) that has multiple  accounts.  The  Distributor  will add the value,  at current  offering  price,  of the shares you  previously  purchased  and  currently  own to the value of current  purchases to determine  the sales charge rate that  applies.  The reduced  sales charge will apply only to current purchases. You must request it when you buy shares.

       |X| The Oppenheimer  Funds.  The Oppenheimer  funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                        Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                        Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                        Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                              Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                             Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                         Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                      Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                          Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                      Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                   Oppenheimer Rochester National Municipals
Oppenheimer Emerging Growth Fund                             Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund                       Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund                                  Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                      Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                      Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                      Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                      Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                  Oppenheimer U.S. Government Trust
Oppenheimer Limited Term Municipal Fund                      Oppenheimer Value Fund
Oppenheimer International Bond Fund                          Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                        Rochester Fund Municipals
Oppenheimer International Small Company Fund                 OSM1 - Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                     OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund                 OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Opportunity Fund                     OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                       OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                      OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund

And the following money market funds:

         Centennial America Fund, L. P.                               Centennial New York Tax Exempt Trust
         Centennial California Tax Exempt Trust                       Centennial Tax Exempt Trust
         Centennial Government Trust                                  Oppenheimer Cash Reserves
         Centennial Money Market Trust                                Oppenheimer Money Market Fund, Inc.

1"OSM" stands for Oppenheimer Select Managers

       There is an  initial  sales  charge  on the  purchase  of Class A shares  of each of the  Oppenheimer  funds described  above  except the money  market  funds.  Under  certain  circumstances  described  in this  Statement of
Additional  Information,  redemption  proceeds of certain  money  market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you purchase  Class A shares or Class A and Class B shares of the
Fund and other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your  purchases of Class A shares.  The total amount of your intended  purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased  during that period.  You can include purchases  made up to 90 days before the date of the Letter.  Letters of Intent do not consider  Class C shares you purchase or may have purchased.

       A Letter of Intent is an  investor's  statement in writing to the  Distributor  of the intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other  Oppenheimer  funds)  during a 13-month  period
(the "Letter of Intent period").  At the investor's  request,  this may include  purchases made up to 90 days prior to the date of the Letter.  The Letter states the  investor's  intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds,  will equal or exceed the amount specified  in the Letter.  Purchases  made by  reinvestment  of  dividends or  distributions  of capital  gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

       A Letter  enables an investor to count the Class A and Class B shares  purchased  under the Letter to obtain the  reduced  sales  charge  rate on  purchases  of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of  Accumulation  to current  purchases of Class A shares.  Each purchase of Class A shares under the  Letter  will be made at the  offering  price  (including  the sales  charge)  that  applies  to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

       In submitting a Letter,  the investor  makes no commitment to purchase  shares.  However,  if the investor's purchases  of shares  within  the  Letter of Intent  period,  when  added to the value (at  offering  price) of the investor's  holdings  of  shares on the last day of that  period,  do not equal or  exceed  the  intended  purchase amount,  the investor  agrees to pay the  additional  amount of sales charge  applicable  to such  purchases.  That amount is  described  in "Terms of  Escrow,"  below  (those  terms may be amended by the  Distributor  from time to time).  The  investor  agrees  that shares  equal in value to 5% of the  intended  purchase  amount will be held in escrow by the Transfer  Agent subject to the Terms of Escrow.  Also,  the investor  agrees to be bound by the terms of the Prospectus,  this Statement of Additional  Information and the application  used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund,  the  investor  agrees to be bounded by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

       If the  total  eligible  purchases  made  during  the  Letter of  Intent  period do not equal or exceed  the intended  purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge retained by the  Distributor  will be adjusted to the rates  applicable to actual total  purchases.
If total eligible  purchases during the Letter of Intent period exceed the intended  purchase amount and exceed the amount needed to qualify for the next sales charge rate  reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made only if and when the dealer returns to the
Distributor  the excess of the amount of  concessions  allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess  concessions  returned to the Distributor will be used to purchase  additional  shares for the  investor's  account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

       In determining  the total amount of purchases made under a Letter,  shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the  responsibility of the dealer of record and/or the  investor to advise the  Distributor  about the Letter in placing any  purchase  orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

       |_| Terms of Escrow That Apply to Letters of Intent.

       1.  Out of the initial  purchase (or subsequent  purchases if necessary)  made pursuant to a Letter,  shares of the Fund equal in value up to 5% of the  intended  purchase  amount  specified  in the  Letter  shall be held in escrow by the  Transfer  Agent.  For  example,  if the  intended  purchase  amount is $50,000,  the escrow shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted  for a $50,000  purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

       2.  If the total minimum  investment  specified under the Letter is completed  within the 13-month Letter of
Intent period, the escrowed shares will be promptly released to the investor.

       3.  If, at the end of the 13-month  Letter of Intent period the total  purchases  pursuant to the Letter are less than the intended  purchase  amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the  difference  between the dollar amount of sales  charges  actually paid and the amount of sales charges  which  would  have been paid if the total  amount  purchased  had been made at a single  time.  That sales charge  adjustment  will apply to any shares  redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the  Distributor or the dealer,  the  Distributor will,  within  sixty days of the  expiration  of the Letter,  redeem the number of  escrowed  shares  necessary  to realize such  difference in sales charges.  Full and fractional  shares  remaining  after such  redemption  will be released from escrow.  If a request is received to redeem  escrowed  shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

       4.  By signing the  Letter,  the  investor  irrevocably  constitutes  and  appoints  the  Transfer  Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

       5.  The  shares  eligible  for  purchase  under the Letter  (or the  holding of which may be counted  toward completion of a Letter) include:
(a)      Class A shares  sold with a  front-end  sales  charge or subject to a Class A  contingent  deferred  sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B  shares  acquired  by  exchange  of  either  (1)  Class A  shares  of one of the  other
         Oppenheimer  funds that were acquired  subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

       6.Shares held in escrow  hereunder  will  automatically  be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To establish an Asset Builder Plan to buy shares  directly  from a bank  account,  you must enclose a check (the  minimum is $25) for the  initial  purchase  with your  application.  Currently,  the  minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts  established  prior to November 1, 2002.  However,  as described above under  "AccountLink,"  for Asset Builder Plans established on or after  November 1, 2002,  the minimum  investment  for new Asset  Builder Plans will increase to $50, each purchase must be at least $50 and  shareholders  must invest at least $500 before an Asset Builder Plan can be  established.

Shares  purchased by Asset Builder Plan payments from bank accounts are subject to the redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder  Plans are  available  only if your bank is an ACH member.  Asset  Builder  Plans  may not be used to buy  shares  for  OppenheimerFunds-employer-sponsored  qualified retirement  accounts.  Asset Builder Plans also enable  shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

       If you make  payments  from your bank  account to purchase  shares of the Fund,  your bank  account  will be debited  automatically.  Normally,  the debit  will be made two  business  days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

       Before you establish  Asset Builder  payments,  you should obtain a prospectus of the selected  fund(s) from your  financial  advisor (or the  Distributor)  and  request an  application  from the  Distributor.  Complete  the application  and return it. You may change the amount of your Asset  Builder  payment or your can  terminate  these automatic  investments  at any time by writing to the  Transfer  Agent.  The Transfer  Agent  requires a reasonable period  (approximately  10 days) after receipt of your  instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation  of Purchase  Orders.  Cancellation  of purchase  orders for the Fund's  shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)  causes a loss to be  incurred  when the net asset  value of the
Fund's  shares on the  cancellation  date is less than on the  purchase  date.  That loss is equal to the amount of the  decline  in the net asset  value per share  multiplied  by the  number of shares in the  purchase  order.  The investor is responsible  for that loss. If the investor fails to compensate the Fund for the loss, the  Distributor will do so.  The  Fund may  reimburse  the  Distributor  for that  amount  by  redeeming  shares  from any  account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents an interest in the same  portfolio of  investments of the Fund. However,  each class has different  shareholder  privileges and features.  The net income attributable to  Class B or  Class C  shares  and the  dividends  payable  on  Class B or  Class C  shares  will be  reduced  by incremental  expenses borne solely by that class.  Those expenses  include the  asset-based  sales charges to which
Class B and Class C are subject.

       The  availability  of  different  classes of shares  permits an investor to choose the method of  purchasing shares that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales charge.  While Class B and Class C shares have no initial sales charge,  the purpose of the  deferred  sales charge and  asset-based  sales charge on Class B and Class C shares is the same as that of the initial  sales  charge on Class A shares - to  compensate  the  Distributor  and  brokers,  dealers  and  financial institutions  that sell shares of the Fund. A salesperson who is entitled to receive  compensation  from his or her firm for selling Fund shares may receive  different  levels of compensation  for selling one class of shares rather than another.

       The  Distributor  will not  accept  any  order in the  amount of  $500,000  or more for Class B shares or $1 million or more for Class C shares on behalf of a single  investor (not  including  dealer "street name" or omnibus accounts).  That is because  generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

       |_|  Class  B  Conversion.  Under  current  interpretations  of  applicable  federal  income  tax law by the
Internal  Revenue  Service,  the conversion of Class B shares to Class A shares after six years is not treated as a taxable  event for the  shareholder.  If those laws or the IRS  interpretation  of those laws  should  change,  the automatic  conversion  feature may be  suspended.  In that event,  no further  conversions  of Class B shares would occur while that  suspension  remained  in effect.  Although  Class B shares  could then be  exchanged  for Class A shares on the basis of relative net asset value of the two  classes,  without the  imposition  of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent such exchange,  Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

       |_|  Allocation  of Expenses.  The Fund pays  expenses  related to its daily  operations,  such as custodian fees,  Trustees'  fees,  transfer agency fees,  legal fees and auditing  costs.  Those expenses are paid out of the
Fund's assets and are not paid directly by  shareholders.  However,  those expenses  reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

       The  methodology  for  calculating  the net asset value,  dividends  and  distributions  of the Fund's share classes  recognizes two types of expenses.  General expenses that do not pertain  specifically to any one class are allocated  pro rata to the shares of all classes.  The  allocation  is based on the  percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each  outstanding  share within a given class.  Such general expenses  include  management fees,  legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports,  Prospectuses,  Statements of Additional  Information and other materials for current shareholders,  fees to unaffiliated Trustees,  custodian expenses, share issuance costs,  organization and start-up costs, interest, taxes and brokerage concessions, and non-recurring expenses, such as litigation costs.

       Other  expenses  that are  directly  attributable  to a  particular  class  are  allocated  equally  to each outstanding  share  within that class.  Examples of such  expenses  include  distribution  and service plan (12b-1)
fees,  transfer and shareholder  servicing agent fees and expenses and shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Account  Fees.  As stated in the  Prospectus,  a $12 annual fee will be charge on any  account  valued at less than
$500.  This fee will not be charged for:
o        Accounts that have balances  below $500 due to the automatic  conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation; and
o        Accounts that fall below the $500 threshold due solely to market  fluctuations  within the 12-month period preceding the date the fee is deducted.

         The first annual fee will be charged on or about  September 27, 2002, and annually  thereafter on or about the second to last  business day of  September.  This annual fee will be waived for any  shareholders  who elect to access their account  documents  through  electronic  document  delivery rather than in paper copy and who elect to utilize the  Internet or  PhoneLink  as their  primary  source for their  general  servicing  needs.  To sign up to access  account  documents  electronically  via eDocs  Direct,  please  visit the Service  Center on our website at
WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.

Determination  of Net Asset  Values Per Share.  The net asset  values per share of each class of shares of the Fund are  determined as of the close of business of The New York Stock  Exchange  ("The  Exchange") on each day that the
Exchange is open. The  calculation is done by dividing the value of the Fund's net assets  attributable  to a class by the number of shares of that class that are  outstanding.  The Exchange  normally  closes at 4:00 P.M.,  Eastern time,  but may close earlier on some other days (for  example,  in case of weather  emergencies  or on days falling before a U.S.  holiday).  All references to time in this Statement of Additional  Information  mean "Eastern time."
The  Exchange's  most  recent  annual  announcement  (which is subject to change)  states that it will close on New
Year's Day, Martin Luther King,  Presidents' Day, Jr. Day, Good Friday,  Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

       Dealers  other than  Exchange  members  may conduct  trading in  municipal  securities  on days on which the
Exchange is closed  (including  weekends and holidays) or after 4:00 P.M. on a regular  business  day.  Because the
Fund's net asset  values  will not be  calculated  on those  days,  the  Fund's  net asset  values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

       |X| Securities Valuation.  The Fund's Board of Trustees has established  procedures for the valuation of the
Fund's securities. In general those procedures are as follows:

       |_| Long-term  debt  securities  having a remaining  maturity  in excess of 60 days are valued  based on the mean between the "bid" and "asked"  prices  determined by a portfolio  pricing  service  approved by the
           Fund's  Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
       |_| The following  securities  are valued at the mean between the "bid" and "asked"  prices  determined by a pricing  service  approved by the Fund's  Board of  Trustees or obtained by the Manager  from two active market makers in the security on the basis of reasonable inquiry:
           (1)   debt instruments that have a maturity of more than 397 days when issued,
           (2)   debt  instruments  that  had a  maturity  of 397 days or less  when  issued  and have a  remaining maturity of more than 60 days, and
           (3)   non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
       |_| The following  securities  are valued at cost,  adjusted for  amortization  of premiums and accretion of discounts:
           (1)   money  market debt  securities  held by a  non-money  market fund that had a maturity of less than
                 397 days when issued that have a remaining maturity of 60 days or less, and
           (2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
       |_| Securities (including restricted securities) not having  readily-available  market quotations are valued at fair value determined under the Board's procedures.

       If the Manager is unable to locate two market  makers  willing to give  quotes,  a security may be priced at the mean between the "bid" and "asked"  prices  provided by a single  active  market maker (which in certain  cases may be the "bid" price if no "asked" price is available).

       In the case of municipal  securities,  when last sale  information is not generally  available,  the Manager may use pricing  services  approved by the Board of Trustees.  The pricing service may use "matrix"  comparisons to the prices for comparable  instruments on the basis of quality,  yield and maturity.  Other special  factors may be involved (such as the  tax-exempt  status of the interest paid by municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include  comparing prices used for portfolio  valuation to actual sales prices of selected securities.

       Puts,  calls and  futures  are valued at the last sale  price on the  principal  exchange  on which they are traded or on Nasdq, as applicable,  as determined by a pricing service  approved by the Board of Trustees or by the
Manager.  If there were no sales that day,  they  shall be valued at the last sale price on the  preceding  trading day if it is within the spread of the closing  "bid" and "asked"  prices on the  principal  exchange or on Nasdq on the  valuation  date.  If not,  the value shall be the closing bid price on the  principal  exchange or on Nasdq on the  valuation  date.  If the put,  call or future is not traded on an exchange or on Nasdq,  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

       When the Fund  writes an  option,  an  amount  equal to the  premium  received  is  included  in the  Fund's
Statement of Assets and Liabilities as an asset.  An equivalent  credit is included in the liability  section.  The credit is adjusted  ("marked-to-market")  to reflect the current  market value of the option.  In  determining  the
Fund's gain on  investments,  if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the premium.
If the Fund enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending  on whether the premium received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the  underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

       The  information  below  supplements  the  terms  and  conditions  for  redeeming  shares  set  forth in the
Prospectus.

Checkwriting.  When a check is presented to United Missouri Bank (the "Bank") for clearance,  the Bank will ask the
Fund to redeem a sufficient number of full and fractional  shares in the shareholder's  account to cover the amount of the check.  This  enables the  shareholder  to continue  receiving  dividends on those shares until the check is presented  to the  Fund.  Checks  may not be  presented  for  payment  at the  offices  of the  Bank or the  Fund's
Custodian.  This  limitation  does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering  checkwriting  privileges at any time.
The Fund will provide you notice whenever it is required to do so by applicable law.

       In choosing to take  advantage  of the  Checkwriting  privilege,  by signing the account  application  or by completing a Checkwriting card, each individual who signs:

(1)      for individual  accounts,  represents  that they are the registered  owner(s) of the shares of the Fund in that account;
(2)      for  accounts for  corporations,  partnerships,  trusts and other  entities,  represents  that they are an officer, general partner,  trustee or other fiduciary or agent, as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)      authorizes  the Fund,  its  Transfer  Agent and any bank  through  which the Fund's  drafts  (checks)  are payable  to pay all checks  drawn on the Fund  account of such  person(s)  and to redeem a  sufficient amount of shares from that account to cover payment of each check;
(4)      specifically  acknowledges  that if they  choose  to  permit  checks  to be  honored  if there is a single signature on checks drawn against joint accounts, or accounts for corporations,  partnerships,  trusts or other  entities,  the  signature of any one  signatory on a check will be  sufficient  to authorize payment of that check and  redemption  from the  account,  even if that account is  registered  in the names of more than one person or more than one authorized  signature  appears on the Checkwriting card or the application, as applicable;
(5)      understands  that the  Checkwriting  privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)      acknowledges  and agrees that neither the Fund nor its bank shall incur any liability  for that  amendment or termination of checkwriting  privileges or for redeeming shares to pay checks  reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been  accepted  for any reason.

Reinvestment  Privilege.  Within  six  months  of a  redemption,  a  shareholder  may  reinvest  all or part of the redemption proceeds of:
       |_|   Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or
       |_|   Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

       The  reinvestment  may be made  without  sales charge only in Class A shares of the Fund or any of the other
Oppenheimer  funds into which shares of the Fund are  exchangeable as described in "How to Exchange  Shares" below.
Reinvestment  will be at the net asset value next  computed  after the Transfer  Agent  receives  the  reinvestment order. The shareholder  must ask the Transfer Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares.  The Fund may amend,  suspend or cease  offering this  reinvestment  privilege at any time as to shares  redeemed after the date of such  amendment,  suspension or cessation.  Any capital gain that was  realized  when the shares were  redeemed is taxable,  and  reinvestment  will not alter any capital  gains tax payable on that gain.  If there has been a capital loss on the  redemption,  some or all of the loss may not be tax deductible,  depending  on the timing and amount of the  reinvestment.  Under the  Internal  Revenue  Code,  if the redemption  proceeds  of Fund  shares  on which a sales  charge  was paid are  reinvested  in shares of the Fund or another of the  Oppenheimer  funds within 90 days of payment of the sales charge,  the  shareholder's  basis in the shares of the Fund that were  redeemed may not include the amount of the sales  charge paid.  That would reduce the loss or increase the gain  recognized from the  redemption.  However,  in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares  tendered for redemption is ordinarily  made in cash.  However,  under  certain  circumstances,  the Board of Trustees of the Fund may  determine  that it would be detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly  or  partly  in  cash.  In that  case,  the Fund may pay the  redemption  proceeds  in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

       The Fund has elected to be governed by Rule 18f-1 under the  Investment  Company Act.  Under that rule,  the
Fund is  obligated  to redeem  shares  solely in cash up to the lesser of  $250,000  or 1% of the net assets of the
Fund during any 90-day period for any one  shareholder.  If shares are redeemed in kind, the redeeming  shareholder might incur  brokerage or other costs in selling the securities for cash.  The Fund will value  securities  used to pay  redemptions  in kind using the same method the Fund uses to value its  portfolio  securities  described  above under  "Determination  of Net Asset Values Per Share." That  valuation  will be made as of the time the  redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the  involuntary  redemption  of the shares  held in any  account if the  aggregate  net asset  value of those  shares is less than $200 or such  lesser amount as the Board  may fix.  The Board of  Trustees  will not cause the  involuntary  redemption  of shares in an account if the aggregate net asset value of such shares has fallen below the stated  minimum  solely as a result of market  fluctuations.  If the Board  exercises this right,  it may also fix the  requirements  for any notice to be given to the  shareholders in question (not less than 30 days).  The Board may  alternatively  set requirements for the  shareholder  to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of  transfer to the name of another  person or entity.  It does not matter  whether the  transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares subject to a contingent  deferred sales charge are  transferred,  the  transferred shares will remain  subject to the  contingent  deferred  sales charge.  It will be calculated as if the transferee shareholder  had  acquired  the  transferred  shares in the same  manner  and at the same time as the  transferring shareholder.

       If less than all  shares  held in an account  are  transferred,  and some but not all shares in the  account would be subject to a  contingent  deferred  sales  charge if  redeemed  at the time of  transfer,  the  priorities described  in the  Prospectus  under "How to Buy Shares" for the  imposition  of the Class B or Class C  contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special  Arrangements  for  Repurchase of Shares from Dealers and Brokers.  The  Distributor is the Fund's agent to repurchase  its  shares  from  authorized  dealers or brokers  on behalf of their  customers.  Shareholders  should contact their broker or dealer to arrange this type of redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor  receives an order placed by the dealer or broker.  However, if the
Distributor  receives a repurchase  order from a dealer or broker after the close of The New York Stock Exchange on a regular  business  day,  it will be  processed  at that day's net asset  value if the order was  received  by the dealer or broker from its customers prior to the time the Exchange  closes.  Normally,  the Exchange closes at 4:00
P.M.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

       Ordinarily,  for accounts  redeemed by a  broker-dealer  under this  procedure,  payment will be made within three business days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents  in  proper  form.  The  signature(s)  of the  registered  owners  on the  redemption  documents  must be guaranteed as described in the Prospectus.

Automatic  Withdrawal  and  Exchange  Plans.  Investors  owning  shares  of the Fund  valued  at $5,000 or more can authorize  the  Transfer  Agent to redeem  shares  (having a value of at least  $50)  automatically  on a  monthly, quarterly,  semi-annual or annual basis under an Automatic  Withdrawal Plan. Shares will be redeemed three business days prior to the date  requested by the  shareholder  for receipt of the payment.  Automatic  withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all  shareholders  of record.  Payments  must also be sent to the address of record for the  account  and the address  must not have been changed within the prior 30 days. Required minimum distributions from  OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

       Payments are  normally  made by check,  but  shareholders  having  AccountLink  privileges  (see "How To Buy
Shares") may arrange to have Automatic  Withdrawal Plan payments  transferred to the bank account designated on the account  application  or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally redeemed  pursuant to an Automatic  Withdrawal  Plan three  business days before the payment  transmittal  date you select in the account application.  If a contingent deferred sales charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

       The Fund  cannot  guarantee  receipt  of a payment on the date  requested.  The Fund  reserves  the right to amend,  suspend or discontinue  offering these plans at any time without prior notice.  Because of the sales charge assessed on Class A share  purchases,  shareholders  should not make  regular  additional  Class A share  purchases while  participating  in an  Automatic  Withdrawal  Plan.  Class B and Class C  shareholders  should not  establish automatic  withdrawal plans,  because of the potential  imposition of the contingent  deferred sales charge on such withdrawals  (except  where the  contingent  deferred  sales  charge is waived as  described  in Appendix C to this
Statement of Additional Information).

         By  requesting  an  Automatic  Withdrawal  or  Exchange  Plan,  the  shareholder  agrees  to the terms and conditions  that apply to such plans,  as stated below.  These  provisions  may be amended from time to time by the
Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

       |X| Automatic  Exchange Plans.  Shareholders  can authorize the Transfer Agent to exchange a  pre-determined amount  of  shares  of the Fund for  shares  (of the same  class) of other  Oppenheimer  funds  automatically  on a monthly,  quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25.  Effective  November 1, 2002 the minimum  amount that may be exchanged to each  other fund  account  is $50.  Instructions  should be  provided  on the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange  Shares" in the  Prospectus  and below in this  Statement of  Additional
Information.

       |X|  Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.
Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge, to the extent necessary to make  withdrawal  payments.  Depending  upon the amount  withdrawn,  the  investor's  principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

       The  Transfer  Agent  will   administer  the  investor's   Automatic   Withdrawal  Plan  as  agent  for  the
shareholder(s)  (the  "Planholder") who executed the Plan  authorization and application  submitted to the Transfer
Agent.  Neither the Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer  the Plan.  Share  certificates  will not be issued for shares of the Fund  purchased for and held under the Plan,  but the Transfer  Agent will credit all such shares to the account of the  Planholder on the records of the Fund.  Any share  certificates  held by a Planholder may be surrendered  unendorsed  to the Transfer  Agent with the Plan  application  so that the shares  represented  by the certificate may be held under the Plan.

       For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

       Shares will be  redeemed to make  withdrawal  payments  at the net asset value per share  determined  on the redemption  date.  Checks or AccountLink  payments  representing  the proceeds of Plan withdrawals will normally be transmitted  three  business  days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

       The amount and the  interval of  disbursement  payments  and the address to which checks are to be mailed or
AccountLink  payments  are to be sent may be changed  at any time by the  Planholder  by  writing  to the  Transfer
Agent.  The  Planholder  should allow at least two weeks' time after  mailing such  notification  for the requested change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the Plan.  That notice must be in proper form in accordance  with the  requirements  of the  then-current  Prospectus of the Fund. In that case,  the Transfer  Agent will redeem the number of shares  requested  at the net asset  value per share in effect and will mail a check for the  proceeds to the Planholder.

       The  Planholder  may terminate a Plan at any time by writing to the Transfer  Agent.  The Fund may also give directions  to the Transfer  Agent to  terminate a Plan.  The  Transfer  Agent will also  terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally  incapacitated.  Upon termination of a Plan by the Transfer  Agent or the Fund,  shares that have not been  redeemed  will be held in  uncertificated form in the name of the Planholder.  The account will continue as a  dividend-reinvestment,  uncertificated account unless and until  proper  instructions  are received  from the  Planholder,  his or her  executor or  guardian,  or another authorized person.

       To use shares  held under the Plan as  collateral  for a debt,  the  Planholder  may  request  issuance of a portion of the shares in  certificated  form.  Upon written  request from the  Planholder,  the Transfer Agent will determine the number of shares for which a  certificate  may be issued  without  causing the  withdrawal  checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

       If the Transfer Agent ceases to act as transfer  agent for the Fund,  the Planholder  will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

       As stated in the Prospectus,  shares of a particular  class of Oppenheimer  funds having more than one class of shares may be exchanged  only for shares of the same class of other  Oppenheimer  funds.  Shares of  Oppenheimer funds that have a single class without a class  designation  are deemed "Class A" shares for this purpose.  You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o        All of  the  Oppenheimer  funds  currently  offer  Class  A,  B,  C, N and Y  shares  with  the  following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Oppenheimer Concentrated Growth Fund
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust                             Oppenheimer Real Estate Fund
         Centennial New York Tax Exempt Trust                      Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Limited Term Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Limited Term Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B,  Class C and  Class N shares  of  Oppenheimer  Cash  Reserves  are  generally  available  only by
              exchange   from   the   same   class   of   shares   of   other    Oppenheimer   funds   or   through
              OppenheimerFunds-sponsored 401(k) plans.
         o    Class M shares of Oppenheimer  Convertible  Securities  Fund may be exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be  acquired  by  exchange  of shares of any class of any other  Oppenheimer  funds except Class A shares of Oppenheimer  Money Market Fund or Oppenheimer Cash
              Reserves acquired by exchange of Class M shares.
         o    Class X shares of Limited Term New York  Municipal  Fund may be exchanged  only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
         o    Shares of  Oppenheimer  Capital  Preservation  Fund may not be  exchanged  for shares of  Oppenheimer
              Money Market Fund,  Inc.,  Oppenheimer  Cash Reserves or Oppenheimer  Limited-Term  Government  Fund.
              Only  participants  in  certain   retirement  plans  may  purchase  shares  of  Oppenheimer   Capital
              Preservation  Fund, and only those  participants may exchange shares of other  Oppenheimer  funds for shares of Oppenheimer Capital Preservation Fund.
         o    Class A shares of  Oppenheimer  Senior  Floating Rate Fund are not available by exchange of shares of
              Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
o        Shares of Oppenheimer  Select Managers Mercury Advisors S&P Index Fund and Oppenheimer  Select Managers QM
              Active  Balanced Fund are only available to retirement  plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be  exchanged  for shares of  Oppenheimer  funds  offered with a sales charge upon payment of the sales  charge.  They may also be used to purchase  shares of  Oppenheimer  funds  subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of Oppenheimer  Money Market Fund, Inc.  purchased with the redemption  proceeds of shares of other mutual funds (other than funds  managed by the Manager or its  subsidiaries)  redeemed  within the 30 days prior to that  purchase may  subsequently  be exchanged  for shares of other  Oppenheimer  funds without  being subject to an initial sales charge or  contingent  deferred  sales charge.  To qualify for  that  privilege,  the  investor  or  the  investor's  dealer  must  notify  the  Distributor  of eligibility  for this  privilege at the time the shares of  Oppenheimer  Money Market Fund,  Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o        Shares  of the Fund  acquired  by  reinvestment  of  dividends  or  distributions  from  any of the  other
              Oppenheimer  funds or from any unit investment trust for which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the  Oppenheimer funds.

       The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those  changes  whenever it is required to do so by applicable  law. It may be  required to provide 60 days notice  prior to  materially  amending or  terminating  the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

       |_| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred sales charge is imposed on exchanges of shares of any class  purchased  subject to a contingent  deferred sales charge,  with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester  National  municipals and Rochester Fund
           Municipals)  acquired by  exchange of Class A shares of any  Oppenheimer  funds  purchased  subject to a
           Class A contingent  deferred sales charge are redeemed  within 18 months  measured from the beginning of the  calendar  month of the initial  purchase of the  exchanged  Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester  National  Municipals and Rochester Fund Municipals  acquired by exchange of Class A shares of any  Oppenheimer  fund  purchased  subject to a Class A contingent  deferred  sales charge are redeemed  within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged  Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another  Oppenheimer  fund that are exchanged  for Class A shares of  Oppenheimer
           Senior  Floating  Rate Fund are subject to the Class A  contingent  deferred  sales  charge of the other
           Oppenheimer  fund at the time of  exchange,  the  holding  period for that Class A  contingent  deferred sales charge will carry over to the Class A shares of  Oppenheimer  Senior  Floating  Rate Fund acquired in the exchange.  The Class A shares of Oppenheimer  Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early  Withdrawal  Charge of  Oppenheimer  Senior  Floating  Rate Fund if
           they are repurchased before the expiration of the holding period.

o        When Class A shares of  Oppenheimer  Cash Reserves and  Oppenheimer  Money Market Fund,  Inc.  acquired by exchange of Class A shares of any Oppenheimer  fund purchased  subject to a Class A contingent  deferred sales  charge  are  redeemed  within the Class A holding  period of the fund from which the shares  were exchanged,  the  Class A  contingent  deferred  sales  charge of the fund from  which  the  shares  were exchanged is imposed on the redeemed  shares.  The Class B contingent  deferred  sales charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within six years of the initial  purchase of the  exchanged  Class B shares.  The Class C contingent  deferred  sales charge is imposed on Class C shares  acquired  by  exchange  if they are  redeemed  within 12 months of the  initial  purchase of the exchanged Class C shares.

       When Class B or Class C shares are redeemed to effect an exchange,  the priorities  described in "How To Buy
Shares" in the Prospectus  for the  imposition of the Class B or the Class C contingent  deferred sales charge will be followed in determining  the order in which the shares are exchanged.  Before  exchanging  shares,  shareholders should take into  account how the exchange may affect any  contingent  deferred  sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders  owning  shares  of more than one  class  must  specify  which  class of shares  they wish to exchange.

       |_|  Limits on  Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone  or  written exchange  requests  submitted  in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for  exchanges  of up to 50 accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

       |_| Telephone  Exchange Requests.  When exchanging shares by telephone,  a shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy (which might occur,  for example,  during periods of substantial market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

       |_|  Processing  Exchange  Requests.  Shares to be exchanged  are  redeemed on the regular  business day the
Transfer Agent receives an exchange request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it  would  be  disadvantaged  by an  immediate  transfer  of the  redemption proceeds.  The Fund reserves the right, in its  discretion,  to refuse any exchange  request that may  disadvantage
it. For example,  if the receipt of multiple  exchange  requests  from a dealer might  require the  disposition  of portfolio  securities at a time or at a price that might be  disadvantageous  to the Fund,  the Fund may refuse the request.

       When you exchange some or all of your shares from one fund to another,  any special  account feature such as an Asset Builder Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However,  special  redemption and exchange  features such as Automatic  Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

       In  connection  with any  exchange  request,  the  number of shares  exchanged  may be less than the  number requested if the exchange or the number  requested  would  include  shares  subject to a  restriction  cited in the
Prospectus or this Statement of Additional  Information,  or would include  shares  covered by a share  certificate that is not tendered with the request.  In those cases, only the shares available for exchange without  restriction will be exchanged.

       The different  Oppenheimer funds available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund selected is  appropriate  for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes,  an exchange transaction is treated as a  redemption  of shares of one fund and a  purchase  of shares of  another.  "Reinvestment  Privilege,"  above, discusses  some of the tax  consequences  of  reinvestment  of  redemption  proceeds in such cases.  The Fund,  the
Distributor,  and the Transfer  Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in connection with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends  and  Distributions.  Dividends  will be  payable  on shares  held of record at the time of the  previous determination  of net asset value,  or as otherwise  described in "How to Buy Shares." Daily  dividends will not be declared or paid on newly  purchased  shares until such time as Federal  Funds (funds  credited to a member  bank's account at the Federal Reserve Bank) are available from the purchase  payment for such shares.  Normally,  purchase checks  received from investors are converted to Federal Funds on the next business day. Shares  purchased  through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

       Shares redeemed through the regular  redemption  procedure will be paid dividends  through and including the day on which the redemption  request is received by the Transfer  Agent in proper form.  Dividends will be declared on shares  repurchased  by a dealer or broker for three  business days following the trade date (that is, up to and including the day prior to settlement of the repurchase).  If all shares in an account are redeemed,  all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

       The Fund's  practice of  attempting  to pay  dividends  on Class A shares at a constant  level  requires the
Manager to monitor the Fund's portfolio and, if necessary,  to select higher-yielding  securities when it is deemed appropriate  to seek income at the level  needed to meet the  target.  Those  securities  must be within the Fund's investment  parameters,  however.  The Fund expects to pay  dividends at a targeted  level from its net  investment income and other distributable income without any impact on the net asset values per share.

       Dividends,  distributions  and the proceeds of the redemption of Fund shares  represented by checks returned to the  Transfer  Agent by the Postal  Service as  undeliverable  will be invested in shares of  Oppenheimer  Money
Market  Fund,  Inc.  Reinvestment  will be made as  promptly  as  possible  after the return of such  checks to the
Transfer  Agent,  to enable the  investor to earn a return on  otherwise  idle  funds.  Unclaimed  accounts  may be subject to state  escheatment  laws,  and the Fund and the  Transfer  Agent will not be liable to  shareholders  or their representatives for compliance with those laws in good faith.

       The  amount of a  distribution  paid on a class of shares  may vary  from time to time  depending  on market conditions,  the  composition  of the Fund's  portfolio,  and expenses  borne by the Fund or borne  separately by a class.  Dividends  are  calculated  in the same  manner,  at the same  time and on the same day for  shares of each class.  However,  dividends  on Class B and Class C shares  are  expected  to be lower  than  dividends  on Class A shares.  That is due to the effect of the asset-based  sales charge on Class B and Class C shares.  Those dividends will also differ in amount as a consequence  of any  difference  in net asset value among the different  classes of shares.

Tax Status of the Fund's  Dividends,  Distributions  and  Redemptions  of Shares.  The federal tax treatment of the
Fund's  distributions  is  briefly  highlighted  in the  Prospectus.  The  following  is only a summary  of certain additional tax considerations generally affecting the Fund and its shareholders.

          The tax discussion in the  Prospectus  and this  Statement of Additional  Information is based on tax law in  effect  on the  date of the  Prospectus  and this  Statement  of  Additional  Information.  Those  laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect.
State and  local tax  treatment  of  exempt-interest  dividends  and  potential  capital  gain  distributions  from regulated  investment  companies may differ from the treatment  under the Internal  Revenue Code  described  below.
Potential  purchasers  of shares of the Fund are urged to consult  their tax advisers  with  specific  reference to their own tax  circumstances  as well as the  consequences  of  federal,  state and  local tax rules  affecting  an investment in the Fund.

|X|      Qualification  as a  Regulated  Investment  Company.  The Fund  has  elected  to be  taxed as a  regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code  of  1986,  as  amended.  As a  regulated investment  company,  the Fund is not  subject to federal  income tax on the portion of its net  investment  income
(that is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses and net short-term capital  gain in excess of  long-term  capital  loss) and  capital  gain net  income  (that is,  the  excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

         If the Fund qualifies as a "regulated  investment  company"  under the Internal  Revenue Code, it will not be liable for  federal  income tax on amounts it pays as  dividends  and other  distributions.  That  qualification enables the Fund to "pass  through" its income and realized  capital gains to  shareholders  without  having to pay tax on them.  The Fund qualified as a regulated  investment  company in its last fiscal year and intends to qualify in future  years,  but reserves the right not to qualify.  The Internal  Revenue Code  contains a number of complex tests to determine  whether the Fund  qualifies.  The Fund might not meet those tests in a particular  year.  If it does not  qualify,  the Fund will be treated for tax  purposes as an ordinary  corporation  and will receive no tax deduction for payments of dividends and other distributions made to shareholders.  In such an instance,  all of the
Fund's dividends would be taxable to shareholders.

         To qualify as a regulated  investment  company,  the Fund must  distribute at least 90% of its  investment company  taxable  income (in brief,  net investment  income and the excess of net short-term  capital gain over net long-term  capital loss) and at least 90% of its net  tax-exempt  income for the taxable  year.  The Fund must also
satisfy  certain  other   requirements  of  the  Internal   Revenue  Code,  some  of  which  are  described  below.
Distributions  by the Fund made during the taxable year or, under specified  circumstances,  within 12 months after the close of the taxable year, will be considered  distributions  of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated  investment company,  the Fund must derive at least 90% of its gross income from dividends,  interest,  certain payments with respect to securities loans,  gains from the sale or other disposition of stock or  securities  or foreign  currencies  (to the extent such  currency  gains are  directly  related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In  addition  to  satisfying  the   requirements   described   above,  the  Fund  must  satisfy  an  asset
diversification  test in order to qualify  as a  regulated  investment  company.  Under that test,  at the close of each quarter of the Fund's  taxable  year,  at least 50% of the value of the Fund's assets must consist of cash and cash  items  (including  receivables),  U.S.  government  securities,  securities  of  other  regulated  investment companies,  and  securities of other  issuers.  As to each of those  issuers,  the Fund must not have invested more than 5% of the value of the Fund's total assets in  securities  of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the value of its total assets may be invested in the  securities of any one issuer (other than U.S.  government  securities and securities of other regulated investment  companies),  or in two or more issuers which the Fund controls and which are engaged in the same or similar  trades or  businesses.  For  purposes of this test,  obligations  issued or  guaranteed  by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

              |X| Excise Tax on Regulated  Investment  Companies.  Under the Internal  Revenue Code, by December 31
each year, the Fund must  distribute 98% of its taxable  investment  income earned from January 1 through  December
31 of that year and 98% of its  capital  gains  realized in the period  from  November 1 of the prior year  through
October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not  distributed.
It is  presently  anticipated  that the Fund will meet those  requirements.  To meet this  requirement,  in certain circumstances  the Fund might be required to liquidate  portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However,  the Board of Trustees and the Manager might  determine in a particular  year that it would  be in the best  interests  of  shareholders  for the  Fund  not to make  such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|      Taxation of Fund  Distributions.  The Fund intends to qualify under the Internal  Revenue Code during each fiscal year to pay "exempt-interest  dividends" to its shareholders.  To satisfy this qualification,  at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets  consists of  obligations as defined in Section  103(a) of the Internal  Revenue Code, as amended.  Exempt-interest  dividends  that are derived from net  investment  income earned by the Fund on municipal  securities  will be  excludable  from gross income of shareholders  for  federal  income tax  purposes.  To the  extent the Fund fails to qualify to pay  exempt-interest dividends  in any given form,  such  dividends  would be included in the gross income of  shareholders  for federal income tax purposes.

         Net investment  income  includes the allocation of amounts of income from the municipal  securities in the
Fund's  portfolio  that  are  free  from  federal  income  taxes.  This  allocation  will be made by the use of one designated  percentage  applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made  following  the end of each fiscal year as to income  dividends  paid in the prior year.  The percentage of income  designated as tax-exempt  may  substantially  differ from the percentage of the Fund's income that was tax-exempt for a given period.

         A  portion  of the  exempt-interest  dividends  paid by the  Fund  may be an item  of tax  preference  for shareholders  subject to the federal  alternative  minimum tax.  The amount of any  dividends  attributable  to tax preference  items  for  purposes  of the  alternative  minimum  tax  will be  identified  when tax  information  is distributed by the Fund.

         A  shareholder  receiving  a dividend  from  income  earned by the Fund from one or more of the  following sources  must  treat the  dividend  as  ordinary  income in the  computation  of the  shareholder's  gross  income, regardless of whether the dividend is reinvested:
(1)      certain  taxable  temporary  investments  (such  as  certificates  of  deposit,   repurchase   agreements,
              commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)      income from securities loans;
(3)      income or gains from options or futures,
(4)      any net short-term capital gain; and
(5)      any market discount amortization on tax-exempt bonds.

         The  Fund's  dividends  will  not be  eligible  for the  dividends-received  deduction  for  corporations.
Shareholders  receiving  Social Security  benefits should be aware that  exempt-interest  dividends are a factor in determining  whether (and the extent to which) such benefits are subject to federal income tax.  Losses realized by shareholders  on the  redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

         The Fund may either  retain or  distribute  to  shareholders  its net capital gain for each taxable  year.
The Fund currently  intends to distribute any such amounts.  If the net capital gain is distributed  and designated as a capital  gain  distribution,  it will be taxable  to  shareholders  as a  long-term  capital  gain and will be properly  identified in reports sent to  shareholders  in January of each year. Such treatment will apply no matter how long the  shareholder  has held his or her shares or whether  that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

         If the Fund  elects to retain  its net  capital  gain,  the Fund will be  subject  to tax on it at the 35%
corporate  tax rate.  If the Fund elects to retain its net  capital  gain,  it is expected  that the Fund also will elect  to have  shareholders  of  record  on the  last  day of its  taxable  year  treated  as if each  received  a distribution  of their pro rata share of such gain. As a result,  each  shareholder  will be required to report his or her pro rata share of such gain on their tax return as long-term  capital  gain,  will receive a refundable  tax credit  for  his/her  pro rata  share of tax paid by the Fund on the  gain,  and will  increase  the tax  basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

              Distributions  by the Fund will be treated in the manner  described  above  regardless of whether the distributions  are paid in cash or reinvested in additional  shares of the Fund (or of another fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as  receiving  a  distribution  in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments  after  December 31, 2003) of ordinary income dividends  (including  "exempt-interest  dividends"),  capital gains distributions and the proceeds of the  redemption  of  shares,  paid  to any  shareholder  (1)  who has  failed  to  provide  a  correct  taxpayer
                                                                                                  -------
identification  number or to properly certify that number when required,  (2) who is subject to backup  withholding for failure to report the receipt of interest  or  dividend  income  properly,  or (3) who has failed to certify to the Fund that the  shareholder  is not  subject  to  backup  withholding  or is an  "exempt  recipient"  (such as a corporation).  All income and any tax  withheld  by the Fund is remitted  by the Fund to the U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

         |X|  Tax Effects of Redemptions of Shares.  If a shareholder  redeems all or a portion of his/her  shares, the shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference  between the proceeds of the redeemed  shares and the  shareholder's  adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the  shareholder  purchases other shares of the Fund within
30 days before or after the redemption.

         In  general,  any gain or loss  arising  from the  redemption  of shares  of the Fund  will be  considered capital gain or loss,  if the shares were held as a capital  asset.  It will be  long-term  capital gain or loss if the shares were held for more than one year.  However,  any capital  loss  arising  from the  redemption  of shares held for six  months or less will be  treated as a  long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.  Special  holding  period rules under the Internal  Revenue Code apply in this case to determine the holding  period of shares and there are limits on the  deductibility  of capital  losses in any year.

Foreign  Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include,  but not limited to, a nonresident  alien  individual,  a foreign  trust,  a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether  the  foreign  person's  income  from the Fund is  effectively connected with the conduct of a U.S. trade or business.  Typically,  ordinary income  dividends paid (not including exempt-interest dividends paid by the Fund) from a mutual fund are not considered "effectively connected" income.

         Ordinary income  dividends that are paid by the Fund (and are deemed not "effectively  connected  income")
to foreign  persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%,  provided the Fund obtains a  properly  completed  and  signed  Certificate  of Foreign  Status.  The tax rate may be  reduced if the  foreign person's  country of residence  has a tax treaty with the U.S.  allowing for a reduced tax rate on ordinary  income dividends  paid by the Fund.  All  income  and any tax  withheld  by the Fund is  remitted  by the Fund to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year.

         If the  ordinary  income  dividends  from the Fund are  effectively  connected  with the conduct of a U.S.
trade or business,  then the foreign person may claim an exemption  from the U.S. tax described  above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

         If the  foreign  person  fails to provide a  certification  of his/her  foreign  status,  the Fund will be required to withhold  U.S. tax at a rate of 30% (29% for  payments  after  December  31,  2003) on ordinary  income dividends  (not including  "exempt-interest  dividends"),  capital gains  distributions  (including  short-term and long-term)  and the  proceeds  of the  redemption  of shares,  paid to any foreign  person.  All income and any tax withheld  (in this  situation)  by the Fund is  remitted  by the Fund to the U.S.  Treasury  and is  identified  in reports mailed to shareholders in January of each year.

         The tax  consequences  to foreign  persons  entitled to claim the benefits of an applicable tax treaty may be different  from those  described  herein.  Foreign  shareholders  are urged to consult their own tax advisors or the U.S.  Internal  Revenue Service with respect to the particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding taxes described above.

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Fund may elect to  reinvest  all  dividends  and/or capital  gains  distributions  in shares of the same  class of any of the other  Oppenheimer  funds  listed  above.
Reinvestment  will be made  without  sales  charge  at the net  asset  value  per  share in  effect at the close of business on the payable date of the dividend or  distribution.  To elect this option,  the shareholder  must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the Distributor to establish an account.  Dividends and/or  distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial institutions that have a sales  agreement  with  OppenheimerFunds  Distributor,  Inc. a  subsidiary  of the Manager  that acts as the Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's  Transfer  Agent, is a division of the Manager.
It is responsible for maintaining the Fund's  shareholder  registry and  shareholder  accounting  records,  and for paying dividends and  distributions  to  shareholders.  It also handles  shareholder  servicing and  administrative functions.  It serves as the Transfer  Agent for an annual per account fee. It also acts as  shareholder  servicing agent for the other  Oppenheimer  funds.  Shareholders  should send direct  inquiries  about their  accounts to the
Transfer Agent at the address and toll free numbers shown on the back cover.

The Custodian.  Citibank,  N.A. is the Custodian of the Fund's assets.  The  Custodian's  responsibilities  include safeguarding  and controlling the Fund's  portfolio  securities and handling the delivery of such securities to and from the Fund.  It will be the  practice of the Fund to deal with the  custodian  in a manner  uninfluenced  by any banking  relationship  the  custodian may have with the Manager and its  affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit  insurance.  Those  uninsured  balances at times may be substantial.

Independent  Auditors.  KPMG LLP are the  independent  auditors  of the  Fund.  They  audit  the  Fund's  financial statements and perform other related audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

                                                    Appendix A

                                        MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating  definitions used by the  nationally-recognized  rating agencies listed below for municipal  securities.  Those ratings  represent the opinion of the agency as to the credit  quality of issues that
they  rate.  The  summaries  below  are  based  upon   publicly-available   information   provided  by  the  rating
organizations.

Moody's Investors Service, Inc.
-------------------------------------------------------------------------------------------------------------------

Long-Term Bond Ratings

Aaa:  Bonds rated "Aaa" are judged to be the best  quality.  They carry the  smallest  degree of  investment  risk.
Interest  payments are protected by a large or by an  exceptionally  stable  margin and principal is secure.  While the various  protective  elements  are likely to change,  the changes  that can be  expected  are most  unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds  rated "Aa" are judged to be of high  quality by all  standards.  Together  with the "Aaa"  group,  they comprise what are generally  known as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection may not be as large as with Aaa  securities or  fluctuation of protective  elements may be of greater amplitude or there may be other elements  present which make the long-term risk appear  somewhat larger than the of
"Aaa" securities.

A: Bonds rated "A" possess many  favorable  investment  attributes  and are to be considered as  upper-medium-grade obligations.  Factors  giving  security to  principal  and  interest  are  considered  adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa:  Bonds rated "Baa" are considered  medium-grade  obligations;  that is, they are neither highly  protected nor poorly secured.  Interest  payments and principal  security appear adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable  over any great  length of time.  Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have  speculative  elements.  Their future  cannot be  considered  well-assured.
Often the  protection  of interest and  principal  payments may be very  moderate and thereby not well  safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds  rated "B"  generally  lack  characteristics  of the  desirable  investment.  Assurance  of  interest  and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds rated  "Caa" are of poor  standing.  Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

Ca:  Bonds rated "Ca"  represent  obligations  which are  speculative  in a high  degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds rated "C" are the lowest class of rated bonds and can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security  depends on the completion of some act or the  fulfillment of some condition are rated  conditionally.  These bonds are secured by (a) earnings of projects under construction,  (b) earnings of projects  unseasoned  in  operating  experience,  (c) rentals  that begin when  facilities  are  completed,  or (d)
payments to which some other  limiting  condition  attaches.  The  parenthetical  rating  denotes  probable  credit stature upon completion of construction or elimination of the basis of the condition.
Moody's  applies  numerical  modifiers 1, 2, and 3 in each generic rating  classification  from "Aa" through "Caa."
The  modifier  "1"  indicates  that the  obligation  ranks in the higher end of its generic  rating  category;  the modifier "2"  indicates a mid-range  ranking;  and the  modifier  "3"  indicates a ranking in the lower end of that generic rating  category.  Advanced  refunded  issues that are secured by certain  assets are  identified  with a #
symbol.

Short-Term Ratings - U.S. Tax-Exempt Municipals

There are three ratings for short-term obligations that are investment grade.  Short-term  speculative  obligations are designated  "SG." For variable rate demand  obligations,  a two-component  rating is assigned.  The first (MIG)
element  represents  an  evaluation  by Moody's of the  degree of risk  associated  with  scheduled  principal  and interest  payments.  The second element (VMIG)  represents an evaluation of the degree of risk  associated with the demand feature.

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent  protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes  strong  credit  quality.  Margins of  protection  are ample  although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes  acceptable  credit  quality.  Liquidity and cash-flow  protection may be narrow,  and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

-------------------------------------------------------------------------------------------------------------------
Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's")

Long-Term Credit Ratings

AAA: Bonds rated "AAA" has the highest  rating  assigned by Standard & Poor's.  The obligor's  capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differs from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic conditions  than  obligations in higher-rated  categories.  However,  the obligor's  capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate  protection  parameters.  However,  adverse economic conditions or changing circumstances  are more likely to lead to a weakened  capacity of the obligor to meet its  financial  commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated "BB", "B", "CCC", "CC" and "C" are regarded as having  significant  speculative  characteristics.
"BB" indicates the least degree of speculation and "C" the highest.  While such  obligations  will likely have some quality and  protective  characteristics,  these may be outweighed  by large  uncertainties  or major  exposures to adverse conditions.

BB: Bonds rated "BB" are less  vulnerable to nonpayment  than other  speculative  issues.  However,  it faces major ongoing  uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more vulnerable to nonpayment  than  obligations  rated "BB," but the obligor  currently has the  capacity  to meet its  financial  commitment  on the  obligation.  Adverse  business,  financial,  or economic conditions  will likely  impair the  obligor's  capacity or  willingness  to meet its  financial  commitment on the obligation.

CCC:  Bonds rated "CCC" are  currently  vulnerable  to  nonpayment,  and are  dependent  upon  favorable  business, financial,  and economic  conditions  for the obligor to meet its financial  commitment on the  obligation.  In the event of adverse  business,  financial  or economic  conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: The "C" rating may be used to cover a situation  where a bankruptcy  petition  has been filed or similar  action has been taken, but payments on this obligation are being continued.

D: Bonds rated "D" are in payment  default.  The "D" rating  category is used when  payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such  payments  will be made during such grace  period.  The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings  from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show  relative  standing within the major rating categories.

c: The `c'  subscript is used to provide  additional  information  to  investors  that the bank may  terminate  its obligation to purchase  tendered  bonds if the long-term  credit rating of the issuer is below an  investment-grade level and/or the issuer's bonds are deemed taxable.
p: The  letter  `p'  indicates  that the  rating is  provisional.  A  provisional  rating  assumes  the  successful completion  of the  project  financed  by the  debt  being  rated  and  indicates  that  payment  of  debt  service requirements is largely or entirely dependent upon the successful,  timely completion of the project.  This rating, however,  while  addressing  credit  quality  subsequent  to  completion  of the  project,  makes no comment on the likelihood  of or the risk of default  upon  failure of such  completion.  The  investor  should  exercise  his own judgment with respect to such likelihood and risk.

r: The `r'  highlights  derivative,  hybrid,  and certain other  obligations  that  Standard & Poor's  believes may experience  high volatility or high  variability in expected  returns as a result of noncredit  risks.  Examples of such  obligations  are  securities  with  principal  or  interest  return  indexed  to  equities,  commodities,  or currencies;  certain swaps and options; and interest-only and principal-only  mortgage  securities.  The absence of an `r' symbol should not be taken as an indication  that an  obligation  will exhibit no volatility or  variability in total return.

Short-Term Issue Credit Ratings

SP-1:  Strong  capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:  Satisfactory  capacity to pay principal  and  interest,  with some  vulnerability  to adverse  financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
-------------------------------------------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA:  Highest Credit  Quality.  "AAA" ratings denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial  commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit risk.  They indicate a very strong  capacity for timely  payment of financial  commitments.  This capacity is not  significantly  vulnerable to foreseeable events.

A: High Credit  Quality.  "A" ratings  denote a low  expectation of credit risk. The capacity for timely payment of financial  commitments is considered  strong.  This capacity may,  nevertheless,  be more  vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit  Quality.  "BBB" ratings  indicate that there is currently a low  expectation  of credit risk. The capacity for timely payment of financial  commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative.  "BB" ratings indicate that there is a possibility of credit risk developing,  particularly as the result of adverse  economic  change over time.  However,  business or  financial  alternatives  may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly  Speculative.  "B" ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are  currently  being met.  However,  capacity for  continued  payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High  Default  Risk.  Default is a real  possibility.  Capacity  for meeting  financial  commitments  is solely reliant upon sustained,  favorable business or economic  developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations  in this category are based on their  prospects for achieving partial or full recovery in a  reorganization  or liquidation of the obligor.  While expected  recovery  values are highly  speculative and cannot be estimated with any precision,  the following serve as general  guidelines.  "DDD"
obligations have the highest potential for recovery,  around 90%-100% of outstanding  amounts and accrued interest.
"DD" indicates potential  recoveries in the range of 50%-90%,  and "D" the lowest recovery  potential,  i.e., below
50%.

Entities rated in this category have defaulted on some or all of their  obligations.  Entities rated "DDD" have the highest  prospect for  resumption of performance  or continued  operation  with or without a formal  reorganization process.  Entities rated "DD" and "D" are generally  undergoing a formal  reorganization  or  liquidation  process;
those rated "DD" are likely to satisfy a higher  portion of their  outstanding  obligations,  while  entities rated
"D" have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote  relative  status within the major rating categories.  Plus and minus  signs are not  added to the  "AAA"  category  or to  categories  below  "CCC,"  nor to short-term ratings other than "F1" (see below).

-------------------------------------------------------------------------------------------------------------------
International Short-Term Credit Ratings
-------------------------------------------------------------------------------------------------------------------

F1: Highest credit quality.  Strongest capacity for timely payment of financial commitments.  May have an added "+"
to denote any exceptionally strong credit feature.

F2: Good credit quality.  A satisfactory  capacity for timely payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit  quality.  Capacity for timely  payment of financial  commitments is adequate.  However,  near-term adverse changes could result in a reduction to non-investment grade.

B:  Speculative.  Minimal  capacity for timely payment of financial  commitments,  plus  vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility.  Capacity for meeting financial  commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                                    Appendix B

                                      Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                                    Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2
That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs,
                  SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
|X|      Purchases of Class A shares aggregating $1 million or more.
|X|      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
              (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2)
              had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|X|      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|X|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch")
                  on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
                  Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
                  Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable
                  Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill
                  Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II. Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|X|      The Manager or its affiliates.
|X|      Present or former officers, directors, trustees and employees (and their "immediate families") of the
              Fund, the Manager and its affiliates, and retirement plans established by them for their employees.
              The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|X|      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|X|      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|X|      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|X|      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
              Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|X|      Investment advisors and financial planners who have entered into an agreement for this purpose with the
              Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|X|      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|X|      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|X|      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|X|      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|X|      A unit investment trust that has entered into an appropriate agreement with the Distributor.
|X|      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
              Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|X|
         Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal
              Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|X|      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
|X|      A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
              DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|X|      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|X|      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|X|      Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
              Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|X|      Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
              Trust Series.
|X|      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|X|      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|X|      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
              (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
|X|      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.6
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
                  Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|X|      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|X|      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|X|      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

III.     Waivers of Class B and Class C Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|X|      Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
              applicable Prospectus.
|X|      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
              Social Security Administration.
|X|      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|X|      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|X|      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|X|      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|X|      Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|X|      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an
                  IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement
                  Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                  Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|X|      Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|X|      Shares sold to the Manager or its affiliates.
|X|      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|X|      Shares issued in plans of reorganization to which the Fund is a party.
|X|
         Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.      Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
         Former Quest for Value Funds
-------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|X|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
|X|      purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

|X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least 10 but not more than    2.00%                        2.04%                             1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

|X|      Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|      Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|      Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.
V.       Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
         Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

|X|      Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18,
                  1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March
18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
                  Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
                  prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.      Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
-------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|X|      the Manager and its affiliates,
|X|      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|X|      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|X|      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|X|      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|X|      dealers, brokers, or registered investment advisors that had entered into an agreement with the
              Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

-------------------------------------------------------------------------------------------------------------------
Oppenheimer Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------------

Internet Web Site:
       WWW.OPPENHEIMERFUNDS.COM
       ------------------------

Investment Adviser
       OppenheimerFunds, Inc.
       498 Seventh Avenue
       New York, NY 10018

Distributor
       OppenheimerFunds Distributor, Inc.
       498 Seventh Avenue
       New York, NY 10018

Transfer Agent
       OppenheimerFunds Services
       P.O. Box 5270
       Denver, Colorado 80217-5270
       1.800.CALL.OPP (1.800.225.5677)

Custodian Bank
       Citibank, N.A.
       399 Park Avenue
       New York, New York 10043

Independent Auditors
       KPMG LLP
       707 Seventeenth Street
       Denver, Colorado 80202

Legal Counsel
       Mayer, Brow, Rowe & Maw
       1675 Broadway
       New York, New York 10019-5820

PX0310.1102

--------
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b)
plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the
OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

OPPENHEIMER MUNICIPAL BOND FUND

FORM N-1A

PART C

OTHER INFORMATION

Item 23.  Exhibits

(a)      Amended and Restated Declaration of Trust dated September 16, 1996: Previously filed with Registrant's
Post-Effective Amendment No. 37 (11/20/96) and incorporated herein by reference .

(b)      Amended and Restated By-Laws dated as of December 14, 2000: Previously filed with Registrant's
Post-Effective Amendment No. 44 (11/28/01) and incorporated herein by reference.

(c)      (i)  Specimen Class A Share Certificate: Previously filed with Registrant's Post-Effective Amendment No.
44 (11/28/01) and incorporated herein by reference.

         (ii) Specimen Class B Share Certificate: Previously filed with Registrant's Post-Effective Amendment No.
44 (11/28/01) and incorporated herein by reference.

         (iii) Specimen Class C Share Certificate: Previously filed with Registrant's Post-Effective Amendment
No. 44 (11/28/01) and incorporated herein by reference.

 (d)     Investment Advisory Agreement dated October 22, 1990: Previously filed with Registrant's Post-Effective
Amendment No. 27 (2/28/91),  refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item
102 of Regulation S-T, and incorporated herein by reference.

(e)      (i) General Distributor's Agreement dated December 10, 1992:  Previously filed with Registrant's
Post-Effective Amendment No. 30 (3/16/93),  refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95)
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

         (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

         (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

         (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

         (v) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

         (vi) Form of Trust Company Agency Agreement of OppenheimerFunds, Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

(f)      (i) Amended and Reinstated Retirement Plan for Non-Interested Trustees or Directors dated 8/9/01:
Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Gold & Special Minerals
Fund (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

          (ii) Retirement Plan for Non-Interested Trustees or Directors dated 6/7/90 - Filed with Post-Effective
Amendment No.  97 to the Registration Statement of Oppenheimer Fund (File No. 2-14586) 8/30/90, refiled with
Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

(iii) Form of Deferred Compensation Agreement for Disinterested Trustees:  Filed with Post-Effective Amendment
No.26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and
incorporated by reference.

(g)      Global Custodial Services Agreement dated May 3, 2001 between Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment No. 33 to the Registration Statement of Centennial Money Market Trust (Reg.
No. 2-65245), 10/25/01, and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel dated May 1, 1987:  Previously filed with Registrant's Post-Effective
Amendment No. 22 (5/1/87) , refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item
102 of Regulation S-T, and incorporated herein by reference.

(j)      Independent Auditor's Consent:  To be filed by Post-Effective Amendment.

(k)      Not applicable.

Investment Letter from OppenheimerFunds, Inc. to Registrant dated October 1, 1976: Previously filed with
Post-Effective Amendment No. 40 (9/24/98), and incorporated herein by reference.

(m)      (i) Service Plan and Agreement for Class A shares dated June 20, 1994: Previously filed with the
Registrant's Post Effective Amendment No. 42 (11/19/99) and incorporated herein by reference.

         (ii) Distribution and Service Plan and Agreement for Class B shares dated February 12, 1998: Previously filed with Post-Effective Amendment No. 40 (9/24/98), and incorporated herein by reference.
         (iii) Distribution and Service Plan and Agreement for Class C shares dated February 12, 1998: Previously filed with Post-Effective Amendment No. 40 (9/24/98), and incorporated herein by reference.

(n)      Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01:
Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Cash Reserves
(Reg. No. 33-23223), 9/27/01, and incorporated herein by reference.

(o)      Powers of Attorney for all Trustees/Directors and Officers except for John V. Murphy (including
Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement
of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference.

(i)      Power of Attorney for John V. Murphy (including Certified Board Resolution): Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer U.S. Government Trust (Reg. No.
2-76645), 10/22/01, and incorporated herein by reference.

Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the
Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer Emerging
Growth Fund (Reg. No. 333-44176), 8/21/00, and incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with the Fund
---------------------------------------------------------------------

None.

Item 25.  Indemnification
-------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust
filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of
1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)      OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with              Other Business and Connections
OppenheimerFunds, Inc.                      During the Past Two Years

Timothy L. Abbuhl,
Assistant Vice President                    None

Amy B. Adamshick,
Vice President                              None

Charles E. Albers,
Senior Vice President                       None

Edward J. Amberger,
Assistant Vice President                    None

Erik Anderson,
Assistant Vice President                    None

Janette Aprilante,
Vice President & Secretary              As of January 2002: Secretary of OppenheimerFunds, Distributor, Inc., Centennial Asset
                                            Management Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management, Inc.,
                                            Shareholder Financial Services, Inc., Shareholder Services, Inc.; Assistant Secretary of HarbourView Asset
                                            Management Corporation, OFI Private Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset
                                            Management, Inc.

Hany S. Ayad,
Assistant Vice President                    None

Victor W. Babin,
Senior Vice President                       None

Bruce L. Bartlett,
Senior Vice President                       None

John Michael Banta,
Assistant Vice President                    None

Lerae A. Barela,
Assistant Vice President                    None

George Batejan,
Executive Vice President/
Chief Information Officer                   None

Kevin Baum,
Vice President                              None

Connie Bechtolt,
Assistant Vice President                    None

Robert Behal
Assistant Vice President                    Assistant Vice President of HarbourView Asset Management Corporation. Formerly,
                                            Associate Director at MetLife (Jan 2000-May 2000).

Kathleen Beichert,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.

Erik S. Berg,
Assistant Vice President                    None

Rajeev Bhaman,
Vice President                              None

Mark Binning,
Assistant Vice President                    None

Robert J. Bishop,
Vice President                              None

John R. Blomfield,
Vice President                              None

Chad Boll,
Assistant Vice President                    None

Lowell Scott Brooks,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.

Richard Buckmaster,
Vice President                              None

Mark Burns,
Assistant Vice President                    Formerly a Marketing Manager with Alliance Capital Management (October 1999-April
                                            2001).

Bruce Burroughs
Vice President                              None

Claudia Calich,
Assistant Vice President                    None

Michael A. Carbuto,
Vice President                              None

Ronald G. Chibnik,
Assistant Vice President                    Director of technology for Sapient Corporation (July, 2000-August 2001); software architect for Sapient Corporation (March 1997-July 2000).

H.C. Digby Clements,
Vice President: Rochester Division           None

Peter V. Cocuzza,
Vice President                               None

Julie C. Cusker,
Assistant Vice President:
Rochester Division                          None

John Damian,
Vice President                              Formerly senior analyst/director for Citigroup Asset Management (November 1999-September 2001).

O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer & Director                      Chairman of the Board and a director (since June 1999) and Senior Managing Director
                                            (since December 1998) of HarbourView Asset Management Corporation; a director (since July 2001) of Oppenheimer
                                            Acquisition Corp.; a director (since March 2000) of OFI Private Investments, Inc.; Chairman of the Board, Senior
                                            Managing Director and director (since February 2001) of OFI Institutional Asset Management, Inc.; Trustee (since
                                            1993) of Awhtolia College - Greece.

John M. Davis,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.

Robert A. Densen,
Senior Vice President                       None

Ruggero de'Rossi,
Vice President                              None

Craig P. Dinsell,
Executive Vice President                    None

Randall C. Dishmon,
Assistant Vice President                    Formerly an Associate with Booz Allen & Hamilton (1998-June 2001).

Rebecca K. Dolan
Vice President                               None

Steven D. Dombrower,
Vice President                               Vice President of OppenheimerFunds Distributor, Inc.

Bruce C. Dunbar,
Vice President                               None

Richard Edmiston,
Assistant Vice President                     None

Daniel R. Engstrom,
Assistant Vice President                     None

Armand B. Erpf,
Assistant Vice President                     None

James Robert Erven
Assistant Vice President                     Formerly an Assistant Vice President/Senior Trader with Morgan Stanley Investment
                                             Management (1999-April 2002).

George R. Evans,
Vice President                               None

Edward N. Everett,
Vice President                               None

George Fahey,
Vice President                               Vice President of OppenheimerFunds Distributor, Inc.

Scott T. Farrar,
Vice President                               None

Katherine P. Feld,
Vice President, Senior Counsel               Vice President of OppenheimerFunds, Distributor, Inc.; Vice President,
                                             Assistant Secretary and Director of Centennial Asset Management Corporation; Vice President of Oppenheimer Real
                                             Asset Management, Inc.

Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division                 Vice President of OppenheimerFunds Distributor, Inc.; Director of ICI Mutual
                                             Insurance Company; Governor of St. John's College; Chairman of the Board of Directors of International Museum of
                                             Photography at George Eastman House.

Paul Fitzsimmons,
Assistant Vice President                     Assistant Vice President of HarbourView Asset Management Corporation.

P. Lyman Foster,
Senior Vice President                        Senior Vice President of OppenheimerFunds Distributor, Inc.

David Foxhoven,
Assistant Vice President                     Assistant Vice President of OppenheimerFunds Legacy Program.

Colleen M. Franca,
Assistant Vice President                     None

Crystal French,
Vice President                               None

Dan P. Gangemi,
Vice President                               None

Dan Gagliardo,
Assistant Vice President                     Formerly an Assistant Vice President with Mitchell Hutchins (January 2000-October 2000).

Subrata Ghose,
Assistant Vice President                     None

Charles W. Gilbert,
Assistant Vice President                     None

Alan C. Gilston,
Vice President                               None

Sharon M. Giordano,
Assistant Vice President                     None

Jill E. Glazerman,
Vice President                               None

Paul M. Goldenberg,
Vice President                               None

Mike Goldverg,
Assistant Vice President                     None

Bejamin J. Gord,
Vice President                               Vice President of HarbourView Asset Management Corporation. Formerly Executive Director with
                                             Miller Anderson Sherrerd, a division of Morgan Stanley Investment Management. (April 1992-March 2002).

Laura Granger,
Vice President                               Formerly a portfolio manager at Fortis Advisors (July 1998-October 2000).

Robert Grill,
Senior Vice President                        None

Robert Guy,
Senior Vice President                        None

David Hager,
Vice President                               None

Robert Haley,
Assistant Vice President                     None

Marilyn Hall,
Vice President                               None

Kelly Haney,
Assistant Vice President                     None

Thomas B. Hayes,
Vice President                               None

Dorothy F. Hirshman,
Vice President                               None

Merryl I. Hoffman,
Vice President & Senior Counsel          As of December 2001: Secretary of HarbourView Asset Management Corporation,
                                             OFI Private Investments, Inc. and OFI Institutional Asset Management, Inc.; Assistant Secretary of
                                             OppenheimerFunds Legacy Program.

Scott T. Huebl,
Vice President                               Assistant Vice President of OppenheimerFunds Legacy Program.

Margaret Hui,
Assistant Vice President                     None

John Huttlin,
Vice President                               None

James G. Hyland,
Assistant Vice President                     None

Steve P. Ilnitzki,
Senior Vice President                        Formerly Vice President of Product Management at Ameritrade (until March 2000).

Kathleen T. Ives,
Vice President & Assistant Counsel       Vice President of OppenheimerFunds Distributor, Inc.; Vice President and
                                             Assistant Secretary of Shareholder Services, Inc.; Assistant Secretary of OppenheimerFunds Legacy Program and
                                             Shareholder Financial Services, Inc.

William Jaume,
Vice President                               Senior Vice President and Chief Compliance Officer (since April 2000) of HarbourView Asset
                                             Management Corporation; and of OFI Institutional Asset Management, Inc. (since February 2001).

Frank V. Jennings,
Vice President                               None

John Jennings,
Vice President                               None

John Michael Johnson,
Assistant Vice President                     Formerly Vice President, Senior Analyst/Portfolio Manager at Aladdin Capital Holdings
                                             Inc. (February 2001-May 2002) prior to which he was Vice President and Senior Analyst at Merrill Lynch Investment
                                             Managers (October 1996-February 2001).

Lewis A. Kamman,
Vice President                               None

Jennifer E. Kane,
Assistant Vice President                     None

Lynn O. Keeshan,
Senior Vice President                        None

Thomas W. Keffer,
Senior Vice President                        None

Cristina J. Keller,
Vice President                               Vice President of OppenheimerFunds Distributor, Inc.

Michael Keogh,
Vice President                               None

Garrett K. Kolb,
Assistant Vice President                     None

Walter G. Konops,
Assistant Vice President                     None

Avram D. Kornberg,
Senior Vice President                        None

James Kourkoulakos,
Vice President                               None

Guy E. Leaf,
Vice President                               Vice President of Merrill Lynch (January 2000-September 2001.

Christopher M. Leavy,
Senior Vice President                        Formerly Vice President and portfolio manager at Morgan Stanley Investment Management
                                             (1997-September 2000).

Dina C. Lee,
Assistant Vice President; Assistant Counsel   Formerly an attorney with Van Eck Global (until December 2000).

Laura Leitzinger,
Vice President                                Vice President of Shareholder Financial Services, Inc.

Michael S. Levine,
Vice President                                None

Gang Li,
Assistant Vice President                      None

Shanquan Li,
Vice President                                None

Mitchell J. Lindauer,
Vice President; Assistant General Counsel     None

Bill Linden,
Assistant Vice President                      None

Malissa B. Lischin,
Assistant Vice President                      Assistant Vice President of OppenheimerFunds Distributor, Inc.

Reed Litcher,
Vice President                                None

David P. Lolli,
Assistant Vice President                      None

Daniel G. Loughran
Vice President: Rochester Division            None

Patricia Lovett,
Vice President                                Vice President of Shareholder Financial Services, Inc. and Senior Vice President of Shareholder
                                              Services, Inc.

Steve Macchia,
Vice President                                None

Angelo G. Manioudakis
Senior Vice President                         Senior Vice President of HarbourView Asset Management Corporation. Formerly Executive
                                              Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
                                              Management (August 1993-April 2002).

Marianne Manzolillo,
Assistant Vice President                      None

Philip T. Masterson,
Vice President & Assistant Counsel        None

Charles L. McKenzie,
Senior Vice President                         Senior Vice President of HarbourView Asset Management Corporation and OFI
                                              Institutional Asset Management Corporation.

Lisa Migan,
Assistant Vice President                      None

Andrew J. Mika,
Senior Vice President                         None

Joy Milan,
Vice President                                None

Denis R. Molleur,
Vice President & Senior Counsel           None

Nikolaos D. Monoyios,
Vice President                                None

Charles Moon,
Vice President                                Vice President of HarbourView Asset Management Corporation. Formerly an Executive Director and
                                              Portfolio Manager with Miller Anderson & Sherrerd, a division of Morgan Stanley Investment Management (June
                                              1999-March 2002).

John Murphy,
Chairman, President,
Chief Executive Officer & Director       Director of OppenheimerFunds Distributor, Inc.,
                                             Centennial Asset Management Corporation, HarbourView Asset Management Corporation, OFI Private Investments, Inc.,
                                             OFI Institutional Asset Management, Inc. and Tremont Advisers, Inc.; Director (Class A) of Trinity Investments
                                             Management Corporation; President and Director of Oppenheimer Acquisition Corp., Oppenheimer Partnership
                                             Holdings, Inc., Oppenheimer Real Asset Management, Inc.; Chairman and Director of Shareholder Financial Services,
                                             Inc. and Shareholder Services, Inc.; Executive Vice President of MassMutual Life Insurance Company; director of
                                             DLB Acquisition Corp.

Thomas J. Murray,
Vice President                               None

Kenneth Nadler,
Vice President                               None

David Negri,
Senior Vice President                        Senior Vice President of HarbourView Asset Management Corporation.

Richard Nichols,
Vice President                               None

Barbara Niederbrach,
Assistant Vice President                     None

Raymond C. Olson,
Assistant Vice President                     Assistant Vice President and Treasurer of OppenheimerFunds Distributor, Inc.;
                                             Treasurer of Centennial Asset Management Corporation.

Frank J. Pavlak,
Vice President                               None

David P. Pellegrino,
Vice President                               None

Allison C. Pells,
Assistant Vice President                     None

James F. Phillips,
Vice President                               None

Raghaw Prasad,
Assistant Vice President

Jane C. Putnam,
Vice President                              None

Michael E. Quinn,
Vice President                              None

Julie S. Radtke,
Vice President                              None

Norma J. Rapini,
Assistant Vice President:
Rochester Division                          None

Thomas P. Reedy,
Vice President                              Vice President (since April 1999) of HarbourView Asset Management Corporation.

Brian N. Reid,
Assistant Vice President                    Formerly an Assistant Vice President with Eaton Vance Management (January 2000-January
                                            2002).

Kristina Richardson,
Assistant Vice President                    None

David Robertson,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.

Rob Robis,
Assistant Vice President                    None

Antoinette Rodriguez,
Assistant Vice President                    None

Jeffrey S. Rosen,
Vice President                              None

Richard H. Rubinstein,
Senior Vice President                       None

James H. Ruff,
Executive Vice President                    President and director of OppenheimerFunds Distributor, Inc. and Centennial Asset
                                            Management Corporation; Executive Vice President of OFI Private Investments, Inc.

Andrew Ruotolo
Executive Vice President and Director       President and director of Shareholder Services, Inc. and Shareholder
                                            Financial Services, Inc., Director (Class A) of Trinity Investment Management Corporation

Rohit Sah,
Assistant Vice President                    None

Valerie Sanders,
Vice President                              None

Jeffrey R. Schneider,
Vice President                              None

Ellen P. Schoenfeld,
Vice President                              None

David Schultz,
Senior Vice President                       Chief Executive Officer, President & Senior Managing Director & Director of OFI
                                            Institutional Asset Management, Inc. and HarbourView Asset Management Corporation; Director (Class A) and
                                            Chairman of Trinity Investment Management Corporation; Director of Oppenheimer Trust Company.

Scott A. Schwegel,
Assistant Vice President                    None

Allan P. Sedmak
Assistant Vice President                    None

Jennifer L. Sexton,
Vice President                              Vice President of OFI Private Investments, Inc.

Martha A. Shapiro,
Vice President                              None

Navin Sharma,
Vice President                              Formerly, Manager at BNP Paribas Cooper Neff Advisors (May 2001-April 2002) prior to which he was Development Manager at Reality Online/Reuters America Inc. (June 2000-May 2001).

Steven J. Sheerin,
Vice President                              Formerly consultant with Pricewaterhouse Coopers (November 2000-May 2001) prior to which he was a Vice President of Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000).

Bonnie Sherman,
Assistant Vice President                    None

David C. Sitgreaves,
Assistant Vice President                    None

Edward James Sivigny
Assistant Vice President                    Formerly a Director for ABN Amro Securities (July 2001-July 2002) prior to which he was Associate Director for Barclays Capital (1998-July 2001).

Enrique H. Smith,
Assistant Vice President                    Formerly a business analyst with Goldman Sachs (August 1999-August 2001).

Richard A. Soper,
Vice President                              None

Louis Sortino,
Assistant Vice President:
Rochester Division                          None

Keith J. Spencer,
Vice President                              None

Marco Antonio Spinar,
Assistant Vice President                    Formerly, Director of Business Operations at AOL Time Warner, AOL Time Warner Book
                                            Group (June 2000-December 2001).

Richard A. Stein,
Vice President: Rochester Division          None

Arthur P. Steinmetz,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.

Jayne M. Stevlingson,
Vice President                              None

Gregory J. Stitt,
Vice President                              None

John P. Stoma,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor, Inc.

Wayne Strauss,
Assistant Vice President:
Rochester Division                          None

Michael Stricker,
Vice President                              None

Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                           Since December 2001, Secretary of Oppenheimer Trust Company.

Mary Sullivan,
Assistant Vice President                    None

Kevin L. Surrett,
Assistant Vice President                    None

Susan B. Switzer,
Vice President                              None

Anthony A. Tanner,
Vice President: Rochester Division          None

Paul Temple,
Vice President                              Formerly a Vice President of Merrill Lynch (October 2001-January 2002) prior to which he was a
                                            Vice President with OppenheimerFunds, Inc. (May 2000-October 5, 2001).

Eamon Tubridy,
Assistant Vice President                    None

James F. Turner,
Vice President                              Formerly portfolio manager for Technology Crossover Ventures (May 2000-March 2001).

Cameron Ullyat,
Assistant Vice President                    None

Mark S. Vandehey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation
                                            and Shareholder Services, Inc.

Maureen Van Norstrand,
Assistant Vice President                    None

Vincent Vermette,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Distributor, Inc.

Phillip F. Vottiero,
Vice President                              None

Samuel Sloan Walker,
Vice President                              Vice President of HarbourView Asset Management Corporation.

Teresa M. Ward,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.

Darrin L. Watts,
Assistant Vice President                    None

Jerry A. Webman,
Senior Vice President                       Senior Vice President of HarbourView Asset Management Corporation.

Christopher D. Weiler,
Assistant Vice President:
Rochester Division                           None

Barry D. Weiss,
Vice President                               None

Melissa Lynn Weiss,
Vice President                               Formerly an Associate at Hoguet Newman & Regal, LLP (January 1998-May 2002).

Christine Wells,
Vice President                               None

Joseph J. Welsh,
Vice President                               None

Diederick Wermolder,
Vice President                               Director of OppenheimerFunds International Ltd.; Senior Vice President (Managing Director of
                                             the International Division) of OFI Institutional Asset Management, Inc.

Catherine M. White,
Assistant Vice President                     Assistant Vice President of OppenheimerFunds Distributor, Inc. Formerly, Assistant
                                             Vice President with Gruntal & Co. LLC (September 1998 - October 2000); member of the American Society of Pension
                                             Actuaries (ASPA) since 1995.

William L. Wilby,
Senior Vice President                        Formerly Senior Vice President of HarbourView Asset Management Corporation (May
                                             1999-July 2002).

Donna M. Winn,
Senior Vice President                        President, Chief Executive Officer and Director of OFI Private Investments, Inc.;
                                             Director and President of OppenheimerFunds Legacy Program; Senior Vice President of OppenheimerFunds Distributor,
                                             Inc.

Kenneth Winston,
Senior Vice President                        Principal at Richards & Tierney, Inc. (until June 2001).

Brian W. Wixted,
Senior Vice President and
Treasurer                                    Treasurer of HarbourView Asset Management Corporation; OppenheimerFunds International Ltd.,
                                             Oppenheimer Partnership Holdings, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Services,
                                             Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc. and OFI Institutional Asset Management,
                                             Inc.; Treasurer and Chief Financial Officer of Oppenheimer Trust Company; Assistant Treasurer of Oppenheimer
                                             Acquisition Corp. and OppenheimerFunds Legacy Program.

Carol Wolf,
Senior Vice President                        Serves on the Board of the Colorado Ballet.

Kurt Wolfgruber,
Senior Vice President                        Director of Tremont Advisers, Inc. (as of January 2002).

Caleb C. Wong,
Vice President                               None

Edward C. Yoensky,
Assistant Vice President                     None

Robert G. Zack
Senior Vice President and
General Counsel                              General Counsel and Director of OppenheimerFunds Distributor, Inc.; General Counsel of
                                             Centennial Asset Management Corporation; Senior Vice President and General Counsel of HarbourView Asset
                                             Management Corporation and OFI Institutional Asset Management, Inc.; Senior Vice President, General Counsel and
                                             Director of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and
                                             Oppenheimer Trust Company; Vice President and Director of Oppenheimer Partnership Holdings, Inc.; Secretary of
                                             OAC Acquisition Corp.; Director and Assistant Secretary of OppenheimerFunds International Ltd.; Director of
                                             Oppenheimer Real Asset Management, Inc.; Vice President of OppenheimerFunds Legacy Program.

Jill Zachman,
Vice President: Rochester Division           None

Neal A. Zamore,
Vice President                               None

Mark D. Zavanelli,
Vice President                               None

Alex Zhou,
Assistant Vice President                     None

Arthur J. Zimmer,
Senior Vice President                        Senior Vice President (since April 1999) of HarbourView Asset Management Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Concentrated Growth Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Europe Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Growth & Income Fund (a series of Oppenheimer Main
   Street Funds, Inc.
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Municipal Bond Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Managers (6 series):
     Gartmore Millennium Growth Fund II
     Jennison Growth Fund
     Mercury Advisors Focus Growth Fund
     Mercury Advisors S&P 500 Index Fund
     QM Active Balanced Fund
     Salomon Brothers All Cap Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Special Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer Trinity Core Fund
Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Trinity Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (10 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Growth & Income Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer
Real Asset Management, Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial, Colorado
80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp.,
Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OAM
Institutional, Inc. and Oppenheimer Trust Company is 498 Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1,
Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania
16823.

Item 27. Principal Underwriter

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above
(except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

Name & Principal            Position and Office                 Position and Office
Business Address                with Underwriter                    with Registrant

Robert Agan(1)                  Vice President                      None

Janette Aprilante(1)            Secretary                           None

Jason R. Bach
3264 Winthrop Cricle
Marietta, GA 30067              Vice President                      None

Kathleen Beichert(1)            Vice President                      None

Gabriella Bercze(2)             Vice President                      None

Douglas S. Blankenship
17011 Woodbark
Spring, TX 77379                Vice President                     None

Tracey Blinzler(1)              Assistant Vice President           None

Kevin Bonner(1)                 Vice President                     None

L. Scott Brooks(2)              Vice President                     None

Kevin E. Brosmith
170 Phillip Court
Lake Bluff, IL 60044            Senior Vice President              None

Jeffrey W. Bryan(2)             Vice President                     None

Susan Burton
412 Towne Green Circle
Addison, TX 75001               Vice President                      None

Kathleen Mary Byron
6 Dahlia Drive
Irvine, CA 92618                Vice President                     None

Robert A. Coli
12 White Tail Lane
Bedminster, NJ 07921            Vice President                     None

Jill E. Crockett(2)             Assistant Vice President           None

Jeffrey D. Damia(2)             Vice President                     None

John Davis(2)                   Assistant Vice President           None

Stephen J. Demetrovits(2)       Vice President                     None

Michael W. Dickson
21 Trinity Avenue
Glastonbury, CT 06033           Vice President                     None

Joseph A. DiMauro
244 McKinley Avenue
Grosse Pointe Farms, MI 48236    Vice President                    None

Steven Dombrower(w)              Vice President                   None

George P. Dougherty
4090 Redbud Circle
Doylestown, PA 18901               Vice President                  None

Cliff H. Dunteman
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642       Vice President                   None

John Eiler(2)                     Vice President                    None

Kent M. Elwell
35 Crown Terrace
Yardley, PA 19067                 Vice President                   None

Gregg A. Everett
7124 Trysail Circle
Tampa, FL 33607                   Vice President                  None

George R. Fahey
9 Townview Court
Flemington, NJ 08822              Vice President                 None

Eric C. Fallon
10 Worth Circle
Newton, MA 02458                  Vice President                 None

Katherine P. Feld(2)             Vice President          Assistant Secretary

Mark J. Ferro(2)                 Vice President              None

Ronald H. Fielding(3)            Vice President              None

Patrick W. Flynn (1)            Senior Vice President        None

John E. Forrest(2)              Senior Vice President        None

John ("J) Fortuna(2)            Vice President              None

P. Lyman Foster(2)              Senior Vice President        None

Luiggino J. Galleto
10302 Riesling Court
Charlotte, NC 28277             Vice President              None

Michelle M. Gans
2700 Polk Street, Apt. #9
San Francisco, CA 94109         Vice President              None

Lucio Giliberti
6 Cyndi Court
Flemington, NJ 08822            Vice President              None

Raquel Granahan(2)              Vice President              None

Ralph Grant(2)                  Senior Vice President       None

Michael D. Guman
3913 Pleasant Avenue
Allentown, PA 18103             Vice President              None

Tonya N. Hammet
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759            Assistant Vice President     None

Clifford W. Heidinger
90 Gates Street
Portsmouth, NH 03801             Vice President              None

Phillipe D. Hemery
184 Park Avenue
Rochester, NY 14607              Vice President              None

Elyse R. Jurman Herman
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062        Vice President             None

Wendy G. Hetson
4 Craig Street
Jericho, NY 11753                 Vice President             None

Kristen L. Heyburn
2315 Mimosa Drive #2
Houston, TX 77019                 Vice President            None

William E. Hortz(2)               Vice President            None

Edward Hrybenko(2)                Vice President            None

Brian F. Husch(2)                 Vice President            None

Richard L. Hymes(2)             Assistant Vice President    None

Kathleen T. Ives(1)             Vice President             Assistant Secretary

Eric K. Johnson
28 Oxford Avenue
Mill Valley, CA 94941           Vice President              None

Mark D. Johnson
15792 Scenic Green Court
Chesterfield, MO 63017          Vice President               None

John S. Kavanaugh
2 Cervantes, Apt. #301
San Francisco, CA 94123          Vice President              None

Christina J. Keller(2)           Vice President             None

Brian G. Kelly
60 Larkspur Road
Fairfield, CT 06430              Vice President             None

Michael Keogh(2)                 Vice President            None

Lisa Klassen(1)                Assistant Vice President     None

Richard Klein
4820 Fremont Avenue So.
Minneapolis, MN 55409          Senior Vice President       None

Richard Knott(2)               Vice President              None

Dean Kopperud(2)               Senior Vice President       None
Brent A. Krantz
P. O. Box 1313
Seahurst, WA 98062             Senior Vice President      None

David T. Kuzia
9697 S. Golden Eagle Dr.
Highlands, CO 80126            Vice President             None

Tracey Lange(2)                 Vice President             None

Paul R. LeMire                  Vice President             None

Dawn Lind
21 Meadow Lane
Rockville Centre, NY 11570       Vice President             None

Malissa Lischin(2)               Assistant Vice President    None

James V. Loehle
30 Wesley Hill Lane
Warwick, NY 10990                Vice President              None

John J. Lynch
5341 Ellsworth
Dallas, TX 75206                Vice President                None

Mark Macken
462 Lincoln Avenue
Sayville, NY 11782               Vice President              None

Michael Magee(2)                Vice President                None

Steven C. Manns
1941 W. Wolfram
Chicago, IL 60657               Vice President                 None

Todd A. Marion
3 St. Marks Place
Cold Spring Harbor, NY 11724     Vice President                 None

David M. Martin
10155 S. Woodrose Lane
Highlands Ranch, CO 80126        Vice President                  None

LuAnn Mascia(2)                Assistant Vice President         None

Theresa-Marie Maynier
2421 Charlotte Drive
Charlotte, NC 28203            Vice President                   None

Anthony P. Mazzariello
704 Beaver Road
Leetsdale, PA 15056            Vice President                    None

John C. McDonough
3812 Leland Street
Chevy Chase, MD 20815          Vice President                     None

Kent C. McGowan
18424 12th Avenue West
Lynnwood, WA 98037             Vice President                     None

John V. Murphy(2)              Director                          President, Principal Executive Officer and Trustee/Director

Wendy Jean Murray
32 Carolin Road
Upper Montclair, NJ 07043      Vice President                      None

Christina Nasta(2)             Assistant Vice President           None

Kevin P. Neznek(2)              Vice President                    None

Chad V. Noel
2408 Eagleridge Drive
Henderson, NV 89014             Vice President                       None

Raymond C. Olson(1)             Assistant Vice President; Treasurer        None

Gayle E. Pereira
2707 Via Arboleda
San Clemente, CA 92672          Vice President                           None

Brian C. Perkes
8734 Shady Shore Drive
Frisco, TX 75034                Vice President                          None

Charles K. Pettit
22 Fall Meadow Drive
Pittsford, NY 14534             Vice President                           None

William L. Presutti
238 Kemp Avenue
Fair Haven, NJ 07704             Vice President                         None

Elaine Puleo-Carter(2)           Senior Vice President                  None

Christopher L. Quinson
19 Cayuga Street
Rye, NY 10580                    Vice President                          None

Minnie Ra
100 Dolores Street, #203
Carmel, CA 93923                 Vice President                          None

Heather Rabinowitz(2)            Assistant Vice President               None

Gary D. Rakan
25031 Woodridge Triangle
Farmington, MI 48335             Vice President                         None

Michael A. Raso
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY 10538              Vice President                         None

Douglas Rentschler
677 Middlesex Road
Grosse Pointe Park, MI 48230      Vice President                         None

Louis H. Reynolds                 Vice President                         None

Michelle Simone Richter(2)         Vice President                        None

Ruxandra Risko(2)                  Vice President                        None

David R. Robertson(2)              Senior Vice President                 None

Kenneth A. Rosenson
24753 Bantage Point Terr.
Malibu, CA 90265                   Vice President                         None

James H. Ruff(2)                   President & Director               None

William R. Rylander
85 Evergreen Road
Vernon, CT 06066                   Vice President                         None

Thomas Sabow(2)                    Vice President                        None

Alfredo Scalzo
9616 Lake Chase Island Way
Tampa, FL 33626                     Vice President                       None

Michael Sciortino
785 Beau Chene Drive
Mandeville, LA 70471                Vice President                       None

Eric Sharp
862 McNeill Circle
Woodland, CA 95695                  Vice President                       None

Debbie Simon(2)                     Vice President                       None

Douglas Bruce Smith
808 South 194th Street
Seattle,WA 98148                    Vice President                       None

William A. Spetrino
7631 Yennicook Way
Hudson, OH 44236                    Vice President                       None

Bryan Stein(2)                      Vice President                       None

John Stoma(2)                       Senior Vice President                None

Brian C. Summe
239 N. Colony Drive
Edgewood, KY 41017                  Vice President                      None

Michael Sussman(2)                  Assistant Vice President            None

George T. Sweeney
5 Smoke House Lane
Hummelstown, PA 17036               Senior Vice President               None

Scott McGregor Tatum
704 Inwood
Southlake, TX 76092                 Vice President                      None

James Taylor(2)                     Assistant Vice President            None

Martin Telles(2)                    Senior Vice President               None

David G. Thomas
1328 N. Cleveland Street
Arlington, VA 22201                 Vice President                      None

Bryan K.Toma
14575 S. Gallery
Olathe, KS 66062                    Vice President                      None

Floyd A. Tucker
1930 W. Barry Ave., #2
Chicago, IL 60657                   Vice President                      None

Tanya Valency(2)                    Vice President                      None

Mark Vandehey(1)                    Vice President                      None

Vincent Vermete                     Assistant Vice President            None

Teresa Ward(1)                      Vice President                      None

Michael J. Weigner
4905 W. San Nicholas Street
Tampa, FL 33629                     Vice President                      None

Donn Weise
3249 Earlmar Drive
Los Angeles, CA 90064                Vice President                     None

Catherine White(2)                   Assistant Vice President           None

Thomas Wilson(2)                     Vice President                     None

Donna Winn(2)                        Senior Vice President              None

Philip Witkower(2)                   Senior Vice President              None

Cary Patrick Wozniak
18808 Bravata Court
San Diego, CA 92128                  Vice President                     None

Gregor D. Yuska
16035 Canterbury Estates Dr.
Ellisville, MO 63021                 Vice President                    None

Robert G. Zack(2)                    General Counsel; Director          Secretary

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)498 Seventh Avenue, New York, NY 10018
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the
Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the
Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of September, 2002.

         OPPENHEIMER MUNICIPAL BOND FUND

         By:  /s/ John V. Murphy*
         ----------------------------------------------
         John V. Murphy, President,
         Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                           Title                    Date
----------                           -----                    ----

/s/ Leon Levy*                       Chairman of the
------------------                   Board of Trustees        September 27, 2002
Leon Levy

/s/ Donald W. Spiro*                 Vice Chairman of the      September 27, 2002
-------------------------            Board and Trustee
Donald W. Spiro

/s/ John V. Murphy*                  President, Principal
--------------------------           Executive Officer         September 27, 2002
John V. Murphy                       & Trustee

/s/ Brian W. Wixted*                 Treasurer, Principal      September 27, 2002
-------------------------            Financial and
Brian W. Wixted                      Accounting Officer

/s/ Robert G. Galli*                 Trustee                   September 27, 2002
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*            Trustee                   September 27, 2002
---------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*               Trustee                    September 27, 2002
--------------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*           Trustee                     September 27, 2002
--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*              Trustee                     September 27, 2002
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                 Trustee                     September 27, 2002
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*        Trustee                      September 27, 2002
---------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*              Trustee                      September 27, 2002
----------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact